UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04015

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Money Market Fund as of July 31, 2008 (Unaudited)

Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2008, the value of the Fund’s investment in the Portfolio was $109,045,463 and the Fund owned 4.8% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Cash Management Fund as of July 31, 2008 (Unaudited)

Eaton Vance Cash Management Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2008, the value of the Fund’s investment in the Portfolio was $288,512,992 and the Fund owned approximately 12.6% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Cash Management Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 3.3%

Principal
Amount
(000’s omitted)	Security	Value
$7,953	AMCAR, Series 2008-AF, Class A1, 2.694%, 6/12/09	$7,953,398
3,071	CARAT, Series 2008-1, Class A1, 3.386%, 2/17/09 (1)	3,070,897
5,149	CNH Equipment Trust, Series 2008-A, Class A1, 2.753%, 5/11/09	5,148,822
12,310	CNH Equipment Trust, Series 2008-B, Class A1, 2.917%, 6/12/09	12,309,616
2,284	DCAT, Series 2008-A, Class A1, 3.152%, 3/9/09 (1)	2,283,742
8,492	FORDO, Series 2008-B, Class A1, 2.766%, 5/15/09	8,491,789
14,797	HAROT, Series 2008-1, Class A1, 2.916%, 7/20/09	14,797,425
12,588	HART, Series 2008-A, Class A1, 2.849%, 7/15/09	12,588,095
7,702	JDOT, Series 2008-A, Class A1, 2.741%, 5/8/09	7,702,084
255	TAROT, Series 2007-B, Class A1, 5.068%, 12/12/08	255,157
Total Asset Backed Securities (identified cost $74,601,025)		$74,601,025
Certificates of Deposit — 3.4%
$10,000	Abbey National Treasury Services PLC, 2.696%, 2/13/09 (2)	$10,000,000
21,000	Bank of Ireland, CT, 2.811%, 3/3/09 (2)	21,000,000
17,000	Barclays Bank PLC, NY, 2.906%, 3/12/09 (2)	17,000,000
25,000	Royal Bank of Canada, NY, 2.97%, 8/29/08	25,006,694
5,000	Royal Bank of Canada, NY, 5.29%, 2/2/09	5,055,653
Total Certificates of Deposit (amortized cost $78,062,347)		$78,062,347
Commercial Paper — 71.9%
Automotive — 1.3%
$15,000	Toyota Motor Credit Corp., 2.45%, 9/8/08	$14,961,208
15,000	Toyota Motor Credit Corp., 2.64%, 10/22/08	14,909,800
		$29,871,008
Banks and Money Services — 61.7%
$15,000	Abbey National, LLC, 2.64%, 9/15/08	$14,950,500
11,700	Alcon Capital Corp., 2.11%, 8/7/08 (3)	11,695,885
18,000	American Express Credit Corp., 2.87%, 11/6/08	17,860,805
20,000	American General Finance Corp., 2.60%, 8/20/08	19,972,556
15,000	American General Finance Corp., 2.63%, 8/27/08	14,971,508
20,000	American General Finance Corp., 2.68%, 8/15/08	19,979,155
15,000	American General Finance Corp., 2.90%, 10/15/08	14,909,375
10,000	Australia and New Zealand Banking Group, Ltd., 2.62%, 8/11/08 (3)	9,992,722
8,500	Australia and New Zealand Banking Group, Ltd., 2.70%, 9/18/08 (3)	8,469,400
12,000	Australia and New Zealand Banking Group, Ltd., 2.73%, 10/16/08 (3)	11,930,840
10,000	Australia and New Zealand Banking Group, Ltd., 2.75%, 9/12/08 (3)	9,967,917
10,000	Bank of Ireland (The), 2.73%, 8/15/08 (3)	9,989,383
15,000	Bank of Ireland (The), 2.88%, 10/22/08 (3)	14,901,600
5,293	Bankamerica Corp., 2.70%, 8/26/08	5,283,076
10,021	Barton Capital Corp., LLC, 2.25%, 8/1/08 (3)	10,021,000
12,500	Barton Capital Corp., LLC, 2.62%, 9/8/08 (3)	12,465,431
15,000	Barton Capital Corp., LLC, 2.64%, 8/11/08 (3)	14,989,000
15,000	Barton Capital Corp., LLC, 2.65%, 9/18/08 (3)	14,947,000
10,000	Barton Capital Corp., LLC, 2.78%, 9/15/08 (3)	9,965,250
10,000	Barton Capital Corp., LLC, 2.80%, 10/1/08 (3)	9,952,556
14,400	Barton Capital Corp., LLC, 2.80%, 11/3/08 (3)	14,294,720
25,000	BNP Paribas Finance, Inc., 2.632%, 8/28/08	24,950,650
8,629	BNP Paribas Finance, Inc., 2.84%, 11/10/08	8,560,246
12,500	CAFCO, LLC, 2.55%, 9/9/08 (3)	12,465,469
15,000	CAFCO, LLC, 2.65%, 8/8/08 (3)	14,992,271
15,000	CAFCO, LLC, 2.65%, 8/26/08 (3)	14,972,396

1

$20,500	CAFCO, LLC, 2.67%, 9/15/08 (3)	$20,431,581
7,000	CAFCO, LLC, 3.055%, 1/6/09 (3)	6,906,144
8,500	CBA, (DE) Finance, Inc., 2.225%, 8/21/08	8,489,493
11,505	CBA, (DE) Finance, Inc., 2.62%, 9/26/08	11,458,111
12,300	CBA, (DE) Finance, Inc., 2.62%, 9/30/08	12,246,290
10,000	CBA, (DE) Finance, Inc., 2.64%, 8/5/08	9,997,066
11,650	CBA, (DE) Finance, Inc., 2.73%, 10/23/08	11,576,673
18,600	CIESCO, LLC, 2.40%, 8/7/08 (3)	18,592,560
15,000	CIESCO, LLC, 2.65%, 8/18/08 (3)	14,981,229
10,000	CIESCO, LLC, 2.70%, 8/26/08 (3)	9,981,250
10,000	CIESCO, LLC, 2.70%, 9/3/08 (3)	9,975,250
10,500	CIESCO, LLC, 2.77%, 10/7/08 (3)	10,445,870
12,000	CIESCO, LLC, 2.78%, 10/20/08 (3)	11,925,867
14,700	CRC Funding, LLC, 2.65%, 8/8/08 (3)	14,692,425
7,500	CRC Funding, LLC, 2.67%, 8/4/08 (3)	7,498,331
17,000	CRC Funding, LLC, 2.78%, 10/14/08 (3)	16,902,855
7,000	CRC Funding, LLC, 3.06%, 1/15/09 (3)	6,900,635
20,000	Fortis Funding, LLC, 2.46%, 8/11/08 (3)	19,986,333
15,000	Fortis Funding, LLC, 2.66%, 9/23/08 (3)	14,941,258
15,000	Fortis Funding, LLC, 2.80%, 10/20/08 (3)	14,906,667
13,000	Genworth Financial Inc., 2.45%, 8/28/08 (3)	12,976,112
15,000	HSBC Finance Corp., 2.50%, 9/29/08	14,938,542
15,000	HSBC Finance Corp., 2.53%, 8/22/08	14,977,863
15,000	HSBC Finance Corp., 2.65%, 10/8/08	14,924,917
15,000	ING (US) Funding, LLC, 2.58%, 9/3/08	14,964,525
15,900	ING (US) Funding, LLC, 2.58%, 9/17/08	15,846,444
10,900	ING (US) Funding, LLC, 2.64%, 8/1/08	10,900,000
10,000	ING (US) Funding, LLC, 2.695%, 10/21/08	9,939,362
15,000	JPMorgan Chase & Co., 2.64%, 10/21/08	14,910,900
9,000	Kitty Hawk Funding Corp., 2.58%, 8/14/08 (3)	8,991,615
21,000	Kitty Hawk Funding Corp., 2.65%, 9/16/08 (3)	20,928,892
15,000	Kitty Hawk Funding Corp., 2.68%, 8/19/08 (3)	14,979,900
6,257	Kitty Hawk Funding Corp., 2.80%, 9/16/08 (3)	6,234,614
19,000	Lehman Brothers Holdings, Inc., 2.55%, 8/1/08 (3)	19,000,000
6,000	Lehman Brothers Holdings, Inc., 3.05%, 10/9/08	5,964,924
17,000	Macquarie Bank Ltd., 2.75%, 9/12/08 (3)	16,945,458
17,000	Macquarie Bank Ltd., 3.241%, 4/21/09 (2)	17,000,000
12,000	Merrill Lynch & Co., 2.28%, 8/5/08	11,996,960
15,000	Merrill Lynch & Co., 2.67%, 8/5/08	14,995,550
11,130	Merrill Lynch & Co., 2.67%, 8/12/08	11,120,920
20,000	Morgan Stanley, 2.50%, 8/25/08	19,966,667
15,000	Morgan Stanley, 2.76%, 9/29/08	14,932,150
10,000	National Australia Funding, 2.63%, 8/4/08 (3)	9,997,809
32,223	Old Line Funding Corp., LLC, 2.20%, 8/1/08 (3)	32,223,000
5,000	Old Line Funding Corp., LLC, 2.52%, 8/25/08 (3)	4,991,600
20,000	Old Line Funding Corp., LLC, 2.55%, 8/1/08 (3)	20,000,000
15,000	Old Line Funding Corp., LLC, 2.79%, 10/15/08 (3)	14,912,812
15,000	Old Line Funding Corp., LLC, 2.80%, 8/27/08 (3)	14,969,667
13,000	Old Line Funding Corp., LLC, 2.85%, 9/10/08 (3)	12,958,833
43,152	Ranger Funding Co., LLC, 2.21%, 8/1/08 (3)	43,152,000
10,500	Ranger Funding Co., LLC, 2.37%, 8/4/08 (3)	10,497,926
15,000	Ranger Funding Co., LLC, 2.65%, 8/20/08 (3)	14,979,021
15,000	Ranger Funding Co., LLC, 2.74%, 9/9/08 (3)	14,955,475
5,660	Ranger Funding Co., LLC, 2.79%, 10/14/08 (3)	5,627,540
18,750	Royal Bank of Scotland, 2.65%, 9/11/08	18,693,411
18,000	Sheffield Receivables Corp., 2.45%, 8/11/08 (3)	17,987,750
25,000	Sheffield Receivables Corp., 2.48%, 8/8/08 (3)	24,987,944
15,000	Sheffield Receivables Corp., 2.50%, 8/27/08 (3)	14,972,917
15,000	Sheffield Receivables Corp., 2.75%, 8/13/08 (3)	14,986,250
15,000	Societe Generale North America, Inc., 2.73%, 9/4/08	14,961,325
6,400	Societe Generale North America, Inc., 2.75%, 8/8/08	6,396,578
25,000	Societe Generale North America, Inc., 2.80%, 10/9/08	24,865,833
25,400	UBS Finance Delaware, LLC, 2.68%, 9/3/08	25,337,601
15,000	UBS Finance Delaware, LLC, 2.775%, 8/5/08	14,995,375
11,442	UBS Finance Delaware, LLC, 2.87%, 9/2/08	11,412,810
9,575	UBS Finance Delaware, LLC, 2.90%, 10/27/08	9,507,895
12,500	UBS Finance Delaware, LLC, 2.95%, 11/10/08	12,396,545
12,000	Unilever Capital Corp., 2.87%, 11/25/08 (3)	11,889,027

2

$12,500	Yorktown Capital, LLC, 2.50%, 9/10/08 (3)	$12,465,278
10,000	Yorktown Capital, LLC, 2.57%, 9/4/08 (3)	9,975,728
10,000	Yorktown Capital, LLC, 2.59%, 8/11/08 (3)	9,992,806
15,000	Yorktown Capital, LLC, 2.60%, 8/12/08 (3)	14,988,083
11,500	Yorktown Capital, LLC, 2.635%, 9/18/08 (3)	11,459,597
18,500	Yorktown Capital, LLC, 2.77%, 10/23/08 (3)	18,381,852
		$1,390,643,202
Distributors — 0.4%
$10,000	Fortune Brands, LLC, 2.80%, 8/12/08 (3)	$9,991,444
		$9,991,444
Electrical and Electronic Equipment — 2.0%
$14,071	General Electric Capital Corp., 2.40%, 8/4/08	$14,068,186
25,000	General Electric Capital Corp., 2.50%, 9/23/08	24,907,986
6,600	Tyco Electronics Group SA, 2.80%, 8/5/08 (3)	6,597,947
		$45,574,119
Foods — 1.5%
$10,000	General Mills, Inc., 2.80%, 8/19/08 (3)	$9,986,000
10,000	General Mills, Inc., 2.88%, 8/13/08 (3)	9,990,400
15,000	Kraft Foods Inc., 2.35%, 8/1/08	15,000,000
		$34,976,400
Insurance — 4.2%
$15,500	Lincoln National Corp., 2.72%, 9/22/08 (3)	$15,439,102
15,000	Lincoln National Corp., 2.82%, 8/19/08 (3)	14,978,850
25,000	Prudential Financial, Inc., 2.45%, 8/14/08 (3)	24,977,882
15,000	Prudential Financial, Inc., 2.70%, 8/21/08 (3)	14,977,500
15,000	Prudential Financial, Inc., 2.80%, 9/22/08 (3)	14,939,333
10,000	Prudential Financial, Inc., 2.80%, 10/6/08 (3)	9,948,667
		$95,261,334
Oil and Gas-Equipment and Services — 0.3%
$7,950	XTO Energy, Inc., 2.95%, 8/4/08 (3)	$7,948,046
		$7,948,046
Specialty Retail — 0.5%
$11,000	Staples, Inc., 3.10%, 8/11/08 (3)	$10,990,528
		$10,990,528
Total Commercial Paper (identified cost $1,642,256,081)		$1,642,256,081
Corporate Bonds & Notes — 20.2%
Automotive — 0.8%
$20,000	Toyota Motor Credit Corp., MTN, 2.468%, 1/15/09 (2)	$20,000,000
		$20,000,000
Banks and Money Services — 16.9%
$14,000	American Express Centurion Bank, 2.708%, 9/17/08 (2)	$13,997,647
14,000	American General Finance Corp., MTN, 3.063%, 9/18/08 (2)	13,995,351
21,000	American Honda Finance Corp., MTN, 2.943%, 3/18/09 (1) (2)	21,000,000
12,000	American Honda Finance Corp., MTN, 2.98%, 5/5/09 (1) (2)	12,000,000
7,250	Australia and New Zealand Banking Group, Ltd., 2.892%, 9/2/09 (1) (2)	7,250,000
17,250	Bank of America Corp., 2.988%, 9/3/09 (2)	17,250,000
5,000	Caterpillar Financial Services Corp., MTN, 4.50%, 9/1/08	5,005,792
25,000	Citigroup Funding, Inc., MTN, 3.633%, 5/8/09 (2)	24,997,150
7,400	Commonwealth Bank of Australia, 2.988%, 8/3/09 (1) (2)	7,400,000
20,000	Credit Agricole SA/London, 2.791%, 10/21/08 (1) (2)	20,000,000
23,000	Fortis Bank, NY, 2.776%, 11/19/08 (1) (2)	23,000,000
9,500	Goldman Sachs Group Inc., 6.65%, 5/15/09	9,736,112
8,317	HSBC Finance Corp., 4.125%, 12/15/08	8,285,441
2,720	HSBC Finance Corp., 4.75%, 5/15/09	2,738,315
6,527	HSBC Finance Corp., 5.875%, 2/1/09	6,596,250
17,000	IBM Corp., 2.421%, 9/2/08 (1) (2)	16,997,162
10,000	IBM International Group Capital, 2.869%, 9/25/09 (1) (2)	10,000,000
18,500	ING Bank NV, 3.059%, 3/26/09 (1) (2)	18,500,000

3

$13,500	John Deere Capital Corp., MTN, 2.984%, 9/25/08 (2)	$13,500,000
25,000	Merrill Lynch & Co., 2.616%, 1/16/09 (2)	25,000,000
13,500	Merrill Lynch & Co., MTN, 4.495%, 5/20/09 (2)	13,473,324
14,100	Morgan Stanley, 3.875%, 1/15/09	14,113,760
15,000	National Australia Bank Ltd., 2.882%, 7/6/09 (1) (2)	15,000,000
6,600	Rabobank Nederland, 2.811%, 1/15/09 (1) (2)	6,599,431
25,000	Rabobank Nederland, 2.90%, 9/9/09 (1) (2)	25,000,000
20,000	Totta Ireland PLC, 2.47%, 11/6/08 (1) (2)	20,000,000
14,800	Unilever Capital Corp., 2.446%, 12/11/08 (1) (2)	14,800,000
		$386,235,735
Electrical and Electronic Equipment — 0.3%
$6,300	General Electric Capital Corp., MTN, 2.831%, 1/5/09 (2)	$6,300,161
		$6,300,161
Household Products — 0.4%
$8,600	Proctor & Gamble International Co., 2.789%, 2/19/09 (2)	$8,600,000
		$8,600,000
Insurance — 1.8%
$21,350	MetLife Global Funding I, 3.041%, 8/7/09 (1) (2)	$21,350,000
20,000	Prudential Financial, Inc., MTN, 2.926%, 9/4/08 (2)	20,000,000
		$41,350,000
Total Corporate Bonds & Notes (identified cost $462,485,896)		$462,485,896
U.S. Government Agency Bonds — 1.1%
$6,750	FHLB, 2.55%, 9/12/08	$6,749,182
8,600	FHLMC, 2.80%, 6/29/09	8,600,000
10,000	FNMA Discount Note, 2.77%, 12/23/08	9,889,200
Total U.S. Government Agency Bonds (identified cost $25,238,382)		$25,238,382
Total Investments — 99.9% (identified cost $2,282,643,731) (4)		$2,282,643,731
Other Assets, Less Liabilities — 0.1%		$1,658,881
Net Assets— 100.0%		$2,284,302,612

AMCAR	—	AmeriCredit Automobile Receivables Trust
CARAT	—	Capital Auto Receivables Asset Trust
DCAT	—	DaimlerChrysler Auto Trust
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FORDO	—	Ford Credit Auto Owner Trust
HAROT	—	Honda Auto Receivables Owner Trust
HART	—	Hyundai Auto Receivables Trust
JDOT	—	John Deere Owner Trust
MTN	—	Medium-Term Note
TAROT	—	Triad Auto Receivables Owner Trust

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $258,364,992 or 11.3% of the Portfolio’s net assets.

(2)		Variable rate obligation. The stated interest rate represents the rate in effect at July 31, 2008.
(3)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(4)		Cost for federal taxes is the same as book cost.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of July 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At July 31, 2008, the Fund owned 1.2% of Tax-Managed Growth Portfolio’s outstanding interests, 10.0% of Tax-Managed Value Portfolio’s outstanding interests, 39.9% of Tax-Managed International Equity Portfolio’s outstanding interests, 41.2% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 63.9% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests, 31.3% of Tax-Managed Small-Cap Growth Portfolio’s (1) outstanding interests and 58.7% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at July 31, 2008 is set forth below.

Investment	Value	% of Fund’s Net Assets
Tax-Managed Growth Portfolio (identified cost, $229,821,951)	$199,908,090	25.9%
Tax-Managed Value Portfolio (identified cost, $125,830,223)	$165,905,747	21.5%
Tax-Managed International Equity Portfolio (identified cost, $107,532,570)	$149,269,983	19.3%
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $70,043,814)	$90,289,487	11.7%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $48,795,102)	$59,250,209	7.6%
Tax-Managed Small-Cap Growth Portfolio (1) (identified cost, $53,517,611)	$66,326,197	8.6%
Tax-Managed Small-Cap Value Portfolio (identified cost, $37,226,695)	$41,840,445	5.4%

Total Investments — 100.0% (identified cost, $672,767,966)	$772,790,158	100.0%

Other Assets, Less Liabilities — 0.0%	$288,354	0.0%

Net Assets — 100%	$773,078,512	100.0%

(1)   Effective September 1, 2008, the Portfolio changed its name to Tax-Managed Small-Cap Portfolio.

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Diversified Income Fund as of July 31, 2008 (Unaudited)

Eaton Vance Diversified Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At July 31, 2008, the Fund owned approximately 6.5% of Boston Income Portfolio’s outstanding interests, approximately 2.9% of Floating Rate Portfolio’s outstanding interests, and approximately 16.1% of Government Obligations Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at July 31, 2008 is set forth below.

Affiliated Investments	Value	% of Net Assets

Boston Income Portfolio (identified cost, $136,921,727)	$123,127,745	33.5%
Floating Rate Portfolio (identified cost, $133,205,426)	$123,425,988	33.6%
Government Obligations Portfolio (identified cost, $121,032,488)	$123,675,378	33.6%

Total Affiliated Investments — 100.7% (identified cost, $391,159,641)	$370,229,111	100.7%

Other Assets, Less Liabilities — (0.7%)	$(2,666,845)	(0.7)%

Net Assets — 100%	$367,562,266	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Dividend Income Fund as of July 31, 2008 (Unaudited)

Eaton Vance Dividend Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $333,886,502 and the Fund owned 93.0% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Dividend Income Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 5.7%
General Dynamics Corp.	87,300	$7,781,922
Lockheed Martin Corp.	77,800	8,116,874
Raytheon Co.	52,170	2,970,038
United Technologies Corp.	25,828	1,652,475
		$20,521,309
Auto Components — 0.4%
Johnson Controls, Inc.	51,000	$1,538,160
		$1,538,160
Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)	207,000	$7,348,500
Franklin Resources, Inc.	70,977	7,140,996
State Street Corp.	121,799	8,725,680
		$23,215,176
Chemicals — 0.9%
Potash Corp. of Saskatchewan, Inc.	15,500	$3,166,185
		$3,166,185
Commercial Banks — 5.4%
Banco Bradesco SA ADR	372,350	$7,904,991
PNC Financial Services Group, Inc.	112,552	8,023,832
Wells Fargo & Co.	116,501	3,526,485
		$19,455,308
Computer Peripherals — 2.2%
International Business Machines Corp.	60,781	$7,778,752
		$7,778,752
Diversified Financial Services — 2.8%
Bank of America Corp.	106,084	$3,490,164
Citigroup, Inc.	167,966	3,139,285
JPMorgan Chase & Co.	85,000	3,453,550
		$10,082,999
Diversified Telecommunication Services — 8.1%
AT&T, Inc.	197,380	$6,081,278
Koninklijke KPN NV	400,000	6,965,136
Telefonica O2 Czech Republic AS	224,273	7,574,449
Telefonos de Mexico SA de CV ADR	62,130	1,565,676
Verizon Communications, Inc.	201,109	6,845,750
		$29,032,289
Electric Utilities — 9.3%
E.ON AG	57,866	$11,030,382
E.ON AG ADR	2	126
FirstEnergy Corp.	72,500	5,332,375
Fortum Oyj	182,592	8,051,049
FPL Group, Inc.	120,000	7,743,600
Scottish and Southern Energy PLC	39,900	1,104,566
		$33,262,098
Energy Equipment & Services — 5.8%
Diamond Offshore Drilling, Inc.	58,388	$6,965,688
Schlumberger, Ltd.	71,091	7,222,846
Transocean, Inc. (1)	49,676	6,757,426
		$20,945,960

1

Food & Staples Retailing — 2.5%
Wal-Mart Stores, Inc.	152,800	$8,957,136
		$8,957,136
Food Products — 3.3%
Cadbury Schweppes PLC ADR	65,211	$3,089,045
Nestle SA	201,587	8,837,544
Nestle SA ADR	7	310
		$11,926,899
Health Care Equipment & Supplies — 2.1%
Covidien, Ltd.	152,400	$7,504,176
		$7,504,176
Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	136,400	$8,155,356
		$8,155,356
Household Products — 0.5%
Kimberly-Clark Corp.	1,670	$96,576
Kimberly-Clark de Mexico SA de C.V.	362,500	1,562,656
		$1,659,232
Insurance — 1.9%
Chubb Corp.	38,000	$1,825,520
Travelers Companies, Inc. (The)	116,692	5,148,451
		$6,973,971
Machinery — 2.1%
Atlas Copco AB, Class A	77,000	$1,192,570
Paccar, Inc.	150,000	6,309,000
		$7,501,570
Media — 1.6%
Comcast Corp., Class A	272,080	$5,610,290
		$5,610,290
Metals & Mining — 5.7%
BHP Billiton, Ltd. ADR	50,600	$3,777,796
Companhia Vale do Rio Doce ADR	87,200	2,618,616
Compass Minerals International, Inc.	57,900	4,377,240
Freeport-McMoRan Copper & Gold, Inc., Class B	33,131	3,205,424
POSCO ADR	29,000	3,846,850
Southern Copper Corp.	99,600	2,766,888
		$20,592,814
Multiline Retail — 1.3%
Target Corp.	103,817	$4,695,643
		$4,695,643
Multi-Utilities — 2.1%
CMS Energy Corp.	32,000	$432,000
Energy East Corp.	64,200	1,604,358
National Grid PLC	90,000	1,184,503
Suez SA	39,245	2,348,468
United Utilities Group PLC, Class B	589,770	1,986,068
		$7,555,397
Oil, Gas & Consumable Fuels — 13.2%
BP PLC ADR	16,500	$1,013,760
Chevron Corp.	55,400	4,684,624
ConocoPhillips	78,103	6,374,767
Exxon Mobil Corp.	78,529	6,316,087
Hess Corp.	68,100	6,905,340
Occidental Petroleum Corp.	106,160	8,368,593
Total SA ADR	93,770	7,173,405
Williams Cos., Inc. (The)	202,165	6,479,388
		$47,315,964

2

Pharmaceuticals — 6.7%
Johnson & Johnson	116,785	$7,996,269
Merck & Co., Inc.	213,967	7,039,514
Schering-Plough Corp.	406,720	8,573,658
Wyeth	10,500	425,460
		$24,034,901
Real Estate Investment Trusts (REITs) — 3.7%
Boston Properties, Inc.	61,100	$5,877,209
Simon Property Group, Inc.	80,690	7,474,315
		$13,351,524
Tobacco — 2.5%
Philip Morris International, Inc.	161,845	$8,359,294
UST, Inc.	11,635	612,117
		$8,971,411
Total Common Stocks (identified cost $329,551,200)		$353,804,520

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (2)	$5,066	$5,065,926
Total Short-Term Investments (identified cost $5,065,926)		$5,065,926
Total Investments — 100.0% (identified cost $334,617,126)		$358,870,446
Other Assets, Less Liabilities — (0.0)%		$(39,524)
Net Assets — 100.0%		$358,830,922

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $115,457.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	85.6%	$307,033,056
Germany	3.1	11,030,382
Switzerland	2.5	8,837,544
Finland	2.2	8,051,049
Czech Republic	2.1	7,574,449
Netherlands	1.9	6,965,136
United Kingdom	1.2	4,275,136
France	0.7	2,348,468
Mexico	0.4	1,562,656
Sweden	0.3	1,192,570
	100.0%	$358,870,446

3

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$334,655,600
Gross unrealized appreciation	$28,769,862
Gross unrealized depreciation	(4,555,016)
Net unrealized appreciation	$24,214,846

4

Eaton Vance Emerging Markets Local Income Fund as of July 31, 2008 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $2,043,192 and the Fund owned approximately 2.7% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Local Income Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 64.3%

Security	Principal Amount		U.S. $ Value
Brazil — 11.3%
Letra Tesouro Nacional, 0.00%, 1/1/09	BRL	2,882,000	$1,740,551
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	2,267,901
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,259,000	1,860,575
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	2,370,317
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	375,402	221,864
Total Brazil (identified cost $7,751,663)			$8,461,208
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.63%, 7/13/16 (2)	CRC	9,088,191	$9,824
Titulo Propiedad Ud, 1.00%, 1/12/22 (3)	CRC	76,972,300	84,850
Total Costa Rica (identified cost $98,289)			$94,674
Czech Republic — 4.1%
Czech Republic, 3.55%, 10/18/12	CZK	12,300,000	$784,961
Czech Republic, 3.80%, 4/11/15	CZK	12,370,000	778,922
Czech Republic, 4.00%, 4/11/17	CZK	23,720,000	1,493,662
Total Czech Republic (identified cost $2,324,953)			$3,057,545
Egypt — 0.4%
Arab Republic of Egypt, 8.75%, 7/18/12 (4)	EGP	1,690,000	$296,882
Total Egypt (identified cost $295,573)			$296,882
Ghana — 0.5%
Ghanaian Government Bond, 13.00%, 8/2/10	GHS	470,000	$376,959
Total Ghana (identified cost $503,347)			$376,959
Hungary — 10.3%
Hungary Government Bond, 6.50%, 8/12/09	HUF	433,000,000	$2,839,876
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	2,075,023
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,882,587
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	913,270
Total Hungary (identified cost $6,671,038)			$7,710,756
Iceland — 1.7%
Republic of Iceland, 8.50%, 12/12/08	ISK	103,035,000	$1,286,847
Total Iceland (identified cost $1,343,588)			$1,286,847
Indonesia — 2.9%
Indonesia Government, 12.50%, 3/15/13	IDR	9,245,000,000	$1,057,788
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,081,912
Total Indonesia (identified cost $2,485,055)			$2,139,700
Mexico — 8.6%
Mexican Fixed Rate Bonds, 9.00%, 12/24/09	MXN	22,100,000	$2,217,247

1

Mexican Fixed Rate Bonds, 9.00%, 12/22/11	MXN	22,080,000	$2,234,629
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN	17,910,000	1,931,792
Total Mexico (identified cost $6,164,242)			$6,383,668
Nigeria — 1.0%
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	36,700,000	$327,519
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	27,583,000	241,344
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	16,595,000	130,865
Total Nigeria (identified cost $668,293)			$699,728
Peru — 2.2%
Republic of Peru, 12.25%, 8/10/11	PEN	1,216,000	$503,646
Republic of Peru, 8.60%, 8/12/17	PEN	1,075,000	399,298
Republic of Peru, 6.90%, 8/12/37 (4)	PEN	2,367,000	734,295
Total Peru (identified cost $1,662,298)			$1,637,239
Poland — 4.4%
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	$1,135,950
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	923,793
Poland Government Bond, 6.25%, 10/24/15	PLN	2,560,000	1,244,636
Total Poland (identified cost $2,515,204)			$3,304,379
Slovakia — 3.2%
Slovak Republic, 4.90%, 2/5/10	SKK	29,100,000	$1,498,024
Slovak Republic, 5.30%, 5/12/19	SKK	16,900,000	906,592
Total Slovakia (identified cost $1,984,980)			$2,404,616
Sri Lanka — 0.1%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	8,000,000	$73,234
Total Sri Lanka (identified cost $73,048)			$73,234
Thailand — 8.5%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$644,821
Kingdom of Thailand, 4.25%, 3/13/13	THB	86,500,000	2,535,581
Kingdom of Thailand, 5.125%, 3/13/18	THB	105,500,000	3,131,891
Total Thailand (identified cost $6,759,654)			$6,312,293
Turkey — 4.1%
Turkey Government Bond, 0.00%, 2/4/09	TRY	3,800,000	$3,013,333
Total Turkey (identified cost $2,760,818)			$3,013,333
Uruguay — 0.9%
Republic of Uruguay, 5.00%, 9/14/18 (5)	UYU	11,779,900	$686,613
Total Uruguay (identified cost $536,094)			$686,613
Total Foreign Government Bonds (identified cost $44,598,137)			$47,939,674

Mortgage-Backed Securities — 15.7%

Mortgage Pass-Throughs — 15.7%
Federal Home Loan Mortgage Corp.:
6.50% with maturity at 2024	$7,485,298	$7,801,971
$7,801,971

2

Federal National Mortgage Association:
5.50% with maturity at 2017	$1,775,104	$1,808,767
6.50% with various maturities at 2017	2,067,004	2,146,579
		$3,955,346
Total Mortgage Pass-Throughs (identified cost $11,833,968)		$11,757,317
Total Mortgage-Backed Securities (identified cost $11,833,968)		$11,757,317

Currency Options Purchased — 0.1%

	Principal amounts
	of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
South Korean Won Call Option	KRW	905,200	905.2	7/28/09	$1,729
South Korean Won Put Option	KRW	905,200	905.2	7/28/09	99,988
Total Currency Options Purchased (identified cost $42,275)					$101,717

Short-Term Investments — 19.6%

Foreign Government Securities — 10.0%

Security	Principal Amount		U.S. $ Value
Egypt — 6.2%
Egyptian Treasury Bill, 0.00%, 8/5/08	EGP	9,350,000	$1,759,614
Egyptian Treasury Bill, 0.00%, 8/19/08	EGP	1,125,000	211,278
Egyptian Treasury Bill, 0.00%, 9/2/08	EGP	4,125,000	772,414
Egyptian Treasury Bill, 0.00%, 9/9/08	EGP	2,175,000	406,322
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	4,250,000	790,456
Egyptian Treasury Bill, 0.00%, 10/7/08	EGP	1,100,000	204,257
Egyptian Treasury Bill, 0.00%, 10/21/08	EGP	1,100,000	202,707
Egyptian Treasury Bill, 0.00%, 10/28/08	EGP	1,525,000	280,460
Total Egypt (identified cost $4,605,134)			$4,627,508
Georgia — 1.2%
Bank of Georgia Group, 6.75%, 9/22/08 (6)	GEL	262,361	$186,296
Bank of Georgia Group, 7.50%, 8/29/08 (6)	GEL	294,125	208,851
Bank of Georgia Group, 8.25%, 10/10/08 (6)	GEL	399,025	283,338
Bank of Georgia Group, 8.75%, 12/26/08 (6)	GEL	300,984	213,722
Total Georgia (identified cost $878,204)			$892,207
Kazakhstan — 0.9%
Kazakhstan Treasury Note, Series 28, 0.00%, 8/15/08	KZT	80,750,000	$670,456
Total Kazakhstan (identified cost $670,401)			$670,456
Nigeria — 0.1%
Nigerian Treasury Bill, 0.00%, 9/4/08	NGN	11,660,000	$98,204
Nigerian Treasury Bill, 0.00%, 7/2/09	NGN	5,850,000	45,677
Total Nigeria (identified cost $138,145)			$143,881
Peru — 1.5%
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	1,200,000	$419,619
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	600,000	208,784
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	69,321
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	1,100,000	379,390
Total Peru (identified cost $1,024,606)			$1,077,114
Total Foreign Government Securities (identified cost $7,316,490)			$7,411,166

3

Other Securities — 9.7%

	Interest/
	Principal amounts
Description	(000’s omitted)	U.S. $ Value
Investment in Cash Managment Portfolio, 2.23% (7)	$7,224	$7,224,383
State Street Bank and Trust Time Deposit, 1.25%, 8/1/2008	26	26,400
Total Other Securities (identified cost $7,250,783)		$7,250,783
Total Short-Term Investments (identified cost $14,567,273)		$14,661,949
Total Investments — 99.7% (identified cost $71,041,653)		$74,460,657
Other Assets, Less Liabilities — 0.3%		$202,012
Net Assets — 100.0%		$74,662,669

BRL	—	Brazilian Real
CRC	—	Costa Rican Colon
CZK	—	Czech Republic Koruna
EGP	—	Egyptian Pound
GEL	—	Georgian Lari
GHS	—	Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ISK	—	Icelandic Krona
KZT	—	Kazakh Tenge
KRW	—	South Korean Won
LKR	—	Sri Lankan Rupee
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian New Sol
PLN	—	Polish Zloty
SKK	—	Slovak Koruna
THB	—	Thai Baht
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
(1)

Bond pays a 6% coupon on the face at the end of payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 218,000 and the current face is BRL 375,402.

(2)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000 and the current face is CRC 9,088,191.

(3)

Bond pays 1% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendart of Values. The original face is CRC 72,100,000 and the current face is CRC 76,972,300.

(4)

Security exempt from registration under Rule 144A of the Securities  Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $1,031,177 or 1.4% of the Portfolio’s net assets.

(5)

Bond pays a coupon of 5% on the face at the end of the payment period.  Principal is adjusted with the Uruguayan inflation rate.  Original face of the bond is UYU 4,900,000 and the current face is UYU 11,779,900.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $335,951.

4

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/05/08	Euro	United States Dollar
	208,648	326,935	$1,409
8/28/08	Euro	United States Dollar
	98,000	153,267	555
8/29/08	Euro	United States Dollar
	643,000	1,002,791	862
8/18/08	Hungarian Forint	United States Dollar
	16,955,000	114,098	593
12/12/08	Icelandic Krona	United States Dollar
	85,697,184	1,096,269	41,101
8/28/08	New Zealand Dollar	United States Dollar
	530,000	391,140	4,598
8/08/08	Peruvian Sol	United States Dollar
	690,000	232,911	(12,074)
11/06/08	Peruvian Sol	United States Dollar
	600,000	203,804	(9,047)
11/10/08	Peruvian Sol	United States Dollar
	600,000	203,701	(9,140)
12/11/08	Peruvian Sol	United States Dollar
	600,000	203,804	(8,955)
2/09/09	Peruvian Sol	United States Dollar
	1,100,000	372,376	(17,395)
8/25/08	Slovakia Koruna	United States Dollar
	21,431,300	1,119,713	20,064
8/07/08	South African Rand	United States Dollar
	596,000	78,779	(2,759)
11/03/08	Sri Lankan Rupee	United States Dollar
	8,460,000	75,482	(1,312)
			$8,500

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/18/08	Chilean Peso	United States Dollar
	448,950,000	891,836	$(6,102)
8/11/08	Colombian Peso	United States Dollar
	540,751,275	315,675	(15,293)
8/25/08	Colombian Peso	United States Dollar
	935,300,000	522,806	(4,815)
8/25/08	Czech Republic Koruna	United States Dollar
	56,190,434	3,856,923	(196,515)
8/07/08	Hungarian Forint	Euro
	132,450,400	576,373	(10,914)
8/12/08	Hungarian Forint	Euro
	160,933,600	692,754	(2,026)
8/12/08	Icelandic Krona	Euro
	78,285,646	630,573	3,388
8/19/08	Indonesian Rupiah	United States Dollar
	13,480,000,000	1,470,973	7,267
8/19/08	Indonesian Rupiah	United States Dollar
	9,638,000,000	1,055,814	1,106
8/15/08	Kazakh Tenge	United States Dollar
	353,531	2,940	(1)

5

10/14/08	Kazakh Tenge	United States Dollar
	51,456,000	411,648	13,851
9/29/08	Kenyan Shilling	United States Dollar
	5,365,000	81,908	(2,234)
8/07/08	Malaysian Ringgit	United States Dollar
	535,000	163,749	560
8/14/08	Malaysian Ringgit	United States Dollar
	11,750,000	3,624,753	(16,245)
8/21/08	Malaysian Ringgit	United States Dollar
	13,470,000	4,173,250	(36,690)
9/15/08	Mauritian Rupee	United States Dollar
	2,794,244	103,598	(1,823)
10/03/08	Mauritian Rupee	United States Dollar
	8,925,000	327,283	(15,926)
8/11/08	Mexican Peso	United States Dollar
	10,033,640	967,517	31,495
8/04/08	New Turkish Lira	United States Dollar
	5,611,360	4,460,541	395,186
8/07/08	New Turkish Lira	United States Dollar
	572,000	473,118	21,271
8/14/08	Polish Zloty	Euro
	480,000	149,579	(140)
8/25/08	Polish Zloty	Euro
	1,592,750	488,334	11,635
8/25/08	Polish Zloty	Euro
	3,105,250	951,684	23,275
9/04/08	Polish Zloty	United States Dollar
	7,874,180	3,815,749	721
8/18/08	Russian Ruble	United States Dollar
	17,375,000	749,084	(7,904)
8/28/08	Russian Ruble	United States Dollar
	7,997,100	341,771	(735)
8/14/08	Serbian Dinar	Euro
	12,672,000	160,000	6,901
8/21/08	Serbian Dinar	Euro
	13,450,000	170,286	6,216
8/25/08	Serbian Dinar	Euro
	15,300,000	194,778	5,153
9/04/08	Serbian Dinar	Euro
	12,630,000	163,750	(875)
8/25/08	Slovakia Koruna	United States Dollar
	6,506,382	336,266	(2,421)
8/05/08	South African Rand	United States Dollar
	33,591,790	4,438,662	159,383
9/09/08	Ugandan Shilling	United States Dollar
	439,470,000	264,948	257
9/09/08	Zambian Kwacha	United States Dollar
	403,690,000	118,907	(5,008)
			$361,998

At July 31, 2008, closed forward currency purchases and sales excluded above amounted to a receivable of $186,867 and a payable of $7,954.

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	6 FTSE/JSE Top 40	Short	$(245,245)	$(212,751)	$32,494

Description of the underlying instrument to Futures Contracts:

•                  FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

6

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	BRL 1,466	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	$(9,406)
J.P. Morgan Chase, N.A.	BRL 2,058	Pay	Brazilian Interbank Deposit Rate	12.83	December 30, 2011	(45,396)
J.P. Morgan Chase, N.A.	ZAR 36,500	Pay	3-month JIBOR	9.05	October 12, 2015	(194,166)
						$(248,968)

BRL	—	Brazilian Real
ZAR	—	South African Rand

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital Services, Inc.	Turkey (Republic of)	Buy	$1,190	2.12%	1/20/13	$13,048
Barclays Capital Services, Inc.	Iceland (Republic of)	Sell	200	1.88	3/20/18	(13,276)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	300	1.70	3/20/18	(23,540)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	500	1.75	3/20/18	(37,555)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.90	3/20/18	(6,504)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	200	2.10	3/20/23	(11,017)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	200	2.45	3/20/23	(5,046)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	1,057	1.45	7/20/12	30,430
Lehman Brothers, Inc.	CDX.EM.9 Index *	Buy	2000	2.65	6/30/13	(19,314)
						$(72,774)

* CDX. EM. 9 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank	$339,448	7/23/09	1-month USD-LIBOR-BBA + 50bp	Total Return on J.P. Morgan Abu Dhabi Index	$167
Citigroup Global Markets	$176,000	10/30/08	3-month USD-LIBOR-BBA + 100bp	Total Return on Citigroup Global Markets Azerbaijan T-Bill Index	(1,108)
					$(941)

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,220,560
Gross unrealized appreciation	$4,388,107
Gross unrealized depreciation	(1,148,010)
Net unrealized appreciation	$3,240,097

7

Eaton Vance Equity Research Fund (1)	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.4%

Security	Shares	Value
Aerospace & Defense — 4.9%
Boeing Co. (The)	533	$32,572
General Dynamics Corp.	1,353	120,606
Lockheed Martin Corp.	797	83,151
Raytheon Co.	1,344	76,514
United Technologies Corp.	1,470	94,051
		$406,894
Auto Components — 0.5%
Johnson Controls, Inc.	1,434	$43,249
		$43,249
Beverages — 2.6%
Coca-Cola Co. (The)	1,483	$76,374
PepsiCo, Inc.	2,135	142,106
		$218,480
Biotechnology — 1.6%
Amgen, Inc. (2)	1,480	$92,692
Cephalon, Inc. (2)	577	42,213
		$134,905
Capital Markets — 3.6%
Affiliated Managers Group, Inc. (2)	284	$24,538
Bank of New York Mellon Corp. (The)	1,189	42,209
Goldman Sachs Group, Inc.	418	76,929
Invesco, Ltd.	1,400	32,606
Julius Baer Holding AG	400	25,346
Merrill Lynch & Co., Inc.	630	16,789
State Street Corp.	474	33,957
T. Rowe Price Group, Inc.	708	42,374
		$294,748
Chemicals — 1.5%
E.I. Du Pont de Nemours & Co.	866	$37,939
Monsanto Co.	710	84,568
		$122,507
Commercial Banks — 1.9%
ABN AMRO Holding NV ADR (2)	270	$15,916
Banco Bradesco SA ADR	1,626	34,509
Banco Itau Holding Financeira SA ADR	2,150	45,795
National City Corp.	1,842	8,713
PNC Financial Services Group, Inc.	175	12,476
U.S. Bancorp	1,194	36,548
		$153,957
Commercial Services & Supplies — 0.9%
Half (Robert) International, Inc.	486	$12,291
Waste Management, Inc.	1,827	64,932
		$77,223
Communications Equipment — 3.3%
Cisco Systems, Inc. (2)	6,233	$137,064
QUALCOMM, Inc.	1,579	87,382
Research In Motion, Ltd. (2)	418	51,339
		$275,785
Computer Peripherals — 5.1%
Apple, Inc. (2)	784	$124,617
Hewlett-Packard Co.	2,792	125,082
International Business Machines Corp.	1,350	172,773
		$422,472

1

Diversified Financial Services — 3.3%
Bank of America Corp.	3,291	$108,274
Citigroup, Inc.	2,292	42,837
JPMorgan Chase & Co.	3,068	124,653
		$275,764
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	2,855	$87,963
Verizon Communications, Inc.	2,284	77,747
		$165,710
Electric Utilities — 2.0%
E.ON AG	206	$39,268
Edison International	1,169	56,509
FirstEnergy Corp.	942	69,284
		$165,061
Electrical Equipment — 0.8%
Emerson Electric Co.	1,281	$62,385
		$62,385
Energy Equipment & Services — 3.7%
Diamond Offshore Drilling, Inc.	400	$47,720
Schlumberger, Ltd.	1,074	109,118
Transocean, Inc. (2)	1,066	145,008
		$301,846
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	1,999	$72,963
Wal-Mart Stores, Inc.	2,167	127,030
		$199,993
Food Products — 1.6%
Nestle SA ADR	2,917	$129,369
		$129,369
Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	766	$52,555
Becton, Dickinson and Co.	391	33,200
Boston Scientific Corp. (2)	2,430	28,893
Medtronic, Inc.	1,207	63,766
St. Jude Medical, Inc. (2)	449	20,914
Zimmer Holdings, Inc. (2)	339	23,360
		$222,688
Health Care Providers & Services — 1.6%
Aetna, Inc.	993	$40,723
DaVita, Inc. (2)	565	31,555
Fresenius Medical Care AG & Co. KGaA ADR	780	42,978
UnitedHealth Group, Inc.	574	16,118
		$131,374
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	1,103	$28,579
McDonald’s Corp.	972	58,116
		$86,695
Household Durables — 0.2%
Pulte Homes, Inc.	1,087	$13,272
		$13,272
Household Products — 1.8%
Colgate-Palmolive Co.	894	$66,397
Procter & Gamble Co.	1,235	80,868
		$147,265

2

Independent Power Producers & Energy Traders — 0.7%
NRG Energy, Inc. (2)	1,634	$59,298
		$59,298
Industrial Conglomerates — 1.9%
General Electric Co.	5,418	$153,275
		$153,275
Insurance — 3.5%
Assurant, Inc.	591	$35,531
Chubb Corp.	1,220	58,609
Lincoln National Corp.	1,262	60,197
MetLife, Inc.	1,327	67,372
Travelers Companies, Inc. (The)	1,549	68,342
		$290,051
Internet Software & Services — 1.9%
Akamai Technologies, Inc. (2)	876	$20,446
Google, Inc., Class A (2)	280	132,650
		$153,096
IT Services — 1.3%
Accenture, Ltd., Class A	967	$40,382
MasterCard, Inc., Class A	287	70,071
		$110,453
Leisure Equipment & Products — 0.4%
Mattel, Inc.	1,490	$29,874
		$29,874
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (2)	614	$37,159
		$37,159
Machinery — 1.8%
Danaher Corp.	849	$67,623
Deere & Co.	270	18,943
Illinois Tool Works, Inc.	1,381	64,700
		$151,266
Media — 1.8%
Comcast Corp., Class A	3,140	$64,747
Omnicom Group, Inc.	826	35,262
Time Warner, Inc.	3,642	52,153
		$152,162
Metals & Mining — 1.5%
BHP Billiton, Ltd. ADR	330	$24,638
Cleveland-Cliffs, Inc.	294	31,873
Freeport-McMoRan Copper & Gold, Inc., Class B	385	37,249
Nucor Corp.	480	27,466
		$121,226
Multiline Retail — 1.3%
JC Penney Co., Inc.	1,702	$52,473
Nordstrom, Inc.	2,008	57,710
		$110,183
Multi-Utilities — 1.0%
CMS Energy Corp.	2,205	$29,767
Public Service Enterprise Group, Inc.	1,195	49,951
		$79,718
Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	2,484	$143,848
ConocoPhillips	855	69,785
Exxon Mobil Corp.	1,823	146,624
Hess Corp.	1,209	122,593
Niko Resources, Ltd.	365	30,092
Occidental Petroleum Corp.	1,658	130,700
Range Resources Corp.	1,549	75,219
Williams Cos., Inc.	1,035	33,172
XTO Energy, Inc.	2,034	96,066
		$848,099

3

Pharmaceuticals — 5.1%
Abbott Laboratories	1,501	$84,566
Johnson & Johnson	1,346	92,161
Merck & Co., Inc.	2,190	72,051
Novartis AG ADR	814	48,311
Novo Nordisk A/S ADR	384	24,388
Roche Holdings, Ltd. ADR	391	35,229
Schering-Plough Corp.	1,817	38,302
Shire, Ltd. ADR	512	25,774
		$420,782
Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	324	$32,306
Boston Properties, Inc.	330	31,743
Simon Property Group, Inc.	382	35,385
		$99,434
Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV	4,750	$108,252
KLA-Tencor Corp.	858	32,252
		$140,504
Software — 3.1%
McAfee, Inc. (2)	768	$25,152
Microsoft Corp.	6,162	158,487
Oracle Corp. (2)	3,280	70,618
		$254,257
Tobacco — 2.6%
Philip Morris International, Inc.	3,467	$179,071
UST, Inc.	642	33,776
		$212,847
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	1,747	$59,206
		$59,206
Total Common Stocks (identified cost $7,447,631)		$7,534,532

Short-Term Investments — 9.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (3)	$748	$748,242
Total Short-Term Investments (identified cost $748,242)		$748,242
Total Investments — 100.5% (identified cost $8,195,873)		$8,282,774
Other Assets, Less Liabilities — (0.5)%		$(40,867)
Net Assets — 100.0%		$8,241,907

ADR	—	American Depository Receipt
(1)		Effective August 18, 2008, the Fund changed its name to Large-Cap Core Research Fund.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $7,425.

The Fund did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,203,507
Gross unrealized appreciation	$570,002
Gross unrealized depreciation	(490,735)
Net unrealized appreciation	$79,267

4

Eaton Vance Floating-Rate Fund as of July 31, 2008 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $2,814,754,751 and the Fund owned approximately 65.7% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of July 31, 2008 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At July 31, 2008, the Fund owned approximately 18.1% of Floating Rate Portfolio’s outstanding interests and approximately 13.5% of High Income Opportunities Portfolio’s outstanding interests.  The Fund’s Portfolio of Investments at July 31, 2008 is set forth below followed by the Portfolio of Investments of Floating Rate Portfolio.

Affiliated Investments	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $855,878,911)	$774,715,539	90.2%
High Income Portfolio (identified cost, $103,841,109)	$90,497,133	10.5%

Total Affiliated Investments — 111.7% (identified cost, $959,720,020)	$865,212,672	100.7%

Other Assets, Less Liabilities	$(6, 016,065)	(0.7)%

Net Assets — 100%	$859,196,607	100.0%

A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2008 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Floating Rate Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 97.9% (1)

Principal
Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
	AWAS Capital, Inc.
8,315,490	Term Loan, 4.56%, Maturing March 22, 2013	$7,151,321
	CACI International, Inc.
5,034,921	Term Loan, 4.07%, Maturing May 3, 2011	4,959,397
	DAE Aviation Holdings, Inc.
569,176	Term Loan, 6.55%, Maturing July 31, 2014	539,294
574,468	Term Loan, 6.55%, Maturing July 31, 2014	544,309
	Evergreen International Aviation
6,562,751	Term Loan, 8.50%, Maturing October 31, 2011	5,890,069
	Hawker Beechcraft Acquisition
849,135	Term Loan, 4.80%, Maturing March 26, 2014	793,875
12,549,435	Term Loan, 4.80%, Maturing March 26, 2014	11,732,743
	Hexcel Corp.
6,128,722	Term Loan, 4.91%, Maturing March 1, 2012	6,036,791
	IAP Worldwide Services, Inc.
3,304,892	Term Loan, 8.25%, Maturing December 30, 2012	2,660,438
	Jet Aviation Holding, AG
2,875,077	Term Loan, 3.63%, Maturing May 15, 2013	2,846,326
	PGS Solutions, Inc.
1,919,717	Term Loan, 4.64%, Maturing February 14, 2013	1,804,534
	Spirit AeroSystems, Inc.
3,796,744	Term Loan, 4.54%, Maturing December 31, 2011	3,704,198
	TransDigm, Inc.
9,650,000	Term Loan, 4.80%, Maturing June 23, 2013	9,389,450
	Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	9,400,000
4,000,000	Term Loan, 4.95%, Maturing December 17, 2011	3,790,000
4,917,715	Term Loan, 4.97%, Maturing December 17, 2011	4,711,785
2,000,000	Term Loan, 6.47%, Maturing December 22, 2011	1,985,000
		$77,939,530
Air Transport — 0.5%
	Delta Air Lines, Inc.
8,514,000	Term loan, 4.34%, Maturing April 30, 2012	$6,875,055
5,486,146	Term Loan - Second Lien, 5.71%, Maturing April 30, 2014	3,700,406
	Northwest Airlines, Inc.
15,820,000	DIP Loan, 4.47%, Maturing August 21, 2008	12,359,375
		$22,934,836
Automotive — 3.9%
	Accuride Corp.
8,954,274	Term Loan, 6.03%, Maturing January 31, 2012	$8,599,837
	Adesa, Inc.
24,232,644	Term Loan, 5.06%, Maturing October 18, 2013	21,663,984
	Allison Transmission, Inc.
8,932,500	Term Loan, 5.32%, Maturing September 30, 2014	8,019,152
	CSA Acquisition Corp.
1,921,402	Term Loan, 5.31%, Maturing December 23, 2011	1,791,707
3,519,447	Term Loan, 5.31%, Maturing December 23, 2011	3,281,884
2,328,663	Term Loan, 5.31%, Maturing December 23, 2012	2,165,656
	Dayco Products, LLC
8,275,104	Term Loan, 7.38%, Maturing June 21, 2011	5,937,387
	Federal-Mogul Corp.
10,027,787	Term Loan, 4.40%, Maturing December 27, 2014	7,921,952
7,934,619	Term Loan, 4.40%, Maturing December 27, 2015	6,476,633

		Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 6.97%, Maturing February 15, 2012	$1,542,175
		Ford Motor Co.
10,000,000		Revolving Loan, 0.00%, Maturing December 15, 2013 (2)	7,870,000
7,052,365		Term Loan, 5.46%, Maturing December 15, 2013	5,571,368
		Fraikin, Ltd.
GBP	1,392,962	Term Loan, 7.95%, Maturing February 15, 2012 (2)	2,469,590
GBP	1,612,016	Term Loan, 8.08%, Maturing February 15, 2012 (2)	2,857,952
		General Motors Corp.
17,425,137		Term Loan, 5.16%, Maturing November 29, 2013	13,774,571
		Goodyear Tire & Rubber Co.
1,480,707		Term Loan - Second Lien, Maturing April 30, 2010 (3)	1,356,248
15,275,000		Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	14,096,702
		HLI Operating Co., Inc.
EUR	425,455	Term Loan, 4.31%, Maturing May 30, 2014	577,519
EUR	7,282,364	Term Loan, 7.49%, Maturing May 30, 2014	9,885,208
		Keystone Automotive Operations, Inc.
6,929,218		Term Loan, 6.00%, Maturing January 12, 2012	5,560,698
		Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 7.07%, Maturing February 15, 2012 (2)	2,314,008
		Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.73%, Maturing August 31, 2013	7,364,775
		Tenneco Automotive, Inc.
5,050,000		Term Loan, 3.96%, Maturing March 17, 2014	4,570,250
		TriMas Corp.
893,750		Term Loan, 4.88%, Maturing August 2, 2011	804,375
8,062,641		Term Loan, 4.87%, Maturing August 2, 2013	7,256,377
		TRW Automotive, Inc.
6,655,132		Term Loan, 4.25%, Maturing February 2, 2014	6,438,840
		United Components, Inc.
7,501,299		Term Loan, 4.70%, Maturing June 30, 2010	7,238,753
			$167,407,601
Beverage and Tobacco — 0.3%
		Culligan International Co.
17,276,288		Term Loan, 4.90%, Maturing November 24, 2014	$12,136,592
		Van Houtte, Inc.
862,444		Term Loan, 5.30%, Maturing July 11, 2014	816,088
117,606		Term Loan, 5.30%, Maturing July 11, 2014	111,285
			$13,063,965
Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
10,350,931		Term Loan, 3.96%, Maturing December 31, 2012	$10,079,178
			$10,079,178
Building and Development — 5.1%
		401 North Wabash Venture, LLC
7,848,568		Term Loan, 4.73%, Maturing May 7, 2009 (2)	$7,063,711
		AIMCO Properties, L.P.
10,718,750		Term Loan, 3.96%, Maturing March 23, 2011	10,236,406
		Banning Lewis Ranch Co., LLC
13,000,000		Term Loan, 4.62%, Maturing December 3, 2012 (2)	12,090,000
		Beacon Sales Acquisition, Inc.
4,485,013		Term Loan, 4.77%, Maturing September 30, 2013	4,036,512
		Brickman Group Holdings, Inc.
4,939,975		Term Loan, 4.80%, Maturing January 23, 2014	4,520,077
		Building Materials Corp. of America
11,673,357		Term Loan, 5.56%, Maturing February 22, 2014	10,174,066
		Capital Automotive (REIT)
4,788,753		Term Loan, 4.23%, Maturing December 16, 2010	4,552,907
		Contech Construction Products
1,883,850		Term Loan, 4.68%, Maturing January 13, 2013	1,648,369
		Epco/Fantome, LLC
9,890,000		Term Loan, 5.09%, Maturing November 23, 2010	9,296,600

		Financiere Daunou S.A.
1,664,521		Term Loan, 4.59%, Maturing May 31, 2015	$951,552
EUR	1,067,260	Term Loan, 6.86%, Maturing May 31, 2015	956,099
EUR	2,613,290	Term Loan, 6.86%, Maturing May 31, 2015	2,341,101
2,452,266		Term Loan, 4.84%, Maturing February 28, 2016	1,401,880
EUR	1,246,799	Term Loan, 7.11%, Maturing February 28, 2016	1,116,937
EUR	2,423,776	Term Loan, 7.11%, Maturing February 28, 2016	2,171,325
		Forestar USA Real Estate Group, Inc.
10,625,000		Term Loan, 6.46%, Maturing December 1, 2010 (2)	9,987,500
5,625,000		Term Loan, 6.46%, Maturing December 1, 2010	5,512,500
		General Growth Properties, Inc.
3,782,895		Term Loan, 3.62%, Maturing February 24, 2011	3,374,656
		Hearthstone Housing Partners II, LLC
13,040,000		Revolving Loan, 5.23%, Maturing December 1, 2009 (2)	10,338,112
		Hovstone Holdings, LLC
4,260,000		Term Loan, 6.96%, Maturing February 28, 2009 (4)	3,538,782
		LNR Property Corp.
9,154,000		Term Loan, 6.03%, Maturing July 3, 2011	7,384,230
		Mueller Water Products, Inc.
8,878,853		Term Loan, 4.51%, Maturing May 24, 2014	8,338,725
		NCI Building Systems, Inc.
5,975,136		Term Loan, 3.96%, Maturing June 18, 2010	5,825,758
		November 2005 Land Investors
609,868		Term Loan, 6.46%, Maturing May 9, 2011	481,796
		Panolam Industries Holdings, Inc.
2,925,967		Term Loan, 5.55%, Maturing September 30, 2012	2,633,370
		Realogy Corp.
3,738,325		Term Loan, 5.46%, Maturing September 1, 2014	3,074,773
12,083,643		Term Loan, 5.46%, Maturing September 1, 2014	9,938,796
		Shea Capital I, LLC
787,320		Term Loan, 4.47%, Maturing October 27, 2011	558,997
		South Edge, LLC
8,794,643		Term Loan, 7.25%, Maturing October 31, 2009	5,364,732
		Standard Pacific Corp.
4,680,000		Term Loan, 4.47%, Maturing May 5, 2013	3,845,402
		Stile Acquisition Corp.
3,402,271		Term Loan, 4.83%, Maturing April 6, 2013	3,004,631
3,399,776		Term Loan, 4.83%, Maturing April 6, 2013	3,002,427
		Tousa/Kolter, LLC
7,908,533		Term Loan, 5.00%, Maturing March 31, 2031 (4) (5)	3,755,762
		TRU 2005 RE Holding Co.
19,825,000		Term Loan, 5.47%, Maturing December 9, 2008	18,321,611
		United Subcontractors, Inc.
5,929,608		Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (4)	2,964,804
		WCI Communities, Inc.
18,240,601		Term Loan, 7.72%, Maturing December 23, 2010	16,598,947
		Wintergames Acquisition ULC
20,729,530		Term Loan, 5.88%, Maturing April 24, 2009	19,796,701
			$220,200,554
Business Equipment and Services — 6.7%
		ACCO Brands Corp.
5,207,841		Term Loan, 4.51%, Maturing August 17, 2012	$5,103,685
		Activant Solutions, Inc.
5,375,933		Term Loan, 4.81%, Maturing May 1, 2013	4,717,381
		Acxiom Corp.
10,015,030		Term Loan, 4.56%, Maturing September 15, 2012	9,739,617
		Affiliated Computer Services
5,947,500		Term Loan, 4.46%, Maturing March 20, 2013	5,773,720
12,827,305		Term Loan, 4.46%, Maturing March 20, 2013	12,452,504
		Affinion Group, Inc.
1,831,395		Term Loan, Maturing October 17, 2012 (3)	1,781,032
7,104,397		Term Loan, 5.17%, Maturing October 17, 2012	6,793,602

		Allied Security Holdings, LLC
5,687,547		Term Loan, 7.00%, Maturing June 30, 2010	$5,431,607
		Education Management, LLC
12,450,911		Term Loan, 4.56%, Maturing June 1, 2013	11,434,830
		Info USA, Inc.
1,970,000		Term Loan, 4.81%, Maturing February 14, 2012	1,881,350
4,339,418		Term Loan, 4.81%, Maturing February 14, 2012	4,144,144
		Information Resources, Inc.
5,586,128		Term Loan, 4.41%, Maturing May 7, 2014	4,859,931
		Intergraph Corp.
3,349,524		Term Loan, 4.65%, Maturing May 29, 2014	3,198,795
		iPayment, Inc.
11,275,163		Term Loan, 4.64%, Maturing May 10, 2013	9,753,016
		ista International GmbH
EUR	9,635,715	Term Loan, 7.12%, Maturing May 14, 2015	13,073,419
EUR	1,914,285	Term Loan, 7.12%, Maturing May 14, 2015	2,597,238
		Kronos, Inc.
8,818,680		Term Loan, 5.05%, Maturing June 11, 2014	8,113,185
		Language Line, Inc.
6,866,800		Term Loan, 6.06%, Maturing June 11, 2011	6,454,792
		N.E.W. Holdings I, LLC
9,531,466		Term Loan, 5.23%, Maturing May 22, 2014	8,554,491
		Protection One, Inc.
9,246,815		Term Loan, 4.72%, Maturing March 31, 2012	8,599,538
		Quintiles Transnational Corp.
11,161,816		Term Loan, 4.81%, Maturing March 31, 2013	10,645,582
		Sabre, Inc.
30,769,734		Term Loan, 4.66%, Maturing September 30, 2014	24,171,349
		Safenet, Inc.
3,960,000		Term Loan, 5.79%, Maturing April 12, 2014	3,445,200
		Serena Software, Inc.
2,592,464		Term Loan, 4.68%, Maturing March 10, 2013	2,381,826
		Sitel (Client Logic)
5,171,874		Term Loan, 5.29%, Maturing January 29, 2014	4,499,530
EUR	941,032	Term Loan, 6.98%, Maturing January 29, 2014	1,248,008
		Solera Holdings, LLC
EUR	3,007,003	Term Loan, 6.96%, Maturing May 15, 2014	4,363,260
		Solera Nederland Holdings
3,803,433		Term Loan, 4.79%, Maturing May 15, 2014	3,575,227
		SunGard Data Systems, Inc.
40,556,930		Term Loan, 4.51%, Maturing February 11, 2013	38,336,357
		TDS Investor Corp.
13,317,413		Term Loan, 4.71%, Maturing August 23, 2013	11,219,920
10,890,000		Term Loan, 4.71%, Maturing August 23, 2013	9,125,820
2,672,147		Term Loan, 5.05%, Maturing August 23, 2013	2,251,284
EUR	2,105,820	Term Loan, 7.21%, Maturing August 23, 2013	2,780,443
		Transaction Network Services, Inc.
4,977,867		Term Loan, 4.46%, Maturing May 4, 2012	4,679,195
		Valassis Communications, Inc.
1,243,775		Term Loan, 4.56%, Maturing March 2, 2014	1,169,149
4,923,106		Term Loan, 4.56%, Maturing March 2, 2014	4,627,719
		VWR International, Inc.
7,850,000		Term Loan, 4.96%, Maturing June 28, 2013	7,133,687
		West Corp.
17,878,906		Term Loan, 4.95%, Maturing October 24, 2013	16,107,786
			$286,219,219
Cable and Satellite Television — 7.3%
		Atlantic Broadband Finance, LLC
10,895,739		Term Loan, 5.06%, Maturing February 10, 2011	$10,496,225
		Bresnan Broadband Holdings, LLC
15,551,500		Term Loan, 4.98%, Maturing March 29, 2014	14,877,607
1,500,000		Term Loan, 5.02%, Maturing March 29, 2014	1,435,000
		Cequel Communications, LLC
31,098,427		Term Loan, 4.78%, Maturing November 5, 2013	28,931,146

		Charter Communications Operating, Inc.
44,246,979		Term Loan, 4.80%, Maturing April 28, 2013	$39,043,358
		CSC Holdings, Inc.
18,958,269		Term Loan, 4.21%, Maturing March 29, 2013	18,010,356
		DirectTV Holdings, LLC
2,000,000		Term Loan, 5.25%, Maturing April 13, 2013	2,000,250
		Foxco Acquistion Sub., LLC
3,075,000		Term Loan, Maturing July 2, 2015 (3)	3,028,875
		Insight Midwest Holdings, LLC
28,316,250		Term Loan, 4.47%, Maturing April 6, 2014	27,311,816
		Kabel BW GmbH & Co. KG
EUR	1,490,959	Term Loan, 7.21%, Maturing June 9, 2012	2,109,151
		MCC Iowa, LLC
1,205,750		Term Loan, 3.97%, Maturing March 31, 2010	1,151,491
		Mediacom Broadband Group
10,278,131		Term Loan, 4.22%, Maturing January 31, 2015	9,417,337
7,880,000		Term Loan, 4.22%, Maturing January 31, 2015	7,220,050
		Mediacom Illinois, LLC
1,900,000		Term Loan, 3.72%, Maturing September 30, 2012	1,790,750
15,357,829		Term Loan, 4.22%, Maturing January 31, 2015	14,090,808
		NTL Investment Holdings, Ltd.
7,993,878		Term Loan, 4.80%, Maturing March 30, 2012	7,574,199
GBP	2,139,186	Term Loan, 8.13%, Maturing March 30, 2012	3,811,372
GBP	1,990,985	Term Loan, 8.13%, Maturing March 30, 2012	3,547,323
GBP	3,637,947	Term Loan, 8.15%, Maturing March 30, 2012	6,481,704
GBP	2,224,230	Term Loan, 8.15%, Maturing March 30, 2012	3,962,894
GBP	3,500,000	Term Loan, 8.27%, Maturing March 30, 2013	6,121,971
		ProSiebenSat.1 Media AG
EUR	2,998,397	Term Loan, 7.31%, Maturing March 2, 2015	3,140,274
EUR	600,197	Term Loan, 6.73%, Maturing June 26, 2015	734,480
EUR	12,586,345	Term Loan, 6.73%, Maturing June 26, 2015	15,402,315
EUR	2,998,397	Term Loan, 7.56%, Maturing March 2, 2016	3,140,274
		UPC Broadband Holding B.V.
EUR	1,262,387	Term Loan, Maturing October 16, 2011 (3)	1,774,413
EUR	6,617,448	Term Loan, 6.44%, Maturing October 16, 2011	9,113,848
EUR	16,675,000	Term Loan, 6.44%, Maturing October 16, 2011	22,935,616
10,925,000		Term Loan, 4.22%, Maturing December 31, 2014	10,272,231
		YPSO Holding SA
EUR	12,899,564	Term Loan, 6.98%, Maturing July 28, 2014	16,055,105
EUR	4,978,165	Term Loan, 6.98%, Maturing July 28, 2014	6,195,944
EUR	8,122,271	Term Loan, 6.98%, Maturing July 28, 2014	10,109,173
			$311,287,356
Chemicals and Plastics — 6.1%
		Arizona Chemical, Inc.
EUR	2,850,060	Term Loan, 7.11%, Maturing February 28, 2013	$3,768,668
		Brenntag Holding GmbH and Co. KG
1,963,636		Term Loan, 5.07%, Maturing December 23, 2013	1,801,636
8,036,364		Term Loan, 5.07%, Maturing December 23, 2013	7,373,364
EUR	845,455	Term Loan, 6.79%, Maturing December 23, 2013	1,218,743
EUR	654,545	Term Loan, 6.79%, Maturing December 23, 2013	943,543
EUR	3,511,248	Term Loan, 7.14%, Maturing December 23, 2013	5,061,550
EUR	525,062	Term Loan, 7.39%, Maturing December 23, 2014	756,890
EUR	963,689	Term Loan, 7.39%, Maturing December 23, 2014	1,389,182
EUR	770,053	Term Loan - Second Lien, 8.74%, Maturing June 23, 2015	1,001,230
EUR	229,947	Term Loan - Second Lien, 8.74%, Maturing June 23, 2015	298,978
		Celanese Holdings, LLC
EUR	990,000	Term Loan, 6.45%, Maturing April 6, 2011	1,417,214
7,000,000		Term Loan, 3.96%, Maturing April 2, 2014	6,601,252
16,524,858		Term Loan, 4.28%, Maturing April 2, 2014	15,583,536
		Cognis GmbH
EUR	6,426,230	Term Loan, 6.96%, Maturing September 15, 2013	9,255,736
EUR	1,573,770	Term Loan, 6.96%, Maturing September 15, 2013	2,266,711
		Columbian Chemicals Acquisition
4,138,137		Term Loan, 6.05%, Maturing March 16, 2013	3,889,849

		Ferro Corp.
13,698,116		Term Loan, 4.67%, Maturing June 6, 2012	$13,047,455
		First Chemical Holding
EUR	740,000	Term Loan, 6.58%, Maturing December 18, 2014 (2)	987,170
EUR	740,000	Term Loan, 7.06%, Maturing December 18, 2015 (2)	987,170
		Foamex International, Inc.
3,673,125		Term Loan, 6.05%, Maturing February 12, 2013	2,892,586
		Georgia Gulf Corp.
5,127,109		Term Loan, 4.96%, Maturing October 3, 2013	4,788,720
		Hexion Specialty Chemicals, Inc.
EUR	1,119,150	Term Loan, 7.21%, Maturing May 5, 2012	1,458,038
9,700,000		Term Loan, 4.46%, Maturing May 5, 2013	8,463,250
2,513,416		Term Loan, 5.00%, Maturing May 5, 2013	2,192,955
15,354,259		Term Loan, 5.06%, Maturing May 5, 2013	13,396,591
3,334,883		Term Loan, 5.06%, Maturing May 5, 2013	2,909,685
		Huish Detergents, Inc.
3,955,038		Term Loan, 4.81%, Maturing April 26, 2014	3,638,635
		Huntsman International, LLC
7,864,329		Term Loan, 4.21%, Maturing August 16, 2012	7,396,685
		INEOS Group
EUR	500,000	Term Loan, Maturing December 14, 2011 (3)	659,249
EUR	500,000	Term Loan, Maturing December 14, 2011 (3)	659,249
EUR	69,301	Term Loan, 7.21%, Maturing December 14, 2011	89,204
EUR	70,369	Term Loan, 7.71%, Maturing December 14, 2011	90,608
4,773,072		Term Loan, 4.89%, Maturing December 14, 2012	4,128,707
2,500,000		Term Loan, Maturing December 14, 2013 (3)	2,043,750
7,879,348		Term Loan, 4.88%, Maturing December 14, 2013	6,635,980
2,500,000		Term Loan, Maturing December 14, 2014 (3)	2,043,750
7,879,348		Term Loan, 5.38%, Maturing December 14, 2014	6,635,980
		Innophos, Inc.
6,093,566		Term Loan, 4.81%, Maturing August 10, 2010	6,017,396
		Invista B.V.
1,720,267		Term Loan, 4.30%, Maturing April 30, 2010	1,634,254
8,886,393		Term Loan, 4.30%, Maturing April 29, 2011	8,442,073
5,554,986		Term Loan, 4.30%, Maturing April 29, 2011	5,277,237
		ISP Chemco, Inc.
9,637,364		Term Loan, 4.13%, Maturing June 4, 2014	8,906,534
		Kleopatra
8,876,250		Term Loan, 5.29%, Maturing January 3, 2016	6,446,377
EUR	5,100,000	Term Loan, 7.46%, Maturing January 3, 2016	5,842,916
		Kranton Polymers, LLC
8,852,340		Term Loan, 4.50%, Maturing May 12, 2013	8,393,125
		Lucite International Group Holdings
4,789,282		Term Loan, 5.05%, Maturing July 7, 2013	3,939,185
1,695,847		Term Loan, 5.05%, Maturing July 7, 2013	1,394,834
		MacDermid, Inc.
3,421,546		Term Loan, 4.80%, Maturing April 12, 2014	3,164,930
		Millenium Inorganic Chemicals
8,407,750		Term Loan, 5.05%, Maturing April 30, 2014	7,125,568
		Momentive Performance Material
1,655,736		Term Loan, 4.75%, Maturing December 4, 2013	1,521,208
4,950,000		Term Loan, 4.90%, Maturing December 4, 2013	4,547,812
		Nalco Co.
2,905,907		Term Loan, 4.63%, Maturing November 4, 2010	2,876,848
		Propex Fabrics, Inc.
5,709,056		Term Loan, 9.00%, Maturing July 31, 2012	2,654,711
		Rockwood Specialties Group, Inc.
EUR	1,961,700	Term Loan, 6.71%, Maturing July 30, 2011	2,854,142
21,023,557		Term Loan, 4.30%, Maturing December 10, 2012	20,283,969
		Solo Cup Co.
2,518,070		Term Loan, 6.04%, Maturing February 27, 2011	2,460,364
		TPG Spring UK, Ltd.
EUR	2,271,011	Term Loan, 7.71%, Maturing June 27, 2013	2,981,725
EUR	2,271,011	Term Loan, 8.21%, Maturing June 27, 2013	2,981,725
		Wellman, Inc.
5,250,000		Term Loan, 6.74%, Maturing February 10, 2009 (5)	2,625,000
			$260,145,432

Clothing/Textiles — 0.5%
		Hanesbrands, Inc.
7,640,190		Term Loan, 4.55%, Maturing September 5, 2013	$7,370,659
5,000,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	4,892,710
		St. John Knits International, Inc.
2,518,697		Term Loan, 5.46%, Maturing March 23, 2012	2,354,982
		The William Carter Co.
2,330,520		Term Loan, 4.12%, Maturing July 14, 2012	2,231,473
		Warnaco, Inc.
3,193,215		Term Loan, 4.38%, Maturing January 31, 2013	3,017,588
			$19,867,412
Conglomerates — 2.3%
		Amsted Industries, Inc.
9,622,851		Term Loan, 4.79%, Maturing October 15, 2010	$9,406,337
6,374,686		Term Loan, 4.75%, Maturing April 5, 2013	6,231,255
		Blount, Inc.
2,147,565		Term Loan, 4.22%, Maturing August 9, 2010	2,077,769
		Doncasters (Dunde HoldCo 4 Ltd.)
3,896,883		Term Loan, 4.96%, Maturing July 13, 2015	3,565,648
3,896,883		Term Loan, 5.46%, Maturing July 13, 2015	3,565,648
EUR	840,089	Term Loan, 6.98%, Maturing July 13, 2015	1,203,704
EUR	840,089	Term Loan, 7.48%, Maturing July 13, 2015	1,203,704
GBP	727,123	Term Loan, 7.90%, Maturing July 13, 2015	1,315,526
GBP	727,123	Term Loan, 8.40%, Maturing July 13, 2015	1,315,526
		Jarden Corp.
13,070,671		Term Loan, 4.55%, Maturing January 24, 2012	12,444,364
4,551,557		Term Loan, 4.55%, Maturing January 24, 2012	4,333,460
		Johnson Diversey, Inc.
2,013,241		Term Loan, 4.78%, Maturing December 16, 2010	1,947,811
8,069,270		Term Loan, 4.78%, Maturing December 16, 2011	7,807,019
		Polymer Group, Inc.
1,000,000		Revolving Loan, 5.99%, Maturing November 22, 2010 (2)	850,000
18,913,705		Term Loan, 5.03%, Maturing November 22, 2012	17,495,177
		RBS Global, Inc.
2,265,500		Term Loan, 4.79%, Maturing July 19, 2013	2,152,225
6,185,246		Term Loan, 5.29%, Maturing July 19, 2013	5,868,252
		RGIS Holdings, LLC
15,220,054		Term Loan, 5.13%, Maturing April 30, 2014	12,708,745
761,003		Term Loan, 5.30%, Maturing April 30, 2014	635,437
		US Investigations Services, Inc.
1,974,963		Term Loan, 5.55%, Maturing February 21, 2015	1,830,133
			$97,957,740
Containers and Glass Products — 3.1%
		Berry Plastics Corp.
19,638,751		Term Loan, 4.78%, Maturing April 3, 2015	$17,345,220
		Consolidated Container Co.
5,895,126		Term Loan, 5.05%, Maturing March 28, 2014	4,490,123
		Crown Americas, Inc.
4,751,000		Term Loan, 4.43%, Maturing November 15, 2012	4,644,102
1,421,000		Term Loan, 4.43%, Maturing November 15, 2012	1,389,027
EUR	4,410,000	Term Loan, 6.61%, Maturing November 15, 2012	6,811,895
		Graham Packaging Holdings Co.
22,418,278		Term Loan, 4.99%, Maturing October 7, 2011	21,404,142
		Graphic Packaging International, Inc.
30,849,696		Term Loan, 4.79%, Maturing May 16, 2014	29,031,754
3,482,500		Term Loan, 5.55%, Maturing May 16, 2014	3,350,534
		JSG Acquisitions
EUR	1,250,000	Term Loan, 6.84%, Maturing December 31, 2014	1,769,909
EUR	1,250,000	Term Loan, 6.86%, Maturing December 31, 2014	1,769,909

		OI European Group B.V.
EUR	12,064,500	Term Loan, 5.97%, Maturing June 14, 2013	$17,192,248
		Owens-Brockway Glass Container
4,096,569		Term Loan, 3.96%, Maturing June 14, 2013	3,998,251
		Pregis Corp.
2,625,750		Term Loan, 5.05%, Maturing October 12, 2011	2,441,947
		Smurfit-Stone Container Corp.
3,783,020		Term Loan, 4.50%, Maturing November 1, 2011	3,672,147
3,523,439		Term Loan, 4.64%, Maturing November 1, 2011	3,420,174
8,402,160		Term Loan, 4.64%, Maturing November 1, 2011	8,155,910
2,817,651		Term Loan, 4.81%, Maturing November 1, 2011	2,735,072
			$133,622,364
Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
3,408,214		Term Loan - Second Lien, 5.26%, Maturing July 31, 2013	$3,220,763
		Prestige Brands, Inc.
8,924,823		Term Loan, 4.73%, Maturing April 7, 2011	8,724,014
			$11,944,777
Drugs — 0.9%
		Graceway Pharmaceuticals, LLC
10,772,291		Term Loan, 5.55%, Maturing May 3, 2012	$9,304,566
		Pharmaceutical Holdings Corp.
3,080,126		Term Loan, 5.71%, Maturing January 30, 2012	2,972,322
		Stiefel Laboratories, Inc.
2,831,316		Term Loan, 5.04%, Maturing December 28, 2013	2,696,828
6,186,901		Term Loan, 5.04%, Maturing December 28, 2013	5,893,023
		Warner Chilcott Corp.
15,045,454		Term Loan, 4.70%, Maturing January 18, 2012	14,569,009
2,396,035		Term Loan, 4.80%, Maturing January 18, 2012	2,320,160
			$37,755,908
Ecological Services and Equipment — 0.5%
		Allied Waste Industries, Inc.
944,025		Term Loan, 4.05%, Maturing January 15, 2012	$927,701
1,033,458		Term Loan, 4.23%, Maturing January 15, 2012	1,015,587
		Big Dumpster Merger Sub, Inc.
683,656		Term Loan, 5.05%, Maturing February 5, 2013	560,598
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 7.05%, Maturing April 1, 2015	2,911,817
		Casella Waste Systems, Inc.
2,958,910		Term Loan, 4.40%, Maturing April 28, 2010	2,888,636
		Environmental Systems Products Holdings, Inc.
466,049		Term Loan - Second Lien, 13.50%, Maturing December 12, 2010 (4)	425,782
		IESI Corp.
2,267,647		Term Loan, 4.40%, Maturing January 20, 2012	2,188,279
		Sensus Metering Systems, Inc.
3,000,000		Revolving Loan, 6.50%, Maturing December 17, 2009 (2)	2,775,000
164,647		Term Loan, 4.46%, Maturing December 17, 2010	155,592
5,446,837		Term Loan, 4.64%, Maturing December 17, 2010	5,147,261
		Wastequip, Inc.
287,855		Term Loan, 5.05%, Maturing February 5, 2013	236,041
			$19,232,294
Electronics/Electrical — 2.7%
		Aspect Software, Inc.
4,568,491		Term Loan, 5.81%, Maturing July 11, 2011	$4,260,118
		Fairchild Semiconductor Corp.
9,289,108		Term Loan, 4.30%, Maturing June 26, 2013	8,894,321
		FCI International S.A.S.
761,894		Term Loan, 4.84%, Maturing November 1, 2013	725,228
733,492		Term Loan, 4.84%, Maturing November 1, 2013	698,193
733,492		Term Loan, 4.84%, Maturing November 1, 2013	698,193
761,894		Term Loan, 4.84%, Maturing November 1, 2013	725,228
996,924		Term Loan, 4.84%, Maturing November 1, 2013	948,947

		Freescale Semiconductor, Inc.
37,498,345		Term Loan, 4.22%, Maturing December 1, 2013	$33,848,819
		Infor Enterprise Solutions Holdings
19,572,361		Term Loan, 6.55%, Maturing July 28, 2012	16,342,921
7,265,333		Term Loan, 6.55%, Maturing July 28, 2012	6,066,553
EUR	2,955,000	Term Loan, 7.95%, Maturing July 28, 2012	3,849,800
		Network Solutions, LLC
5,766,109		Term Loan, 5.17%, Maturing March 7, 2014	4,843,531
		Open Solutions, Inc.
10,262,248		Term Loan, 5.15%, Maturing January 23, 2014	9,107,745
		Sensata Technologies Finance Co.
10,753,067		Term Loan, 4.54%, Maturing April 27, 2013	9,399,976
		Spectrum Brands, Inc.
145,437		Term Loan, 6.46%, Maturing March 30, 2013	130,226
2,847,409		Term Loan, 6.61%, Maturing March 30, 2013	2,549,618
		SS&C Technologies, Inc.
3,509,472		Term Loan, 4.78%, Maturing November 23, 2012	3,329,612
		Vertafore, Inc.
9,929,865		Term Loan, 5.14%, Maturing January 31, 2012	9,284,424
2,000,000		Term Loan, 8.25%, Maturing January 31, 2012	1,870,000
			$117,573,453
Equipment Leasing — 0.1%
		The Hertz Corp.
3,187,465		Term Loan, 4.21%, Maturing December 21, 2012	$2,940,437
1,655,560		Term Loan, 4.55%, Maturing December 21, 2012	1,527,254
			$4,467,691
Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
4,298,954		Term Loan, 5.06%, Maturing December 16, 2012	$4,161,925
		Central Garden & Pet Co.
10,776,802		Term Loan, 3.97%, Maturing February 28, 2014	9,564,412
			$13,726,337
Financial Intermediaries — 1.5%
		Asset Acceptence Capital Corp.
1,482,519		Term Loan, 5.24%, Maturing June 5, 2013	$1,386,155
		Citco III, Ltd.
10,355,978		Term Loan, 5.13%, Maturing June 30, 2014	9,320,380
		E.A. Viner International Co.
755,400		Term Loan, 5.81%, Maturing July 31, 2013	710,076
		Grosvenor Capital Management
4,149,384		Term Loan, 4.55%, Maturing December 5, 2013	3,962,661
		INVESTools, Inc.
2,304,000		Term Loan, 6.06%, Maturing August 13, 2012	2,096,640
		Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 7.90%, Maturing June 30, 2015	6,438,965
		Lender Processing Services, Inc.
4,025,000		Term Loan, 4.96%, Maturing July 2, 2014	4,030,031
		LPL Holdings, Inc.
22,363,356		Term Loan, 4.67%, Maturing December 18, 2014	21,245,188
		Oxford Acquisition III, Ltd.
11,274,638		Term Loan, 4.55%, Maturing May 24, 2014	10,262,740
		RJO Holdings Corp. (RJ O’Brien)
4,193,313		Term Loan, 5.47%, Maturing July 31, 2014	2,830,486
			$62,283,322
Food Products — 2.9%
		Acosta, Inc.
15,650,190		Term Loan, 4.72%, Maturing July 28, 2013	$14,662,272
		Advantage Sales & Marketing, Inc.
11,343,647		Term Loan, 4.56%, Maturing March 29, 2013	10,639,399
		American Seafoods Group, LLC
3,950,358		Term Loan, 4.55%, Maturing September 30, 2012	3,683,709

		BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 8.00%, Maturing December 31, 2013	$6,390,056
GBP	2,500,000	Term Loan - Second Lien, 10.09%, Maturing June 30, 2015	4,448,770
		Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan - Second Lien, 8.92%, Maturing January 24, 2016	3,941,191
		Bumble Bee Seafood, LLC
3,000,000		Term Loan, 5.07%, Maturing May 2, 2012	2,887,500
		Dean Foods Co.
23,848,001		Term Loan, 4.30%, Maturing April 2, 2014	22,588,540
		Dole Food Company, Inc.
1,091,079		Term Loan, 4.79%, Maturing April 12, 2013	1,008,822
1,646,582		Term Loan, 4.82%, Maturing April 12, 2013	1,522,445
6,477,358		Term Loan, 4.86%, Maturing April 12, 2013	5,989,024
		Foodvest Limited
GBP	437,500	Term Loan, 8.19%, Maturing March 16, 2014	857,977
GBP	401,305	Term Loan, 8.69%, Maturing March 16, 2015	786,995
GBP	500,000	Term Loan - Second Lien, 10.19%, Maturing September 16, 2015	980,545
		MafCo Worldwide Corp.
812,696		Term Loan, 4.81%, Maturing December 8, 2011	763,934
		Pinnacle Foods Finance, LLC
4,000,000		Revolving Loan, 4.63%, Maturing April 2, 2013 (2)	3,500,000
28,299,088		Term Loan, 5.43%, Maturing April 2, 2014	25,917,239
		Reddy Ice Group, Inc.
12,335,000		Term Loan, 4.54%, Maturing August 9, 2012	10,638,937
		Ruby Acquisitions, Ltd.
GBP	2,242,782	Term Loan, 8.58%, Maturing January 5, 2015	3,709,677
			$124,917,032
Food Service — 1.9%
		AFC Enterprises, Inc.
2,049,851		Term Loan, 5.06%, Maturing May 23, 2009	$1,947,358
		Aramark Corp.
1,237,583		Term Loan, 4.47%, Maturing January 26, 2014	1,178,486
17,066,744		Term Loan, 4.68%, Maturing January 26, 2014	16,251,772
		Buffets, Inc.
3,811,403		Term Loan, 9.71%, Maturing January 22, 2009	2,286,842
442,238		Term Loan, 9.71%, Maturing January 22, 2009	265,343
1,384,112		Term Loan, 4.95%, Maturing May 1, 2013	605,549
7,868,329		Term Loan, 9.71%, Maturing November 1, 2013	3,442,394
		CBRL Group, Inc.
2,940,898		Term Loan, 4.29%, Maturing April 27, 2013	2,724,007
6,489,352		Term Loan, 4.29%, Maturing April 27, 2013	6,010,762
		JRD Holdings, Inc.
3,715,625		Term Loan, 5.05%, Maturing June 26, 2014	3,492,687
		Maine Beverage Co., LLC
2,661,607		Term Loan, 4.54%, Maturing June 30, 2010	2,555,143
		OSI Restaurant Partners, LLC
832,528		Term Loan, 5.03%, Maturing May 9, 2013	699,324
9,987,721		Term Loan, 5.13%, Maturing May 9, 2014	8,389,686
		QCE Finance, LLC
9,008,520		Term Loan, 4.81%, Maturing May 5, 2013	7,693,276
		Sagittarius Restaurants, LLC
4,770,212		Term Loan, 9.50%, Maturing March 29, 2013	3,756,542
		Selecta
CHF	18,404,850	Term Loan, 5.34%, Maturing June 28, 2015	14,927,598
		SSP Financing, Ltd.
3,954,516		Term Loan, 4.71%, Maturing June 15, 2014	3,064,750
3,954,516		Term Loan, 5.21%, Maturing June 15, 2015	3,064,750
			$82,356,269
Food/Drug Retailers — 1.4%
		General Nutrition Centers, Inc.
12,620,151		Term Loan, 5.05%, Maturing September 16, 2013	$11,231,934
		Pantry, Inc. (The)
7,159,715		Term Loan, 4.22%, Maturing May 15, 2014	6,443,743
65,882		Term Loan, 4.22%, Maturing May 15, 2014	59,294

		Rite Aid Corp.
24,937,500		Term Loan, 4.22%, Maturing June 1, 2014	$22,090,460
5,050,000		Term Loan, 6.00%, Maturing June 4, 2014	4,595,500
		Roundy’s Supermarkets, Inc.
16,734,575		Term Loan, 5.21%, Maturing November 3, 2011	16,086,110
			$60,507,041
Forest Products — 1.2%
		Appleton Papers, Inc.
10,541,019		Term Loan, 4.49%, Maturing June 5, 2014	$9,732,871
		Georgia-Pacific Corp.
33,692,897		Term Loan, 4.45%, Maturing December 20, 2012	31,859,161
3,725,630		Term Loan, 4.47%, Maturing December 20, 2012	3,522,863
		Xerium Technologies, Inc.
9,128,116		Term Loan, 8.30%, Maturing May 18, 2012	8,055,562
			$53,170,457
Healthcare — 7.5%
		Accellent, Inc.
3,163,725		Term Loan, 5.14%, Maturing November 22, 2012	$2,863,171
		Advanced Medical Optics, Inc.
1,975,000		Term Loan, 4.52%, Maturing April 2, 2014	1,814,531
		Alliance Imaging, Inc.
4,635,234		Term Loan, 5.30%, Maturing December 29, 2011	4,513,559
		American Medical Systems
7,688,558		Term Loan, 4.94%, Maturing July 20, 2012	7,246,466
		AMN Healthcare, Inc.
1,997,839		Term Loan, 4.55%, Maturing November 2, 2011	1,947,893
		AMR HoldCo, Inc.
5,960,861		Term Loan, 4.69%, Maturing February 10, 2012	5,804,388
		Biomet, Inc.
8,160,556		Term Loan, 5.80%, Maturing December 26, 2014	8,026,225
EUR	7,959,838	Term Loan, 7.95%, Maturing December 26, 2014	12,201,998
		Cardinal Health 409, Inc.
14,746,038		Term Loan, 5.05%, Maturing April 10, 2014	12,939,648
		Carestream Health, Inc.
14,096,623		Term Loan, 4.75%, Maturing April 30, 2013	12,440,269
		Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.23%, Maturing March 23, 2015	7,225,454
		CB Diagnostics AB
998,084		Term Loan, 4.59%, Maturing January 16, 2015	928,218
2,315,036		Term Loan, 4.84%, Maturing January 16, 2016	2,164,559
		Community Health Systems, Inc.
34,716,565		Term Loan, 4.85%, Maturing July 25, 2014	32,920,365
		Concentra, Inc.
5,940,000		Term Loan, 5.05%, Maturing June 25, 2014	5,152,950
		CRC Health Corp.
1,846,902		Term Loan, 5.05%, Maturing February 6, 2013	1,713,001
3,885,910		Term Loan, 5.05%, Maturing February 6, 2013	3,604,182
		Dako Equity Project Delphi
1,568,302		Term Loan, 4.92%, Maturing June 12, 2016	1,187,989
EUR	3,098,534	Term Loan, 7.32%, Maturing June 12, 2016	3,758,814
		DaVita, Inc.
14,753,556		Term Loan, 4.10%, Maturing October 5, 2012	14,231,914
		Fresenius Medical Care Holdings
6,715,942		Term Loan, 4.17%, Maturing March 31, 2013	6,540,697
		Gambro Holding AB
1,292,918		Term Loan, 5.22%, Maturing June 5, 2014	1,152,852
1,292,918		Term Loan, 5.72%, Maturing June 5, 2015	1,152,852
		Hanger Orthopedic Group, Inc.
3,308,713		Term Loan, 4.47%, Maturing May 30, 2013	3,192,908
		HCA, Inc.
43,652,504		Term Loan, 5.05%, Maturing November 18, 2013	41,109,135
		Health Management Association, Inc.
22,887,417		Term Loan, 4.55%, Maturing February 28, 2014	21,206,634

		HealthSouth Corp.
7,156,961		Term Loan, 5.29%, Maturing March 10, 2013	$6,779,940
		Iasis Healthcare, LLC
286,702		Term Loan, 4.46%, Maturing March 14, 2014	267,947
1,075,131		Term Loan, 4.46%, Maturing March 14, 2014	1,004,799
3,107,217		Term Loan, 4.46%, Maturing March 14, 2014	2,903,952
		Ikaria Acquisition, Inc.
1,548,751		Term Loan, 5.05%, Maturing March 28, 2013	1,479,057
		IM U.S. Holdings, LLC
7,610,569		Term Loan, 4.81%, Maturing June 26, 2014	7,191,988
		inVentiv Health, Inc.
8,004,150		Term Loan, 4.56%, Maturing July 6, 2014	7,498,888
		Leiner Health Products, Inc.
820,655		Term Loan, 8.75%, Maturing May 27, 2011 (5)	779,623
		LifePoint Hospitals, Inc.
11,519,064		Term Loan, 4.27%, Maturing April 15, 2012	11,154,774
		MultiPlan Merger Corp.
3,427,749		Term Loan, 5.00%, Maturing April 12, 2013	3,248,865
3,840,259		Term Loan, 5.00%, Maturing April 12, 2013	3,639,848
		National Mentor Holdings, Inc.
484,400		Term Loan, 4.44%, Maturing June 29, 2013	420,217
8,002,288		Term Loan, 4.81%, Maturing June 29, 2013	6,941,985
		Nyco Holdings
2,859,137		Term Loan, 5.05%, Maturing December 29, 2014	2,266,761
EUR	5,268,945	Term Loan, 7.21%, Maturing December 29, 2014	6,530,455
2,859,137		Term Loan, 5.80%, Maturing December 29, 2015	2,266,761
EUR	5,268,945	Term Loan, 7.96%, Maturing December 29, 2015	6,530,455
		Psychiatric Solutions, Inc.
992,821		Term Loan, 4.26%, Maturing May 31, 2014	943,801
		RadNet Management, Inc.
2,452,626		Term Loan, 6.92%, Maturing November 15, 2012	2,342,257
		ReAble Therapeutics Finance, LLC
9,205,980		Term Loan, 4.81%, Maturing November 16, 2013	8,699,652
		Renal Advantage, Inc.
2,166,715		Term Loan, 5.28%, Maturing October 5, 2012	2,058,379
		Select Medical Holding Corp.
1,000,000		Revolving Loan, 5.03%, Maturing February 24, 2010 (2)	847,500
4,643,973		Term Loan, 4.68%, Maturing February 24, 2012	4,344,437
		Sunrise Medical Holdings, Inc.
4,256,450		Term Loan, 6.84%, Maturing May 13, 2010	3,533,705
		Vanguard Health Holding Co., LLC
10,718,562		Term Loan, 5.05%, Maturing September 23, 2011	10,350,047
		Viant Holdings, Inc.
1,833,807		Term Loan, 5.05%, Maturing June 25, 2014	1,577,074
			$322,643,839
Home Furnishings — 1.5%
		Dometic Corp.
2,790,150		Term Loan, 4.86%, Maturing December 31, 2014	$2,315,824
1,788,692		Term Loan, 5.36%, Maturing December 31, 2014	1,484,614
421,159		Term Loan, 5.36%, Maturing December 31, 2014	349,562
		Hunter Fan Co.
3,903,211		Term Loan, 5.18%, Maturing April 16, 2014	3,112,811
		Interline Brands, Inc.
5,867,438		Term Loan, 4.19%, Maturing June 23, 2013	5,574,066
3,064,113		Term Loan, 4.19%, Maturing June 23, 2013	2,910,907
		National Bedding Co., LLC
10,703,889		Term Loan, 4.59%, Maturing August 31, 2011	8,447,156
1,500,000		Term Loan - Second Lien, 7.46%, Maturing August 31, 2012	1,072,500
		Oreck Corp.
4,201,762		Term Loan, 5.61%, Maturing February 2, 2012 (4)	2,142,899
		Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 8.38%, Maturing April 7, 2013	5,500,839
EUR	4,478,261	Term Loan, 8.88%, Maturing April 7, 2014	5,500,839

		Sealy Mattress Co.
3,000,000		Revolving Loan, 4.54%, Maturing April 6, 2012 (2)	$2,670,000
6,357,539		Term Loan, 4.30%, Maturing August 25, 2012	5,880,723
		Simmons Co.
18,290,235		Term Loan, 5.53%, Maturing December 19, 2011	17,169,958
2,500,000		Term Loan, 8.20%, Maturing February 15, 2012	1,587,500
			$65,720,198
Industrial Equipment — 2.0%
		CEVA Group PLC U.S.
	334,415	Term Loan, 5.46%, Maturing January 4, 2014	$307,662
	39,740	Term Loan, 5.80%, Maturing January 4, 2014	36,561
EUR	647,846	Term Loan, 7.47%, Maturing January 4, 2014	961,273
EUR	1,100,116	Term Loan, 7.47%, Maturing January 4, 2014	1,632,350
EUR	1,352,050	Term Loan, 7.47%, Maturing January 4, 2014	2,006,168
EUR	1,135,787	Term Loan, 7.96%, Maturing January 4, 2014	1,685,278
		EPD Holdings (Goodyear Engineering Products)
351,359		Term Loan, 4.97%, Maturing July 13, 2014	311,831
9,400,836		Term Loan, 5.30%, Maturing July 13, 2014	8,343,242
2,000,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	1,520,000
		Flowserve Corp.
3,607,226		Term Loan, 4.31%, Maturing August 10, 2012	3,503,518
		FR Brand Acquisition Corp.
9,062,770		Term Loan, 5.06%, Maturing February 7, 2014	8,337,748
		Generac Acquisition Corp.
9,785,624		Term Loan, 5.29%, Maturing November 7, 2013	7,877,427
		Gleason Corp.
1,518,056		Term Loan, 4.52%, Maturing June 30, 2013	1,442,153
1,940,737		Term Loan, 4.52%, Maturing June 30, 2013	1,843,700
		Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 8.28%, Maturing December 27, 2010 (2)	3,401,205
GBP	2,068,692	Term Loan, 8.42%, Maturing December 27, 2010	2,997,594
		Jason, Inc.
1,916,886		Term Loan, 4.96%, Maturing April 30, 2010	1,725,197
		John Maneely Co.
13,313,511		Term Loan, 6.04%, Maturing December 8, 2013	12,226,237
		KION Group GmbH
2,250,000		Term Loan, 4.46%, Maturing December 23, 2014	1,955,893
2,250,000		Term Loan, 4.96%, Maturing December 23, 2015	1,955,893
		Polypore, Inc.
1,999,803		Term Loan, 4.25%, Maturing July 3, 2013 (2)	1,739,829
16,815,075		Term Loan, 4.72%, Maturing July 3, 2014	15,806,171
EUR	1,103,351	Term Loan, 6.73%, Maturing July 3, 2014	1,592,391
		TFS Acquisition Corp.
4,411,326		Term Loan, 6.30%, Maturing August 11, 2013	4,146,646
			$87,355,967
Insurance — 1.5%
		Alliant Holdings I, Inc.
7,319,688		Term Loan, 5.80%, Maturing August 21, 2014	$6,770,711
		CCC Information Services Group, Inc.
4,362,620		Term Loan, 5.06%, Maturing February 10, 2013	4,297,181
		Conseco, Inc.
23,328,948		Term Loan, 4.46%, Maturing October 10, 2013	20,456,572
		Crump Group, Inc.
6,619,391		Term Loan, 5.81%, Maturing August 4, 2014	6,222,228
		Getty Images, Inc.
11,850,000		Term Loan, 7.25%, Maturing July 2, 2015	11,779,647
		Hub International Holdings, Inc.
464,284		Term Loan, 4.54%, Maturing June 13, 2014 (2)	427,426
6,489,096		Term Loan, 5.30%, Maturing June 13, 2014	5,973,946
		U.S.I. Holdings Corp.
7,053,750		Term Loan, 5.56%, Maturing May 4, 2014	6,524,719
			$62,452,430

Leisure Goods/Activities/Movies — 5.4%
		24 Hour Fitness Worldwide, Inc.
2,959,571		Term Loan, 4.97%, Maturing June 8, 2012	$2,796,794
		AMC Entertainment, Inc.
16,560,123		Term Loan, 4.21%, Maturing January 26, 2013	15,614,391
		AMF Bowling Worldwide, Inc.
2,997,057		Term Loan, 5.22%, Maturing June 8, 2013	2,450,094
		Bombardier Recreational Products
13,400,000		Term Loan, 5.29%, Maturing June 28, 2013	12,261,000
		Carmike Cinemas, Inc.
3,260,241		Term Loan, 6.31%, Maturing May 19, 2012	3,166,509
5,747,173		Term Loan, 6.47%, Maturing May 19, 2012	5,581,942
		Cedar Fair, L.P.
4,900,000		Term Loan, 4.49%, Maturing August 31, 2011	4,621,651
3,968,811		Term Loan, 4.46%, Maturing August 30, 2012	3,743,358
		Cinemark, Inc.
26,405,344		Term Loan, 4.53%, Maturing October 5, 2013	24,957,777
		Dave & Buster’s, Inc.
815,456		Term Loan, 5.05%, Maturing March 8, 2013	778,761
2,081,494		Term Loan, 5.05%, Maturing March 8, 2013	1,987,826
		Deluxe Entertainment Services
5,352,536		Term Loan, 5.01%, Maturing January 28, 2011	4,777,138
271,434		Term Loan, 5.05%, Maturing January 28, 2011	242,255
508,722		Term Loan, 5.05%, Maturing January 28, 2011	454,034
		DW Funding, LLC
4,599,850		Term Loan, 4.67%, Maturing April 30, 2011	4,369,858
		Easton-Bell Sports, Inc.
7,418,901		Term Loan, 4.39%, Maturing March 16, 2012	6,741,926
		Fender Musical Instruments Corp.
1,313,317		Term Loan, 5.06%, Maturing June 9, 2014	1,214,818
4,580,367		Term Loan, 5.17%, Maturing June 9, 2014	4,236,839
		Lions Gate Entertainment, Inc.
1,000,000		Revolving Loan, 4.75%, Maturing December 31, 2008 (2)	960,000
		Mega Blocks, Inc.
1,891,017		Term Loan, 8.25%, Maturing July 26, 2012	1,654,640
		Metro-Goldwyn-Mayer Holdings, Inc.
44,997,988		Term Loan, 6.05%, Maturing April 8, 2012	34,985,936
		National CineMedia, LLC
16,250,000		Term Loan, 4.54%, Maturing February 13, 2015	14,782,430
		Odeon
EUR	1,064,322	Term Loan, 7.36%, Maturing April 2, 2015	1,465,487
GBP	623,547	Term Loan, 8.31%, Maturing April 2, 2015	1,106,518
EUR	1,064,322	Term Loan, 7.73%, Maturing April 2, 2016	1,465,487
GBP	623,547	Term Loan, 8.68%, Maturing April 2, 2016	1,106,518
		Regal Cinemas Corp.
24,964,256		Term Loan, 4.30%, Maturing November 10, 2010	23,577,342
		Revolution Studios Distribution Co., LLC
6,274,345		Term Loan, 6.22%, Maturing December 21, 2014	5,835,141
		Six Flags Theme Parks, Inc.
14,426,494		Term Loan, 4.88%, Maturing April 30, 2015	12,374,326
		Southwest Sports Group, LLC
9,500,000		Term Loan, 5.31%, Maturing December 22, 2010	8,360,000
		Universal City Development Partners, Ltd.
9,996,088		Term Loan, 5.69%, Maturing June 9, 2011	9,921,117
		WMG Acquisition Corp.
390,000		Revolving Loan, 4.25%, Maturing February 28, 2010 (2)	364,650
13,421,500		Term Loan, 4.61%, Maturing February 28, 2011	12,560,282
		Zuffa, LLC
2,475,000		Term Loan, 4.50%, Maturing June 20, 2016	2,079,000
			$232,595,845
Lodging and Casinos — 3.5%
		Bally Technologies, Inc.
8,456,670		Term Loan, 6.12%, Maturing September 5, 2009	$8,382,674

		Choctaw Resort Development Enterprise
3,446,452		Term Loan, 4.55%, Maturing November 4, 2011	$3,256,897
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 7.38%, Maturing June 30, 2014	2,071,232
EUR	1,500,000	Term Loan, 7.76%, Maturing June 30, 2015	2,071,232
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.25%, Maturing November 20, 2014	2,729,928
GBP	1,500,000	Term Loan, 8.75%, Maturing November 20, 2015	2,729,928
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.34%, Maturing December 12, 2012 (2)	8,759,292
GBP	6,566,970	Term Loan, 8.44%, Maturing December 12, 2013	11,279,874
GBP	5,690,605	Term Loan, 8.94%, Maturing December 12, 2014	9,774,571
		Green Valley Ranch Gaming, LLC
7,054,202		Term Loan, 4.70%, Maturing February 16, 2014	5,655,121
		Harrah’s Operating Co.
2,992,500		Term Loan, 5.80%, Maturing January 28, 2015	2,657,178
2,992,500		Term Loan, 5.80%, Maturing January 28, 2015	2,645,870
		Herbst Gaming, Inc.
6,260,646		Term Loan, 9.75%, Maturing December 2, 2011	4,585,923
2,489,086		Term Loan, 9.75%, Maturing December 2, 2011	1,823,255
		Isle of Capri Casinos, Inc.
10,007,736		Term Loan, 4.55%, Maturing November 30, 2013	8,665,028
141,934		Term Loan, 4.55%, Maturing November 30, 2013	122,891
5,468,294		Term Loan, 4.55%, Maturing November 30, 2013	4,734,629
		LodgeNet Entertainment Corp.
5,815,889		Term Loan, 4.81%, Maturing April 4, 2014	5,252,475
		New World Gaming Partners, Ltd.
9,721,979		Term Loan, 5.28%, Maturing June 30, 2014	8,397,360
954,167		Term Loan, 5.28%, Maturing June 30, 2014	824,161
		Penn National Gaming, Inc.
14,804,261		Term Loan, 4.47%, Maturing October 3, 2012	14,243,816
		Scandic Hotels
EUR	1,724,568	Term Loan, 6.92%, Maturing April 25, 2015	2,454,194
EUR	1,724,568	Term Loan, 7.42%, Maturing April 25, 2016	2,454,194
		Seminole Tribe of Florida
1,388,837		Term Loan, 4.19%, Maturing March 5, 2014	1,346,304
351,745		Term Loan, 4.25%, Maturing March 5, 2014	340,973
1,320,669		Term Loan, 4.31%, Maturing March 5, 2014	1,280,224
		Venetian Casino Resort/Las Vegas Sands, Inc.
9,006,667		Term Loan, 4.56%, Maturing May 14, 2014	7,803,250
23,100,000		Term Loan, 4.56%, Maturing May 23, 2014	20,013,517
		VML US Finance, LLC
3,333,333		Term Loan, 5.06%, Maturing May 25, 2012	3,223,213
2,000,000		Term Loan, 5.06%, Maturing May 25, 2013	1,933,928
			$151,513,132
Nonferrous Metals/Minerals — 0.9%
		Compass Minerals Group, Inc.
1,290,039		Term Loan, 4.65%, Maturing December 22, 2012	$1,249,725
		Euramax International, Inc.
1,408,661		Term Loan, 8.00%, Maturing June 28, 2012	1,243,848
GBP	894,902	Term Loan, 10.60%, Maturing June 29, 2012	1,542,258
		Murray Energy Corp.
7,619,224		Term Loan, 5.50%, Maturing January 28, 2010	7,428,744
		Noranda Aluminum Acquisition
1,955,586		Term Loan, 4.47%, Maturing May 18, 2014	1,843,140
		Novelis, Inc.
2,019,420		Term Loan, 4.81%, Maturing June 28, 2014	1,925,180
4,442,724		Term Loan, 4.81%, Maturing June 28, 2014	4,235,396
		Oxbow Carbon and Mineral Holdings
15,243,074		Term Loan, 4.79%, Maturing May 8, 2014	14,271,328
1,364,634		Term Loan, 4.80%, Maturing May 8, 2014	1,277,639
		Tube City IMS Corp.
162,162		Term Loan, 4.70%, Maturing January 25, 2014	150,000
1,321,115		Term Loan, 5.05%, Maturing January 25, 2014	1,222,031
			$36,389,289

Oil and Gas — 1.3%
		Atlas Pipeline Partners, L.P.
4,960,000		Term Loan, 4.97%, Maturing July 20, 2014	$4,848,400
		Citgo Petroleum Corp.
4,827,573		Term Loan, 3.77%, Maturing November 15, 2012	4,513,781
		Dresser, Inc.
6,094,561		Term Loan, 4.97%, Maturing May 4, 2014	5,860,938
		Dynegy Holdings, Inc.
26,178,793		Term Loan, 3.96%, Maturing April 2, 2013	24,398,635
1,284,598		Term Loan, 3.96%, Maturing April 2, 2013	1,197,245
		Enterprise GP Holdings, L.P.
2,400,000		Term Loan, 4.71%, Maturing October 31, 2014	2,356,500
		Hercules Offshore, Inc.
3,276,825		Term Loan, 4.55%, Maturing July 6, 2013	3,203,097
		Targa Resources, Inc.
5,013,454		Term Loan, 4.65%, Maturing October 31, 2012	4,844,249
5,547,335		Term Loan, 4.80%, Maturing October 31, 2012	5,360,112
			$56,582,957
Publishing — 9.8%
		American Media Operations, Inc.
19,588,711		Term Loan, 5.99%, Maturing January 31, 2013	$18,266,473
		Aster Zweite Beteiligungs GmbH
6,825,000		Term Loan, 4.88%, Maturing September 27, 2013	5,733,000
EUR	708,499	Term Loan, 6.98%, Maturing September 27, 2013	945,147
		Black Press US Partnership
919,769		Term Loan, 4.65%, Maturing August 2, 2013	836,990
1,514,914		Term Loan, 4.65%, Maturing August 2, 2013	1,378,572
		CanWest MediaWorks, Ltd.
7,326,000		Term Loan, 4.65%, Maturing July 10, 2014	6,831,495
		Dex Media West, LLC
6,355,000		Term Loan, 7.00%, Maturing October 24, 2014	6,023,352
		GateHouse Media Operating, Inc.
13,275,000		Term Loan, 4.65%, Maturing August 28, 2014	7,981,594
1,825,000		Term Loan, 4.79%, Maturing August 28, 2014	1,097,281
7,750,000		Term Loan, 4.93%, Maturing August 28, 2014	4,708,125
		Hanley-Wood, LLC
7,462,500		Term Loan, 4.71%, Maturing March 8, 2014	5,895,375
		Idearc, Inc.
43,080,638		Term Loan, 4.79%, Maturing November 17, 2014	32,256,628
		Josten’s Corp.
2,000,000		Revolving Loan, 4.73%, Maturing October 4, 2009 (2)	1,980,000
		Local Insight Regatta Holdings, Inc.
1,750,000		Term Loan, 7.75%, Maturing April 23, 2015	1,596,875
		MediaNews Group, Inc.
9,963,587		Term Loan, 5.25%, Maturing August 25, 2010	8,269,778
4,544,285		Term Loan, 6.25%, Maturing August 2, 2013	3,749,035
		Mediannuaire Holding
EUR	7,000,000	Term Loan, 5.97%, Maturing October 24, 2013	9,526,955
EUR	1,937,631	Term Loan, 6.72%, Maturing October 10, 2014	2,410,993
EUR	1,937,631	Term Loan, 7.22%, Maturing October 10, 2015	2,410,993
		Merrill Communications, LLC
10,300,870		Term Loan, 4.94%, Maturing February 9, 2009	8,755,739
		Nebraska Book Co., Inc.
8,978,790		Term Loan, 5.13%, Maturing March 4, 2011	8,440,063
		Nelson Education, Ltd.
297,750		Term Loan, 5.30%, Maturing July 5, 2014	264,253
		Newsday, LLC (NMG Company, LLC)
3,075,000		Term Loan, Maturing August 1, 2013 (3)	3,073,078
		Newspaper Holdings, Inc.
20,650,000		Term Loan, 4.38%, Maturing July 24, 2014	17,036,250
		Nielsen Finance, LLC
37,097,378		Term Loan, 4.73%, Maturing August 9, 2013	34,574,571
		Philadelphia Newspapers, LLC
5,002,642		Term Loan, 9.50%, Maturing June 29, 2013	3,664,435

		R.H. Donnelley Corp.
27,901,276		Term Loan, 6.75%, Maturing June 30, 2010	$26,622,476
6,482,216		Term Loan, 6.75%, Maturing June 30, 2011	6,188,896
		Reader’s Digest Association, Inc. (The)
8,000,000		Revolving Loan, 4.85%, Maturing March 2, 2013 (2)	6,860,000
36,505,350		Term Loan, 4.61%, Maturing March 2, 2014	31,272,929
		Seat Pagine Gialle SpA
EUR	6,526,833	Term Loan, 4.48%, Maturing May 25, 2012	9,086,221
		SGS International, Inc.
983,418		Term Loan, 5.31%, Maturing December 30, 2011	919,496
1,194,375		Term Loan, 5.31%, Maturing December 30, 2011	1,110,769
		Source Interlink Companies, Inc.
4,987,406		Term Loan, 5.71%, Maturing August 1, 2014	4,089,673
		Source Media, Inc.
10,460,866		Term Loan, 7.81%, Maturing November 8, 2011	9,780,910
		Springer Science+Business Media
1,455,201		Term Loan, 5.13%, Maturing May 5, 2010	1,324,233
8,560		Term Loan, 5.18%, Maturing May 5, 2011	7,889
1,759,273		Term Loan, 5.55%, Maturing May 5, 2012	1,621,463
1,508,560		Term Loan, 5.55%, Maturing May 5, 2012	1,390,390
EUR	15,838	Term Loan, 7.519%, Maturing May 5, 2012	22,822
		Star Tribune Co. (The)
8,196,250		Term Loan, 5.05%, Maturing March 5, 2014	4,200,578
		Thomas Nelson, Inc.
1,941,463		Term Loan, 6.25%, Maturing June 12, 2012	1,679,366
		TL Acquisitions, Inc.
7,989,625		Term Loan, 4.96%, Maturing July 5, 2014	7,079,559
		Trader Media Corp.
GBP	17,310,500	Term Loan, 7.50%, Maturing March 23, 2015	27,980,941
		Tribune Co.
11,056,868		Term Loan, 5.54%, Maturing May 17, 2009	10,714,105
10,579,783		Term Loan, 5.48%, Maturing May 17, 2014	7,597,607
14,987,437		Term Loan, 5.79%, Maturing May 17, 2014	10,303,863
		World Directories Acquisition
EUR	8,776,758	Term Loan, 6.86%, Maturing May 31, 2014	11,248,597
		Xsys, Inc.
7,638,135		Term Loan, 4.88%, Maturing September 27, 2013	6,416,033
EUR	791,501	Term Loan, 6.98%, Maturing September 27, 2013	1,055,873
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2013	3,668,538
7,866,565		Term Loan, 4.88%, Maturing September 27, 2014	6,607,914
EUR	2,750,000	Term Loan, 6.98%, Maturing September 27, 2014	3,668,538
EUR	1,000,000	Term Loan - Second Lien, 9.37%, Maturing September 27, 2015	1,275,504
		Yell Group, PLC
19,025,000		Term Loan, 4.46%, Maturing February 10, 2013	16,670,656
			$418,172,889
Radio and Television — 5.1%
		Block Communications, Inc.
6,927,399		Term Loan, 4.80%, Maturing December 22, 2011	$6,667,622
		Citadel Broadcasting Corp.
32,925,000		Term Loan, 4.27%, Maturing June 12, 2014	26,998,500
		CMP Susquehanna Corp.
2,000,000		Term Loan, 4.74%, Maturing May 5, 2011 (2)	1,510,000
10,200,189		Term Loan, 4.49%, Maturing May 5, 2013	8,415,156
		Cumulus Media, Inc.
14,305,368		Term Loan, 4.21%, Maturing June 11, 2014	12,350,296
		Discovery Communications, Inc.
7,486,819		Term Loan, 4.80%, Maturing April 30, 2014	7,331,468
		Emmis Operating Co.
6,155,204		Term Loan, 4.78%, Maturing November 2, 2013	5,435,815
		Entravision Communications Corp.
897,560		Term Loan, 4.29%, Maturing September 29, 2013	833,048
		Gray Television, Inc.
8,828,280		Term Loan, 4.29%, Maturing January 19, 2015	7,537,144

		HIT Entertainment, Inc.
1,445,882		Term Loan, 4.79%, Maturing March 20, 2012	$1,257,918
		Local TV Finance, LLC
1,980,000		Term Loan, 4.87%, Maturing May 7, 2013	1,727,550
		NEP II, Inc.
5,327,493		Term Loan, 5.05%, Maturing February 16, 2014	4,834,700
		Nexstar Broadcasting, Inc.
8,333,982		Term Loan, 4.42%, Maturing October 1, 2012	7,604,759
10,902,672		Term Loan, 4.55%, Maturing October 1, 2012	9,948,689
		NextMedia Operating, Inc.
431,353		Term Loan, 6.46%, Maturing November 15, 2012	395,766
967,191		Term Loan, 6.46%, Maturing November 15, 2012	887,398
		PanAmSat Corp.
6,769,911		Term Loan, 5.29%, Maturing January 3, 2014	6,408,851
6,767,870		Term Loan, 5.29%, Maturing January 3, 2014	6,406,919
6,767,870		Term Loan, 5.29%, Maturing January 3, 2014	6,406,919
		Paxson Communications Corp.
14,925,000		Term Loan, 6.04%, Maturing January 15, 2012	12,089,250
		Raycom TV Broadcasting, LLC
8,333,373		Term Loan, 4.00%, Maturing June 25, 2014	7,708,370
		Spanish Broadcasting System, Inc.
11,815,804		Term Loan, 4.56%, Maturing June 10, 2012	9,275,406
		Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 6.48%, Maturing January 19, 2015	8,348,995
EUR	6,300,000	Term Loan, 7.40%, Maturing January 19, 2016	8,348,995
		Univision Communications, Inc.
4,719,313		Term Loan - Second Lien, 4.96%, Maturing March 29, 2009	4,526,609
45,733,221		Term Loan, 5.03%, Maturing September 29, 2014	37,551,274
		Young Broadcasting, Inc.
8,327,450		Term Loan, 5.31%, Maturing November 3, 2012	7,286,519
977,500		Term Loan, 5.31%, Maturing November 3, 2012	855,312
			$218,949,248
Rail Industries — 0.3%
		Kansas City Southern Railway Co.
7,936,570		Term Loan, 4.33%, Maturing April 26, 2013	$7,688,553
1,980,000		Term Loan, 3.97%, Maturing April 28, 2013	1,900,800
		RailAmerica, Inc.
243,200		Term Loan, 6.79%, Maturing August 14, 2009	242,896
3,756,800		Term Loan, 6.79%, Maturing August 13, 2010	3,752,104
			$13,584,353
Retailers (Except Food and Drug) — 2.1%
		American Achievement Corp.
4,430,490		Term Loan, 5.02%, Maturing March 25, 2011	$4,386,185
		Amscan Holdings, Inc.
4,419,062		Term Loan, 4.98%, Maturing May 25, 2013	3,888,775
		Claire’s Stores, Inc.
6,011,943		Term Loan, 5.45%, Maturing May 24, 2014	4,159,513
		Cumberland Farms, Inc.
2,879,657		Term Loan, 4.91%, Maturing September 29, 2013	2,735,675
		FTD, Inc.
4,097,230		Term Loan, 4.21%, Maturing July 28, 2013	4,005,042
		Harbor Freight Tools USA, Inc.
8,972,206		Term Loan, 4.71%, Maturing July 15, 2010	7,940,403
		Josten’s Corp.
5,046,422		Term Loan, 5.17%, Maturing October 4, 2011	4,932,877
		Mapco Express, Inc.
3,218,233		Term Loan, 5.50%, Maturing April 28, 2011	3,025,139
		Neiman Marcus Group, Inc.
3,055,758		Term Loan, 4.42%, Maturing April 5, 2013	2,855,878
		Orbitz Worldwide, Inc.
9,681,862		Term Loan, 5.66%, Maturing July 25, 2014	7,842,309

		Oriental Trading Co., Inc.
2,000,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	$1,450,000
13,326,411		Term Loan, 4.83%, Maturing July 31, 2013	10,994,289
		Rent-A-Center, Inc.
5,946,798		Term Loan, 4.52%, Maturing November 15, 2012	5,619,724
		Rover Acquisition Corp.
1,965,038		Term Loan, 4.98%, Maturing October 26, 2013	1,802,922
		Savers, Inc.
2,782,919		Term Loan, 5.55%, Maturing August 11, 2012	2,643,773
3,044,373		Term Loan, 5.55%, Maturing August 11, 2012	2,892,154
		The Yankee Candle Company, Inc.
6,171,985		Term Loan, 4.80%, Maturing February 6, 2014	5,585,647
		Vivarte
EUR	5,688,988	Term Loan, 6.47%, Maturing May 29, 2015	5,800,288
EUR	247,396	Term Loan, 6.47%, Maturing May 29, 2015	252,236
EUR	63,616	Term Loan, 6.47%, Maturing May 29, 2015	64,861
EUR	5,688,988	Term Loan, 6.97%, Maturing May 29, 2016	5,800,288
EUR	247,396	Term Loan, 6.97%, Maturing May 29, 2016	252,236
EUR	63,616	Term Loan, 6.97%, Maturing May 29, 2016	64,861
			$88,995,075
Steel — 0.1%
		Algoma Acquisition Corp.
2,318,925		Term Loan, 4.96%, Maturing June 20, 2013	$2,191,385
			$2,191,385
Surface Transport — 0.4%
		Delphi Acquisition Holding, Inc.
1,183,488		Term Loan, 5.18%, Maturing April 10, 2015	$1,093,543
282,788		Term Loan, 5.18%, Maturing April 10, 2015	261,296
1,466,276		Term Loan, 5.68%, Maturing April 10, 2016	1,354,839
		Ozburn-Hessey Holding Co., LLC
3,889,116		Term Loan, 6.16%, Maturing August 9, 2012	3,480,759
		Swift Transportation Co., Inc.
6,000,000		Term Loan, 5.71%, Maturing May 10, 2012	4,470,000
8,084,884		Term Loan, 6.13%, Maturing May 10, 2014	6,230,414
			$16,890,851
Telecommunications — 3.3%
		Alaska Communications Systems Holdings, Inc.
2,612,663		Term Loan, 4.55%, Maturing February 1, 2012	$2,468,152
8,111,697		Term Loan, 4.55%, Maturing February 1, 2012	7,663,023
		Alltell Communication
6,982,412		Term Loan, 5.56%, Maturing May 16, 2014	6,907,575
7,791,125		Term Loan, 5.21%, Maturing May 16, 2015	7,763,131
		Asurion Corp.
16,000,000		Term Loan, 5.78%, Maturing July 13, 2012	15,093,328
2,000,000		Term Loan - Second Lien, 9.10%, Maturing January 13, 2013	1,857,500
		BCM Luxembourg, Ltd.
EUR	2,500,000	Term Loan, 6.61%, Maturing September 30, 2014	3,594,496
EUR	2,500,000	Term Loan, 6.86%, Maturing September 30, 2015	3,594,953
		Cellular South, Inc.
2,981,250		Term Loan, 0.00%, Maturing May 29, 2014 (2)	2,854,547
6,869,350		Term Loan, 4.32%, Maturing May 29, 2014	6,577,403
		Centennial Cellular Operating Co., LLC
4,500,000		Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,297,500
9,147,788		Term Loan, 4.74%, Maturing February 9, 2011	8,989,988
		CommScope, Inc.
14,312,426		Term Loan, 5.23%, Maturing November 19, 2014	13,793,601
		FairPoint Communications, Inc.
5,100,000		Term Loan, 5.75%, Maturing March 31, 2015	4,495,171
		Intelsat Subsidiary Holding Co.
7,675,625		Term Loan, 5.29%, Maturing July 3, 2013	7,376,275
		IPC Systems, Inc.
9,157,500		Term Loan, 5.05%, Maturing May 31, 2014	6,982,594
GBP	3,422,589	Term Loan, 8.21%, Maturing May 31, 2014	5,220,451

		Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.39%, Maturing December 26, 2014	$12,170,798
		NTelos, Inc.
5,850,106		Term Loan, 5.27%, Maturing August 24, 2011	5,729,447
		Palm, Inc.
5,806,125		Term Loan, 5.97%, Maturing April 24, 2014	3,832,043
		Stratos Global Corp.
1,404,153		Term Loan, 5.30%, Maturing February 13, 2012	1,328,680
		Telesat Canada, Inc.
399,193		Term Loan, 4.34%, Maturing October 22, 2014 (2)	381,074
4,651,707		Term Loan, 5.77%, Maturing October 22, 2014	4,440,561
		Windstream Corp.
4,344,157		Term Loan, 4.29%, Maturing July 17, 2013	4,207,725
			$141,620,016
Utilities — 1.7%
		AEI Finance Holding, LLC
1,604,820		Revolving Loan, 5.40%, Maturing March 30, 2012	$1,476,434
10,547,581		Term Loan, 5.80%, Maturing March 30, 2014	9,703,774
		BRSP, LLC
13,750,825		Term Loan, 5.86%, Maturing July 13, 2009	13,338,301
		Covanta Energy Corp.
2,909,601		Term Loan, 4.18%, Maturing February 9, 2014	2,773,213
4,843,788		Term Loan, 4.24%, Maturing February 9, 2014	4,616,735
		NRG Energy, Inc.
8,553,146		Term Loan, 4.30%, Maturing June 1, 2014	8,157,563
17,466,858		Term Loan, 4.30%, Maturing June 1, 2014	16,659,016
		NSG Holdings, LLC
202,483		Term Loan, 4.28%, Maturing June 15, 2014	190,840
1,478,448		Term Loan, 4.28%, Maturing June 15, 2014	1,393,437
		Pike Electric, Inc.
2,323,673		Term Loan, 4.00%, Maturing July 1, 2012	2,253,963
1,766,811		Term Loan, 4.00%, Maturing December 10, 2012	1,713,807
		TXU Texas Competitive Electric Holdings Co., LLC
4,292,563		Term Loan, 6.24%, Maturing October 10, 2014	4,045,740
6,277,563		Term Loan, 6.26%, Maturing October 10, 2014	5,896,985
			$72,219,808
Total Senior Floating-Rate Interests (identified cost $4,628,247,319)			$4,196,537,050

Corporate Bonds & Notes — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
Electronics/Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
$6,300	5.541%, 10/15/13	$4,969,125
		$4,969,125
Radio and Television — 0.1%
	Paxson Communications Corp., Variable Rate
$3,000	6.041%, 1/15/12 (6)	$2,538,750
		$2,538,750
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	6.026%, 6/15/13	$5,455,125
		$5,455,125
Total Corporate Bonds & Notes (identified cost $15,146,204)		$12,963,000

Common Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International (8)	$244,988
		$244,988
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc. (4) (8) (9)	$0
		$0
Total Common Stocks (identified cost $1,051,450)		$244,988

Asset Backed Securities — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
$1,180	Alzette European CLO SA, Series 2004-1A, Class E2, 11.86%, 12/15/20 (6) (7)	$1,064,242
4,921	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, (6) (7) 4.826%, 6/15/29	4,921,106
1,140	Avalon Capital Ltd. 3, Series 1A, Class D, 4.588%, 2/24/19 (6) (7)	796,518
1,500	Babson Ltd., Series 2005-1A, Class C1, 4.74%, 4/15/19 (6) (7)	989,700
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 4.84%, 1/15/19 (6) (7)	1,015,650
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.166%, 8/11/16 (6) (7)	1,083,000
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.177%, 3/8/17 (7)	685,900
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, (6) (7) 4.74%, 1/15/18	1,331,600
Total Asset Backed Securities (identified cost $14,683,586)		$11,887,716

Preferred Stocks — 0.0%

Shares	Security	Value
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Series A (4) (8) (9)	$151,325
		$151,325
Automotive — 0.0%
350	Hayes Lemmerz International (8) (9)	$6,549
		$6,549
Total Preferred Stocks (identified cost $60,970)		$157,874

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$52,520
Total Closed-End Investment Companies (identified cost $72,148)		$52,520

Short-Term Investments — 1.8%

Interest
Amount
(000’s omitted)	Description	Value
$78,075	Investment in Cash Managment Portfolio, 2.23% (10)	$78,074,857
Total Short-Term Investments (identified cost $78,074,857)		$78,074,857
Total Investments — 100.3% (identified cost $4,737,336,534)		$4,299,918,005
Less Unfunded Loan Commitments — (1.8)%		$(78,613,357)
Net Investments — 98.5% (identified cost $4,658,723,177)		$4,221,304,648
Other Assets, Less Liabilities — 1.5%		$64,546,755
Net Assets— 100.0%		$4,285,851,403

DIP	—	Debtor in Possession
REIT	—	Real Estate Investment Trust

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound Sterling
*		In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of  deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)		This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $13,740,566 or 0.3% of the Portfolio’s net assets.

(7)		Variable rate mortage security. The stated interest rate represents the rate in effect at July 31, 2008.
(8)		Non-income producing security.
(9)		Restricted security.
(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $1,320,758.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/29/08	British Pound Sterling	United States Dollar
	72,047,866	142,568,318	$113,061
8/29/08	Euro	United States Dollar
	243,504,934	379,234,584	(197,178)
8/29/08	Swiss Franc	United States Dollar
	15,644,123	14,951,852	20,835
			$(63,282)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$5,000	2.10%	12/20/10	$5,927
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/21/09	171,899
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	94,412
Lehman Brothers, Inc.	Inergy, L.P	Sell	6,500	2.20	3/20/10	37,643
Lehman Brothers, Inc.	Inergy, L.P	Sell	3,000	2.40	3/20/10	26,640
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	108,262

Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	3,000	2.00	6/20/10	(92,491)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(74,154)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/20/10	153,420
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	1.85	3/20/11	(52,036)
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	2.30	6/20/11	(25,672)
Lehman Brothers, Inc.	The Hertz Corp.	Sell	5,000	1.80	3/20/11	(146,948)
Total						$206,902

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,658,967,771
Gross unrealized appreciation	$15,175,069
Gross unrealized depreciation	(452,838,192)
Net unrealized depreciation	$(437,663,123)

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Common Stock
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0

Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	2,484	43,470		151,325
Hayes Lemmerz International	6/23/03	350	17,500		6,549
Total Restricted Securities			$60,970		$157,874

(1)       Less than $0.50.

Eaton Vance Floating-Rate Advantage Fund as of July 31, 2008 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $1,646,986,237 and the Fund owned approximately 99.99% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 123.3% (1)

Principal
Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
		Atlantic Inertial Systems, Inc.
GBP	841,403	Term Loan, 9.00%, Maturing July 20, 2014	$1,583,399
		AWAS Capital, Inc.
5,527,554		Term Loan, 4.56%, Maturing March 22, 2013	4,753,697
		Colt Defense, LLC
1,475,856		Term Loan, 5.71%, Maturing July 9, 2014	1,394,684
		DAE Aviation Holdings, Inc.
569,176		Term Loan, 6.55%, Maturing July 31, 2014	539,294
574,468		Term Loan, 6.55%, Maturing July 31, 2014	544,309
		Evergreen International Aviation
2,731,855		Term Loan, 8.50%, Maturing October 31, 2011	2,451,840
		Hawker Beechcraft Acquisition
186,335		Term Loan, 4.80%, Maturing March 26, 2014	174,209
3,583,415		Term Loan, 4.80%, Maturing March 26, 2014	3,350,214
		Hexcel Corp.
1,531,348		Term Loan, 4.91%, Maturing March 1, 2012	1,508,378
		IAP Worldwide Services, Inc.
581,421		Term Loan, 8.25%, Maturing December 30, 2012	468,044
		Jet Aviation Holding, AG
976,613		Term Loan, 3.63%, Maturing May 15, 2013	966,847
		Spirit AeroSystems, Inc.
2,688,752		Term Loan, 4.54%, Maturing December 31, 2011	2,623,213
		TransDigm, Inc.
3,000,000		Term Loan, 4.80%, Maturing June 23, 2013	2,919,000
		Vought Aircraft Industries, Inc.
2,000,000		Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	1,880,000
1,000,000		Term Loan, 4.95%, Maturing December 17, 2011	947,500
2,203,376		Term Loan, 4.97%, Maturing December 17, 2011	2,111,109
		Wesco Aircraft Hardware Corp.
1,000,000		Term Loan - Second Lien, 8.56%, Maturing September 29, 2014	976,875
			$29,192,612
Air Transport — 0.5%
		Delta Air Lines, Inc.
4,957,481		Term Loan - Second Lien, 5.71%, Maturing April 30, 2014	$3,343,821
		Northwest Airlines, Inc.
6,385,500		DIP Loan, 4.47%, Maturing August 21, 2008	4,988,672
			$8,332,493
Automotive — 4.4%
		Accuride Corp.
5,855,002		Term Loan, 6.03%, Maturing January 31, 2012	$5,623,244
		Adesa, Inc.
10,617,750		Term Loan, 5.06%, Maturing October 18, 2013	9,492,268
		Allison Transmission, Inc.
4,962,500		Term Loan, 5.32%, Maturing September 30, 2014	4,455,084
		CSA Acquisition Corp.
924,891		Term Loan, 5.31%, Maturing December 23, 2011	862,461
1,200,004		Term Loan, 5.31%, Maturing December 23, 2011	1,119,004
		Dayco Products, LLC
4,575,206		Term Loan, 7.38%, Maturing June 21, 2011	3,282,710
		Federal-Mogul Corp.
3,584,171		Term Loan, 4.40%, Maturing December 27, 2014	2,831,495
2,774,851		Term Loan, 4.40%, Maturing December 27, 2015	2,264,972
		Financiere Truck (Investissement)
EUR	475,962	Term Loan, 6.97%, Maturing February 15, 2012	660,931
		Ford Motor Co.
4,949,625		Term Loan, 5.46%, Maturing December 15, 2013	3,910,204

1

		Fraikin, Ltd.
GBP	596,292	Term Loan, 7.96%, Maturing February 15, 2012	$1,057,170
GBP	690,864	Term Loan, 8.08%, Maturing February 15, 2012 (2)	1,224,836
		General Motors Corp.
8,274,312		Term Loan, 5.16%, Maturing November 29, 2013	6,540,843
		Goodyear Tire & Rubber Co.
3,799,293		Term Loan - Second Lien, Maturing April 30, 2010 (3)	3,479,952
8,000,000		Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	7,401,946
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 4.31%, Maturing May 30, 2014	148,082
EUR	1,867,273	Term Loan, 7.49%, Maturing May 30, 2014	2,534,669
		Keystone Automotive Operations, Inc.
4,506,526		Term Loan, 6.00%, Maturing January 12, 2012	3,616,487
		Kwik Fit Group Ltd.
GBP	2,500,000	Term Loan, 7.65%, Maturing August 31, 2013	3,582,953
		Locafroid Services S.A.S.
EUR	714,174	Term Loan, 7.07%, Maturing February 15, 2012 (2)	991,718
		Tenneco Automotive, Inc.
3,125,000		Term Loan, 3.96%, Maturing March 17, 2014	2,828,125
		TriMas Corp.
375,000		Term Loan, 4.88%, Maturing August 2, 2011	337,500
1,596,563		Term Loan, 4.87%, Maturing August 2, 2013	1,436,906
		United Components, Inc.
2,779,297		Term Loan, 4.70%, Maturing June 30, 2010	2,682,022
			$72,365,582
Beverage and Tobacco — 0.5%
		Beverage Packaging Holdings
EUR	412,389	Term Loan, 6.72%, Maturing May 11, 2015	$599,597
EUR	412,389	Term Loan, 6.97%, Maturing May 11, 2016	599,597
		Culligan International Co.
EUR	3,000,000	Term Loan - Second Lien, 9.44%, Maturing May 31, 2013	2,457,394
		Liberator Midco, Ltd.
EUR	875,000	Term Loan, 6.73%, Maturing October 27, 2013	1,317,246
EUR	855,249	Term Loan, 7.11%, Maturing October 27, 2014	1,287,512
		Van Houtte, Inc.
1,742,400		Term Loan, 5.30%, Maturing July 11, 2014	1,648,746
237,600		Term Loan, 5.30%, Maturing July 11, 2014	224,829
			$8,134,921
Brokers, Dealers and Investment Houses — 0.4%
		AmeriTrade Holding Corp.
6,577,782		Term Loan, 3.96%, Maturing December 31, 2012	$6,405,089
			$6,405,089
Building and Development — 6.7%
		401 North Wabash Venture, LLC
4,543,907		Term Loan, 4.73%, Maturing May 7, 2009 (2)	$4,089,517
		AIMCO Properties, L.P.
9,000,000		Term Loan, 3.96%, Maturing March 23, 2011	8,595,000
		Banning Lewis Ranch Co., LLC
5,250,000		Term Loan, 4.62%, Maturing December 3, 2012 (2)	4,882,500
		Beacon Sales Acquisition, Inc.
1,965,000		Term Loan, 4.77%, Maturing September 30, 2013	1,768,500
		Brickman Group Holdings, Inc.
4,468,438		Term Loan, 4.80%, Maturing January 23, 2014	4,088,620
		Building Materials Corp. of America
5,459,853		Term Loan, 5.56%, Maturing February 22, 2014	4,758,605
		Capital Automotive (REIT)
3,000,130		Term Loan, 4.23%, Maturing December 16, 2010	2,852,374
		Epco/Fantome, LLC
4,692,000		Term Loan, 5.09%, Maturing November 23, 2010	4,410,480
		Financiere Daunou S.A.
1,411,871		Term Loan, 4.59%, Maturing May 31, 2015	807,120
1,430,448		Term Loan, 4.70%, Maturing February 28, 2016	817,740

2

Forestar USA Real Estate Group, Inc.
4,225,000	Term Loan, 6.46%, Maturing December 1, 2010 (2)	$3,971,500
4,225,000	Term Loan, 6.46%, Maturing December 1, 2010	4,140,500
Hearthstone Housing Partners II, LLC
5,976,667	Revolving Loan, 5.23%, Maturing December 1, 2009 (2)	4,738,301
Hovstone Holdings, LLC
2,205,000	Term Loan, 6.96%, Maturing February 28, 2009	1,831,693
LNR Property Corp.
1,718,000	Term Loan, 6.03%, Maturing July 3, 2011	1,385,854
Materis
EUR	823,329	Term Loan, 6.86%, Maturing April 27, 2014	1,080,899
EUR	876,671	Term Loan, 7.23%, Maturing April 27, 2015	1,150,929
Mueller Water Products, Inc.
4,392,695	Term Loan, 4.51%, Maturing May 24, 2014	4,125,475
NCI Building Systems, Inc.
2,183,847	Term Loan, 3.96%, Maturing June 18, 2010	2,129,251
Panolam Industries Holdings, Inc.
2,103,590	Term Loan, 5.55%, Maturing September 30, 2012	1,893,231
Realogy Corp.
9,945,000	Term Loan, 5.46%, Maturing September 1, 2014	8,179,763
2,677,500	Term Loan, 5.46%, Maturing September 1, 2014	2,202,243
South Edge, LLC
4,475,000	Term Loan, 7.25%, Maturing October 31, 2009	2,729,750
Stile Acquisition Corp.
1,604,226	Term Loan, 4.83%, Maturing April 6, 2013	1,416,732
1,601,497	Term Loan, 4.83%, Maturing April 6, 2013	1,414,322
Tousa/Kolter, LLC
4,643,600	Term Loan, 5.00%, Maturing March 31, 2031 (4) (5)	2,205,246
TRU 2005 RE Holding Co.
13,750,000	Term Loan, 5.47%, Maturing December 9, 2008	12,707,296
United Subcontractors, Inc.
2,677,081	Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (4)	1,338,540
WCI Communities, Inc.
6,220,272	Term Loan, 7.72%, Maturing December 23, 2010	5,660,448
Wintergames Acquisition ULC
9,204,074	Term Loan, 5.88%, Maturing April 24, 2009	8,789,891
$110,162,320
Business Equipment and Services — 8.0%
Activant Solutions, Inc.
2,234,154	Term Loan, 4.81%, Maturing May 1, 2013	$1,960,470
Affiliated Computer Services
1,940,045	Term Loan, 4.46%, Maturing March 20, 2013	1,883,358
6,419,000	Term Loan, 4.46%, Maturing March 20, 2013	6,231,443
Affinion Group, Inc.
6,764,971	Term Loan, 5.17%, Maturing October 17, 2012	6,491,551
Allied Security Holdings, LLC
3,601,910	Term Loan, 7.00%, Maturing June 30, 2010	3,439,824
Education Management, LLC
5,719,818	Term Loan, 4.56%, Maturing June 1, 2013	5,253,041
Info USA, Inc.
1,950,300	Term Loan, 4.81%, Maturing February 14, 2012	1,862,536
Intergraph Corp.
837,381	Term Loan, 4.65%, Maturing May 29, 2014	799,699
2,000,000	Term Loan - Second Lien, 8.65%, Maturing November 29, 2014	1,926,226
iPayment, Inc.
2,872,247	Term Loan, 4.64%, Maturing May 10, 2013	2,484,494
ista International GmbH
EUR	3,545,609	Term Loan, 7.12%, Maturing May 14, 2015	4,810,565
EUR	704,391	Term Loan, 7.12%, Maturing May 14, 2015	955,694
Kronos, Inc.
2,629,143	Term Loan, 5.05%, Maturing June 11, 2014	2,418,811
Language Line, Inc.
6,807,695	Term Loan, 6.06%, Maturing June 11, 2011	6,399,234

3

		Mitchell International, Inc.
	1,000,000	Term Loan - Second Lien, 8.06%, Maturing March 28, 2015	$955,000
		N.E.W. Holdings I, LLC
	4,735,414	Term Loan, 5.23%, Maturing May 22, 2014	4,250,034
		Protection One, Inc.
	3,178,116	Term Loan, 4.72%, Maturing March 31, 2012	2,955,647
		Quantum Corp.
	1,033,125	Term Loan, 6.30%, Maturing July 12, 2014	914,316
		Quintiles Transnational Corp.
	5,669,500	Term Loan, 4.81%, Maturing March 31, 2013	5,407,286
		RiskMetrics Group Holdings, LLC
	3,511,650	Term Loan, 4.80%, Maturing January 11, 2014	3,388,742
		Sabre, Inc.
	12,884,245	Term Loan, 4.66%, Maturing September 30, 2014	10,121,296
		Serena Software, Inc.
	1,540,000	Term Loan, 4.68%, Maturing March 10, 2013	1,414,875
		Sitel (Client Logic)
	5,057,454	Term Loan, 5.29%, Maturing January 29, 2014	4,399,985
		Solera Nederland Holdings
	2,614,860	Term Loan, 4.79%, Maturing May 15, 2014	2,457,969
		SunGard Data Systems, Inc.
	24,194,417	Term Loan, 4.51%, Maturing February 11, 2013	22,869,724
		TDS Investor Corp.
	3,960,000	Term Loan, 4.71%, Maturing August 23, 2013	3,318,480
	4,957,361	Term Loan, 4.71%, Maturing August 23, 2013	4,176,577
	994,697	Term Loan, 5.05%, Maturing August 23, 2013	838,033
EUR	1,052,910	Term Loan, 7.21%, Maturing August 23, 2013	1,390,222
		Transaction Network Services, Inc.
	1,893,291	Term Loan, 4.46%, Maturing May 4, 2012	1,779,694
		Valassis Communications, Inc.
	1,341,188	Term Loan, 4.56%, Maturing March 2, 2014	1,260,716
		VWR International, Inc.
	4,400,000	Term Loan, 4.96%, Maturing June 28, 2013	3,998,500
		West Corp.
	10,077,931	Term Loan, 4.95%, Maturing October 24, 2013	9,079,591
			$131,893,633
Cable and Satellite Television — 8.9%
		Atlantic Broadband Finance, LLC
	5,441,263	Term Loan, 5.06%, Maturing February 10, 2011	$5,241,749
		Bresnan Broadband Holdings, LLC
	3,000,000	Term Loan, 4.98%, Maturing March 29, 2014	2,870,001
	1,447,000	Term Loan, 5.02%, Maturing March 29, 2014	1,384,297
		Casema
EUR	1,000,000	Term Loan - Second Lien, 8.73%, Maturing May 14, 2016	1,458,834
		Cequel Communications, LLC
	12,051,925	Term Loan, 4.78%, Maturing November 5, 2013	11,212,015
	1,000,000	Term Loan - Second Lien, 7.37%, Maturing May 5, 2014	882,250
		Charter Communications Operating, Inc.
	32,232,566	Term Loan, 4.80%, Maturing April 28, 2013	28,441,888
		CSC Holdings, Inc.
	9,384,000	Term Loan, 4.21%, Maturing March 29, 2013	8,914,800
		DirectTV Holdings, LLC
	1,707,821	Term Loan, 3.96%, Maturing April 13, 2013	1,670,615
		Foxco Acquistion Sub., LLC
	1,500,000	Term Loan, Maturing July 2, 2015 (3)	1,477,500
		Insight Midwest Holdings, LLC
	7,838,125	Term Loan, 4.47%, Maturing April 6, 2014	7,560,091
		Kabel Deutschland GmbH
EUR	5,000,000	Term Loan, 6.14%, Maturing March 31, 2012	7,217,927
		Mediacom Broadband Group
	1,935,673	Term Loan, 4.22%, Maturing January 31, 2015	1,773,560
		Mediacom Illinois, LLC
	2,850,000	Term Loan, 3.72%, Maturing September 30, 2012	2,686,125
	5,933,394	Term Loan, 4.22%, Maturing January 31, 2015	5,443,889

4

		NTL Investment Holdings, Ltd.
3,295,583		Term Loan, 4.80%, Maturing March 30, 2012	$3,122,565
GBP	1,501,472	Term Loan, 8.13%, Maturing March 30, 2012	2,675,162
GBP	763,460	Term Loan, 8.13%, Maturing March 30, 2012	1,360,252
GBP	1,388,164	Term Loan, 8.15%, Maturing March 30, 2012	2,473,282
GBP	1,187,641	Term Loan, 8.15%, Maturing March 30, 2012	2,116,011
GBP	1,000,000	Term Loan, 8.27%, Maturing March 30, 2013	1,749,135
		Orion Cable GmbH
EUR	872,189	Term Loan, 7.64%, Maturing October 31, 2014	1,246,012
EUR	872,189	Term Loan, 7.73%, Maturing October 31, 2015	1,246,012
		ProSiebenSat.1 Media AG
EUR	1,590,800	Term Loan, 7.31%, Maturing March 2, 2015	1,666,073
EUR	219,923	Term Loan, 6.73%, Maturing June 26, 2015	269,127
EUR	5,315,144	Term Loan, 6.73%, Maturing June 26, 2015	6,504,312
EUR	1,590,800	Term Loan, 7.56%, Maturing March 2, 2016	1,666,073
		San Juan Cable, LLC
975,020		Term Loan, 4.68%, Maturing October 31, 2012	858,018
		UPC Broadband Holding B.V.
EUR	631,673	Term Loan, 6.44%, Maturing October 16, 2011	887,880
EUR	13,519,656	Term Loan, 6.44%, Maturing October 16, 2011	18,606,584
2,456,905		Term Loan, 4.22%, Maturing December 31, 2014	2,310,105
		YPSO Holding SA
EUR	3,969,097	Term Loan, 6.98%, Maturing July 28, 2014	4,940,033
EUR	1,531,743	Term Loan, 6.98%, Maturing July 28, 2014	1,906,444
EUR	2,499,160	Term Loan, 6.98%, Maturing July 28, 2014	3,110,514
			$146,949,135
Chemicals and Plastics — 7.9%
		AZ Chem US, Inc.
933,973		Term Loan, 4.65%, Maturing February 28, 2013	$807,887
		Brenntag Holding GmbH and Co. KG
883,636		Term Loan, 5.07%, Maturing December 23, 2013	810,736
3,616,364		Term Loan, 5.07%, Maturing December 23, 2013	3,318,014
EUR	2,117,647	Term Loan, 7.14%, Maturing December 23, 2013	3,052,640
EUR	496,877	Term Loan, 7.39%, Maturing December 23, 2014	716,261
EUR	385,476	Term Loan, 7.39%, Maturing December 23, 2014	555,673
1,000,000		Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	815,000
		Celanese Holdings, LLC
12,269,688		Term Loan, 4.28%, Maturing April 2, 2014	11,570,757
2,500,000		Term Loan, 4.46%, Maturing April 2, 2014	2,357,590
		Cognis GmbH
EUR	2,510,246	Term Loan, 6.96%, Maturing September 15, 2013	3,615,522
EUR	614,754	Term Loan, 6.96%, Maturing September 15, 2013	885,434
		Columbian Chemicals Acquisition
440,227		Term Loan, 6.05%, Maturing March 16, 2013	413,814
		Ferro Corp.
6,191,055		Term Loan, 4.67%, Maturing June 6, 2012	5,896,980
		Foamex L.P.
3,265,000		Term Loan, 6.05%, Maturing February 12, 2013	2,571,187
		Georgia Gulf Corp.
1,992,414		Term Loan, 4.96%, Maturing October 3, 2013	1,860,915
		Hexion Specialty Chemicals, Inc.
EUR	746,100	Term Loan, 7.21%, Maturing May 5, 2012	972,026
11,800,549		Term Loan, 5.06%, Maturing May 5, 2013	10,295,979
2,563,415		Term Loan, 5.06%, Maturing May 5, 2013	2,236,580
3,960,000		Term Loan, 5.06%, Maturing June 15, 2014	3,455,100
		INEOS Group
EUR	1,500,000	Term Loan, Maturing December 14, 2011 (3)	1,972,033
EUR	1,500,000	Term Loan, Maturing December 14, 2011 (3)	1,972,033
1,997,243		Term Loan, 4.89%, Maturing December 14, 2012	1,727,615
354,717		Term Loan, Maturing December 14, 2013 (3)	301,509
1,886,500		Term Loan, 4.88%, Maturing December 14, 2013	1,572,708
354,717		Term Loan, Maturing December 14, 2014 (3)	301,509
1,886,500		Term Loan, 5.38%, Maturing December 14, 2014	1,572,708

5

		Innophos, Inc.
1,063,760		Term Loan, 4.81%, Maturing August 10, 2010	$1,050,463
		Invista B.V.
7,511,684		Term Loan, 4.30%, Maturing April 29, 2011	7,136,100
3,962,394		Term Loan, 4.30%, Maturing April 29, 2011	3,764,274
		ISP Chemco, Inc.
6,719,544		Term Loan, 4.13%, Maturing June 4, 2014	6,209,981
		Kleopatra
3,347,500		Term Loan, 5.29%, Maturing January 3, 2016	2,431,122
EUR	1,900,000	Term Loan, 7.46%, Maturing January 3, 2016	2,176,772
		Kranton Polymers, LLC
4,519,882		Term Loan, 4.50%, Maturing May 12, 2013	4,285,414
		Lucite International Group Holdings
1,777,840		Term Loan, 5.05%, Maturing July 7, 2013	1,462,273
629,519		Term Loan, 5.05%, Maturing July 7, 2013	517,779
		MacDermid, Inc.
EUR	1,201,716	Term Loan, 7.20%, Maturing April 12, 2014	1,687,480
		Millenium Inorganic Chemicals
4,378,000		Term Loan, 5.05%, Maturing April 30, 2014	3,710,355
		Momentive Performance Material
5,080,186		Term Loan, 4.75%, Maturing December 4, 2013	4,667,421
		Propex Fabrics, Inc.
2,566,091		Term Loan, 9.00%, Maturing July 31, 2012	1,193,232
		Rockwood Specialties Group, Inc.
8,959,538		Term Loan, 4.30%, Maturing December 10, 2012	8,644,350
		Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 8.40%, Maturing November 16, 2015	1,279,907
EUR	824,121	Term Loan, 8.40%, Maturing November 16, 2015	1,189,397
EUR	289,045	Term Loan, 8.40%, Maturing November 16, 2015	417,159
		Solo Cup Co.
4,822,932		Term Loan, 6.04%, Maturing February 27, 2011	4,712,405
		TPG Spring UK, Ltd.
EUR	2,288,006	Term Loan, 7.71%, Maturing June 27, 2013	3,004,039
EUR	2,288,006	Term Loan, 8.21%, Maturing June 27, 2013	3,004,039
		Wellman, Inc.
3,400,000		Term Loan, 6.74%, Maturing February 10, 2009 (5)	1,700,000
			$129,872,172
Clothing/Textiles — 0.6%
		Hanesbrands, Inc.
3,643,504		Term Loan, 4.55%, Maturing September 5, 2013	$3,514,969
2,025,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	1,981,548
		St. John Knits International, Inc.
1,924,442		Term Loan, 5.46%, Maturing March 23, 2012	1,799,354
		The William Carter Co.
2,205,156		Term Loan, 4.12%, Maturing July 14, 2012	2,111,437
			$9,407,308
Conglomerates — 3.1%
		Amsted Industries, Inc.
1,608,383		Term Loan, 4.79%, Maturing October 15, 2010	$1,572,195
		Blount, Inc.
1,452,550		Term Loan, 4.22%, Maturing August 9, 2010	1,405,342
		Doncasters (Dunde HoldCo 4 Ltd.)
1,416,569		Term Loan, 4.96%, Maturing July 13, 2015	1,296,161
1,416,569		Term Loan, 5.46%, Maturing July 13, 2015	1,296,161
GBP	641,409	Term Loan, 7.90%, Maturing July 13, 2015	1,160,450
GBP	641,409	Term Loan, 8.40%, Maturing July 13, 2015	1,160,450
		ISS Holdings A/S
EUR	454,386	Term Loan, 6.96%, Maturing December 31, 2013	639,438
EUR	245,614	Term Loan, 6.96%, Maturing December 31, 2013	345,642
EUR	2,504,202	Term Loan, 6.96%, Maturing December 31, 2013	3,524,059
GBP	1,704,757	Term Loan, 7.96%, Maturing December 31, 2013	3,064,585

6

		Jarden Corp.
7,476,047		Term Loan, 4.55%, Maturing January 24, 2012	$7,117,818
1,290,888		Term Loan, 4.55%, Maturing January 24, 2012	1,229,032
1,980,001		Term Loan, 5.30%, Maturing January 24, 2012	1,925,906
		Johnson Diversey, Inc.
1,044,755		Term Loan, 4.78%, Maturing December 16, 2010	1,010,801
4,961,813		Term Loan, 4.78%, Maturing December 16, 2011	4,800,554
		Polymer Group, Inc.
2,000,000		Revolving Loan, 6.25%, Maturing November 22, 2010 (2)	1,700,000
7,769,177		Term Loan, 5.03%, Maturing November 22, 2012	7,186,489
		RBS Global, Inc.
1,081,553		Term Loan, 4.79%, Maturing July 19, 2013	1,027,475
3,877,869		Term Loan, 5.29%, Maturing July 19, 2013	3,679,128
		RGIS Holdings, LLC
5,610,000		Term Loan, 5.13%, Maturing April 30, 2014	4,684,350
280,500		Term Loan, 5.30%, Maturing April 30, 2014	234,217
		US Investigations Services, Inc.
1,984,962		Term Loan, 5.55%, Maturing February 21, 2015	1,839,399
			$51,899,652
Containers and Glass Products — 4.7%
		Berry Plastics Corp.
8,171,563		Term Loan, 4.78%, Maturing April 3, 2015	$7,217,238
		Consolidated Container Co.
898,500		Term Loan, 5.05%, Maturing March 28, 2014	684,358
1,500,000		Term Loan - Second Lien, 8.11%, Maturing September 28, 2014	768,750
		Crown Americas, Inc.
1,347,500		Term Loan, 4.43%, Maturing November 15, 2012	1,317,181
EUR	980,000	Term Loan, 6.61%, Maturing November 15, 2012	1,513,755
		Graham Packaging Holdings Co.
13,923,750		Term Loan, 4.99%, Maturing October 7, 2011	13,293,881
		Graphic Packaging International, Inc.
14,285,308		Term Loan, 4.79%, Maturing May 16, 2014	13,443,489
1,990,000		Term Loan, 5.55%, Maturing May 16, 2014	1,914,591
		JSG Acquisitions
EUR	5,500,000	Term Loan, 6.82%, Maturing December 31, 2014	7,787,598
EUR	5,500,000	Term Loan, 6.86%, Maturing December 31, 2014	7,787,598
		OI European Group B.V.
EUR	3,830,000	Term Loan, 5.97%, Maturing June 14, 2013	5,457,857
		Owens-Brockway Glass Container
4,787,500		Term Loan, 3.96%, Maturing June 14, 2013	4,672,600
		Pregis Corp.
EUR	2,431,250	Term Loan, 7.45%, Maturing October 12, 2012	3,451,956
		Smurfit-Stone Container Corp.
2,016,115		Term Loan, 4.64%, Maturing November 1, 2011	1,957,027
4,354,275		Term Loan, 4.64%, Maturing November 1, 2011	4,226,660
1,986,462		Term Loan, 4.81%, Maturing November 1, 2011	1,928,243
			$77,422,782
Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
1,000,000		Term Loan - Second Lien, 8.79%, Maturing July 31, 2014	$920,000
		Bausch & Lomb, Inc.
330,000		Term Loan, 6.05%, Maturing April 30, 2015 (2)	321,888
1,313,400		Term Loan, 6.05%, Maturing April 30, 2015	1,281,113
		KIK Custom Products, Inc.
428,470		Term Loan, 4.72%, Maturing May 31, 2014	325,637
2,499,405		Term Loan, 4.72%, Maturing May 31, 2014	1,899,548
		Prestige Brands, Inc.
4,968,724		Term Loan, 4.73%, Maturing April 7, 2011	4,856,928
			$9,605,114

7

Drugs — 1.2%
		Chattem, Inc.
1,136,625		Term Loan, 4.54%, Maturing January 2, 2013	$1,111,051
		Graceway Pharmaceuticals, LLC
5,306,479		Term Loan, 5.55%, Maturing May 3, 2012	4,583,471
		Pharmaceutical Holdings Corp.
1,672,314		Term Loan, 5.71%, Maturing January 30, 2012	1,613,783
		Stiefel Laboratories, Inc.
1,808,844		Term Loan, 5.04%, Maturing December 28, 2013	1,722,924
2,364,896		Term Loan, 5.04%, Maturing December 28, 2013	2,252,564
		Warner Chilcott Corp.
6,711,421		Term Loan, 4.70%, Maturing January 18, 2012	6,498,891
2,613,353		Term Loan, 4.80%, Maturing January 18, 2012	2,530,596
			$20,313,280
Ecological Services and Equipment — 1.4%
		Allied Waste Industries, Inc.
1,920,178		Term Loan, 4.05%, Maturing January 15, 2012	$1,886,974
29,696		Term Loan, 4.23%, Maturing January 15, 2012	29,183
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 7.05%, Maturing April 1, 2015	5,823,633
		Environmental Systems Products Holdings, Inc.
233,025		Term Loan - Second Lien, 13.50%, Maturing December 12, 2010 (4)	212,892
		Kemble Water Structure, Ltd.
GBP	6,500,000	Term Loan, 9.74%, Maturing October 13, 2013	11,723,461
		Sensus Metering Systems, Inc.
78,884		Term Loan, 4.46%, Maturing December 17, 2010	74,545
3,060,888		Term Loan, 4.64%, Maturing December 17, 2010	2,892,539
		Waste Services, Inc.
1,175,127		Term Loan, 5.15%, Maturing March 31, 2011	1,167,783
			$23,811,010
Electronics/Electrical — 2.9%
		Aspect Software, Inc.
5,151,685		Term Loan, 5.81%, Maturing July 11, 2011	$4,803,947
		FCI International S.A.S.
685,705		Term Loan, 4.84%, Maturing November 1, 2013	652,705
660,143		Term Loan, 4.84%, Maturing November 1, 2013	628,374
660,143		Term Loan, 4.84%, Maturing November 1, 2013	628,374
685,705		Term Loan, 4.84%, Maturing November 1, 2013	652,705
		Freescale Semiconductor, Inc.
13,351,700		Term Loan, 4.22%, Maturing December 1, 2013	12,052,246
		Infor Enterprise Solutions Holdings
7,973,689		Term Loan, 6.55%, Maturing July 28, 2012	6,658,031
4,160,186		Term Loan, 6.55%, Maturing July 28, 2012	3,473,755
EUR	1,970,000	Term Loan, 7.95%, Maturing July 28, 2012	2,566,533
500,000		Term Loan - Second Lien, 8.30%, Maturing March 2, 2014	298,750
		Network Solutions, LLC
2,271,497		Term Loan, 5.17%, Maturing March 7, 2014	1,908,058
		Open Solutions, Inc.
5,506,291		Term Loan, 5.15%, Maturing January 23, 2014	4,886,833
		Sensata Technologies Finance Co.
2,401,000		Term Loan, 4.54%, Maturing April 27, 2013	2,098,875
		Spectrum Brands, Inc.
48,479		Term Loan, 4.56%, Maturing March 30, 2013	43,409
949,136		Term Loan, 6.61%, Maturing March 30, 2013	849,873
		VeriFone, Inc.
232,500		Term Loan, 5.55%, Maturing October 31, 2013	223,200
		Vertafore, Inc.
4,888,434		Term Loan, 5.14%, Maturing January 31, 2012	4,570,685
			$46,996,353
Equipment Leasing — 0.3%
		The Hertz Corp.
4,331,242		Term Loan, 4.21%, Maturing December 21, 2012	$3,995,571
785,140		Term Loan, 4.55%, Maturing December 21, 2012	724,291
			$4,719,862

8

Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
1,998,750		Term Loan, 5.06%, Maturing December 16, 2012	$1,935,040
1,000,000		Term Loan - Second Lien, 8.30%, Maturing December 16, 2013	955,000
		Central Garden & Pet Co.
3,680,251		Term Loan, 3.97%, Maturing February 28, 2014	3,266,222
			$6,156,262
Financial Intermediaries — 1.7%
		Citco III, Ltd.
5,261,313		Term Loan, 5.13%, Maturing June 30, 2014	$4,735,182
		E.A. Viner International Co.
251,800		Term Loan, 5.81%, Maturing July 31, 2013	236,692
		Grosvenor Capital Management
1,470,067		Term Loan, 4.55%, Maturing December 5, 2013	1,403,914
		INVESTools, Inc.
1,386,667		Term Loan, 6.06%, Maturing August 13, 2012	1,261,867
		Jupiter Asset Management Group
GBP	1,364,884	Term Loan, 7.90%, Maturing June 30, 2015	2,334,595
		Lender Processing Services, Inc.
2,000,000		Term Loan, 4.96%, Maturing July 2, 2014	2,002,500
		LPL Holdings, Inc.
11,756,163		Term Loan, 4.67%, Maturing December 18, 2014	11,168,355
		Nuveen Investments, Inc.
1,396,500		Term Loan, 5.46%, Maturing November 2, 2014	1,295,254
		Oxford Acquisition III, Ltd.
3,024,903		Term Loan, 4.55%, Maturing May 24, 2014	2,753,418
		RJO Holdings Corp. (RJ O’Brien)
1,513,563		Term Loan, 5.47%, Maturing July 31, 2014	1,021,655
			$28,213,432
Food Products — 3.7%
		Advantage Sales & Marketing, Inc.
6,488,497		Term Loan, 4.56%, Maturing March 29, 2013	$6,085,672
		American Seafoods Group, LLC
1,939,260		Term Loan, 4.55%, Maturing September 30, 2012	1,808,360
		B&G Foods, Inc.
1,130,435		Term Loan, 4.65%, Maturing February 23, 2013	1,090,870
		BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 8.41%, Maturing December 20, 2013	2,796,370
GBP	1,500,000	Term Loan, 8.00%, Maturing December 31, 2013	2,738,595
GBP	1,500,000	Term Loan, 8.91%, Maturing December 20, 2014	2,796,370
		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 7.05%, Maturing December 31, 2013	1,434,130
EUR	961,151	Term Loan, 8.00%, Maturing December 31, 2014	1,378,416
		Dean Foods Co.
12,121,563		Term Loan, 4.30%, Maturing April 2, 2014	11,481,399
		Dole Food Company, Inc.
525,581		Term Loan, 4.79%, Maturing April 12, 2013	485,957
979,749		Term Loan, 4.82%, Maturing April 12, 2013	905,885
3,853,169		Term Loan, 4.86%, Maturing April 12, 2013	3,562,674
		Foodvest Limited
GBP	250,000	Term Loan, 8.19%, Maturing March 16, 2014	490,273
GBP	229,317	Term Loan, 8.69%, Maturing March 16, 2015	449,711
		Pinnacle Foods Finance, LLC
3,000,000		Revolving Loan, 4.63%, Maturing April 2, 2013 (2)	2,625,000
13,092,750		Term Loan, 5.43%, Maturing April 2, 2014	11,990,773
		Reddy Ice Group, Inc.
7,975,000		Term Loan, 4.54%, Maturing August 9, 2012	6,878,437
		Ruby Acquisitions, Ltd.
GBP	883,262	Term Loan, 8.58%, Maturing January 5, 2015	1,460,961
			$60,459,853

9

Food Service — 2.2%
		AFC Enterprises, Inc.
1,060,327		Term Loan, 5.06%, Maturing May 23, 2009	$1,007,310
		Aramark Corp.
658,325		Term Loan, 4.47%, Maturing January 26, 2014	626,889
10,497,113		Term Loan, 4.68%, Maturing January 26, 2014	9,995,855
		Buffets, Inc.
1,311,437		Term Loan, 9.71%, Maturing January 22, 2009	786,862
130,656		Term Loan, 9.71%, Maturing January 22, 2009	78,394
2,253,151		DIP Loan, 11.25%, Maturing January 22, 2009	2,264,417
408,927		Term Loan, 5.40%, Maturing May 1, 2013	178,906
2,727,903		Term Loan, 9.71%, Maturing November 1, 2013	1,193,457
		CBRL Group, Inc.
4,500,996		Term Loan, 4.29%, Maturing April 27, 2013	4,169,048
		JRD Holdings, Inc.
2,082,813		Term Loan, 5.05%, Maturing June 26, 2014	1,957,844
		Maine Beverage Co., LLC
1,814,732		Term Loan, 4.54%, Maturing June 30, 2010	1,742,143
		NPC International, Inc.
1,965,030		Term Loan, 4.49%, Maturing May 3, 2013	1,817,653
		OSI Restaurant Partners, LLC
197,368		Term Loan, 4.85%, Maturing May 9, 2013	165,789
2,322,836		Term Loan, 5.13%, Maturing May 9, 2014	1,951,182
		QCE Finance, LLC
4,221,387		Term Loan, 4.81%, Maturing May 5, 2013	3,605,064
		Sagittarius Restaurants, LLC
1,246,313		Term Loan, 9.50%, Maturing March 29, 2013	981,471
		Selecta
GBP	2,500,000	Term Loan, 8.55%, Maturing June 28, 2015	4,209,412
			$36,731,696
Food/Drug Retailers — 1.9%
		General Nutrition Centers, Inc.
4,549,962		Term Loan, 5.05%, Maturing September 16, 2013	$4,049,466
		Pantry, Inc. (The)
2,733,500		Term Loan, 4.22%, Maturing May 15, 2014	2,460,150
786,917		Term Loan, 4.22%, Maturing May 15, 2014	708,225
		Rite Aid Corp.
12,768,000		Term Loan, 4.22%, Maturing June 1, 2014	11,310,316
2,475,000		Term Loan, 6.00%, Maturing June 4, 2014	2,252,250
		Roundy’s Supermarkets, Inc.
11,290,530		Term Loan, 5.21%, Maturing November 3, 2011	10,853,022
			$31,633,429
Forest Products — 2.1%
		Appleton Papers, Inc.
4,405,500		Term Loan, 4.49%, Maturing June 5, 2014	$4,067,744
		Georgia-Pacific Corp.
16,183,359		Term Loan, 4.45%, Maturing December 20, 2012	15,302,580
9,820,000		Term Loan, 4.47%, Maturing December 20, 2012	9,285,547
		Newpage Corp.
4,129,250		Term Loan, 6.56%, Maturing December 5, 2014	4,091,389
		Xerium Technologies, Inc.
2,927,378		Term Loan, 8.30%, Maturing May 18, 2012	2,583,411
			$35,330,671
Healthcare — 9.8%
		Accellent, Inc.
2,671,648		Term Loan, 5.14%, Maturing November 22, 2012	$2,417,841
		Alliance Imaging, Inc.
1,821,086		Term Loan, 5.30%, Maturing December 29, 2011	1,773,282
		American Medical Systems
3,527,397		Term Loan, 4.94%, Maturing July 20, 2012	3,324,572
		AMN Healthcare, Inc.
945,644		Term Loan, 4.55%, Maturing November 2, 2011	922,003

10

		AMR HoldCo, Inc.
1,790,488		Term Loan, 4.69%, Maturing February 10, 2012	$1,743,488
		Biomet, Inc.
4,441,438		Term Loan, 5.80%, Maturing December 26, 2014	4,368,327
EUR	4,069,250	Term Loan, 7.95%, Maturing December 26, 2014	6,237,939
		Capio AB
EUR	454,102	Term Loan, 6.69%, Maturing April 24, 2015	680,725
EUR	545,898	Term Loan, 6.69%, Maturing April 24, 2015	818,333
EUR	454,102	Term Loan, 6.81%, Maturing April 16, 2016	680,725
EUR	545,898	Term Loan, 6.81%, Maturing April 24, 2016	818,333
		Cardinal Health 409, Inc.
6,014,250		Term Loan, 5.05%, Maturing April 10, 2014	5,277,504
		Carestream Health, Inc.
5,563,841		Term Loan, 4.75%, Maturing April 30, 2013	4,910,090
		Carl Zeiss Vision Holding GmbH
3,700,889		Term Loan, 5.14%, Maturing March 23, 2015	2,676,975
		Community Health Systems, Inc.
849,464		Term Loan, 0.00%, Maturing July 25, 2014 (2)	805,513
16,602,657		Term Loan, 4.85%, Maturing July 25, 2014	15,743,652
		Concentra, Inc.
2,178,000		Term Loan, 5.05%, Maturing June 25, 2014	1,889,415
		ConMed Corp.
1,045,529		Term Loan, 3.96%, Maturing April 13, 2013	1,022,005
		CRC Health Corp.
1,375,500		Term Loan, 5.05%, Maturing February 6, 2013	1,275,776
3,485,185		Term Loan, 5.05%, Maturing February 6, 2013	3,232,510
		Dako (Eqt Project Delphi)
EUR	1,336,866	Term Loan, 7.07%, Maturing June 12, 2015	1,621,745
		DaVita, Inc.
10,807,224		Term Loan, 4.10%, Maturing October 5, 2012	10,425,113
		Gambro Holding AB
1,292,918		Term Loan, 5.22%, Maturing June 5, 2014	1,152,852
1,292,918		Term Loan, 5.72%, Maturing June 5, 2015	1,152,852
		HCA, Inc.
23,470,267		Term Loan, 5.05%, Maturing November 18, 2013	22,102,795
		Health Management Association, Inc.
9,274,524		Term Loan, 4.55%, Maturing February 28, 2014	8,593,431
		HealthSouth Corp.
2,722,582		Term Loan, 5.29%, Maturing March 10, 2013	2,579,159
		Iasis Healthcare, LLC
259,141		Term Loan, 4.46%, Maturing March 14, 2014	242,189
971,781		Term Loan, 4.46%, Maturing March 14, 2014	908,210
2,808,527		Term Loan, 4.46%, Maturing March 14, 2014	2,624,802
		IM U.S. Holdings, LLC
3,885,750		Term Loan, 4.81%, Maturing June 26, 2014	3,672,034
		Invacare Corp.
2,332,800		Term Loan, 4.97%, Maturing February 12, 2013	2,181,168
		inVentiv Health, Inc.
2,155,347		Term Loan, 4.56%, Maturing July 6, 2014	2,019,290
		Leiner Health Products, Inc.
319,417		Term Loan, 8.75%, Maturing May 27, 2011 (5)	303,446
		LifePoint Hospitals, Inc.
6,327,801		Term Loan, 4.27%, Maturing April 15, 2012	6,127,684
		MultiPlan Merger Corp.
1,579,111		Term Loan, 5.00%, Maturing April 12, 2013	1,496,702
1,248,141		Term Loan, 5.00%, Maturing April 12, 2013	1,183,004
		National Mentor Holdings, Inc.
190,400		Term Loan, 4.69%, Maturing June 29, 2013	165,172
3,145,408		Term Loan, 4.81%, Maturing June 29, 2013	2,728,641
		Nyco Holdings
EUR	3,828,603	Term Loan, 7.21%, Maturing December 29, 2014	4,745,261
EUR	3,828,603	Term Loan, 7.96%, Maturing December 29, 2015	4,745,261
		RadNet Management, Inc.
1,625,258		Term Loan, 6.92%, Maturing November 15, 2012	1,552,122

11

		ReAble Therapeutics Finance, LLC
4,513,640		Term Loan, 4.81%, Maturing November 16, 2013	$4,265,390
		Renal Advantage, Inc.
1,037,257		Term Loan, 5.28%, Maturing October 5, 2012	985,394
		Select Medical Holdings Corp.
6,082,186		Term Loan, 4.68%, Maturing February 24, 2012	5,689,885
		Sunrise Medical Holdings, Inc.
1,994,553		Term Loan, 6.84%, Maturing May 13, 2010	1,655,878
		Vanguard Health Holding Co., LLC
5,843,630		Term Loan, 5.05%, Maturing September 23, 2011	5,642,720
		Viant Holdings, Inc.
735,019		Term Loan, 5.05%, Maturing June 25, 2014	632,116
			$161,813,324
Home Furnishings — 1.7%
		Hunter Fan Co.
1,529,093		Term Loan, 5.18%, Maturing April 16, 2014	$1,219,452
		Interline Brands, Inc.
2,769,565		Term Loan, 4.19%, Maturing June 23, 2013	2,631,087
1,913,043		Term Loan, 4.19%, Maturing June 23, 2013	1,817,391
		National Bedding Co., LLC
1,857,981		Term Loan, 4.59%, Maturing August 31, 2011	1,466,257
		Oreck Corp.
1,250,211		Term Loan, 5.61%, Maturing February 2, 2012 (4)	637,607
		Sanitec, Ltd. Oy
EUR	3,000,000	Term Loan, 8.38%, Maturing April 7, 2013	3,685,028
EUR	3,000,000	Term Loan, 8.88%, Maturing April 7, 2014	3,685,028
		Sealy Mattress Co.
3,470,343		Term Loan, 4.30%, Maturing August 25, 2012	3,210,068
		Simmons Co.
8,777,717		Term Loan, 5.53%, Maturing December 19, 2011	8,240,081
2,000,000		Term Loan, 8.20%, Maturing February 15, 2012	1,270,000
			$27,861,999
Industrial Equipment — 2.4%
		CEVA Group PLC U.S.
3,476,724		Term Loan, 5.46%, Maturing January 4, 2014	$3,198,586
413,158		Term Loan, 5.80%, Maturing January 4, 2014	380,105
EUR	262,474	Term Loan, 7.47%, Maturing January 4, 2014	389,459
EUR	445,711	Term Loan, 7.47%, Maturing January 4, 2014	661,345
EUR	547,781	Term Loan, 7.47%, Maturing January 4, 2014	812,797
EUR	435,446	Term Loan, 7.96%, Maturing January 4, 2014	646,114
		EPD Holdings (Goodyear Engineering Products)
457,078		Term Loan, 4.97%, Maturing July 13, 2014	405,657
3,191,508		Term Loan, 5.30%, Maturing July 13, 2014	2,832,463
1,000,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	760,000
		Flowserve Corp.
4,824,370		Term Loan, 4.31%, Maturing August 10, 2012	4,685,670
		Generac Acquisition Corp.
3,744,892		Term Loan, 5.29%, Maturing November 7, 2013	3,014,638
2,000,000		Term Loan - Second Lien, 8.79%, Maturing April 7, 2014	1,406,666
		Gleason Corp.
590,855		Term Loan, 4.52%, Maturing June 30, 2013	561,312
1,748,933		Term Loan, 4.52%, Maturing June 30, 2013	1,661,487
		Jason, Inc.
1,459,567		Term Loan, 4.96%, Maturing April 30, 2010	1,313,610
		John Maneely Co.
5,540,074		Term Loan, 6.04%, Maturing December 8, 2013	5,087,633
		KION Group GmbH
750,000		Term Loan, 4.46%, Maturing December 23, 2014	651,964
750,000		Term Loan, 4.96%, Maturing December 23, 2015	651,964
		Polypore, Inc.
8,415,000		Term Loan, 4.72%, Maturing July 3, 2014	7,910,100
EUR	735,567	Term Loan, 6.73%, Maturing July 3, 2014	1,061,594
		TFS Acquisition Corp.
1,940,437		Term Loan, 6.30%, Maturing August 11, 2013	1,824,011
			$39,917,175

12

Insurance — 1.9%
	Alliant Holdings I, Inc.
5,000,000	Term Loan, 5.18%, Maturing August 21, 2012 (2)	$4,475,000
2,903,063	Term Loan, 5.80%, Maturing August 21, 2014	2,685,333
	CCC Information Services Group, Inc.
1,984,889	Term Loan, 5.06%, Maturing February 10, 2013	1,955,116
	Conseco, Inc.
9,465,370	Term Loan, 4.46%, Maturing October 10, 2013	8,299,946
	Crump Group, Inc.
2,916,235	Term Loan, 5.81%, Maturing August 4, 2014	2,741,261
	Getty Images, Inc.
5,800,000	Term Loan, 7.25%, Maturing July 2, 2015	5,765,565
	Hub International Holdings, Inc.
504,479	Term Loan, 5.30%, Maturing June 13, 2014 (2)	464,430
2,244,485	Term Loan, 5.30%, Maturing June 13, 2014	2,066,302
	U.S.I. Holdings Corp.
2,747,250	Term Loan, 5.56%, Maturing May 4, 2014	2,541,206
		$30,994,159
Leisure Goods/Activities/Movies — 6.3%
	24 Hour Fitness Worldwide, Inc.
1,762,928	Term Loan, 4.97%, Maturing June 8, 2012	$1,665,967
	AMC Entertainment, Inc.
5,064,528	Term Loan, 4.21%, Maturing January 26, 2013	4,775,298
	Bombardier Recreational Products
5,650,633	Term Loan, 5.29%, Maturing June 28, 2013	5,170,329
	Carmike Cinemas, Inc.
2,184,671	Term Loan, 6.31%, Maturing May 19, 2012	2,121,861
2,569,288	Term Loan, 6.47%, Maturing May 19, 2012	2,495,421
	Cedar Fair, L.P.
4,859,180	Term Loan, 4.46%, Maturing August 30, 2012	4,583,149
	Cinemark, Inc.
10,463,625	Term Loan, 4.53%, Maturing October 5, 2013	9,889,999
	Deluxe Entertainment Services
1,902,685	Term Loan, 5.01%, Maturing January 28, 2011	1,698,147
96,457	Term Loan, 5.05%, Maturing January 28, 2011	86,088
180,779	Term Loan, 5.05%, Maturing January 28, 2011	161,345
	DW Funding, LLC
2,052,236	Term Loan, 4.67%, Maturing April 30, 2011	1,949,625
	Easton-Bell Sports, Inc.
1,477,330	Term Loan, 4.39%, Maturing March 16, 2012	1,342,524
	Fender Musical Instruments Corp.
313,317	Term Loan, 5.06%, Maturing June 9, 2014	289,818
620,367	Term Loan, 5.17%, Maturing June 9, 2014	573,839
	Metro-Goldwyn-Mayer Holdings, Inc.
19,962,975	Term Loan, 6.05%, Maturing April 8, 2012	15,521,213
	National CineMedia, LLC
2,700,000	Term Loan, 4.54%, Maturing February 13, 2015	2,456,158
	Regal Cinemas Corp.
12,529,337	Term Loan, 4.30%, Maturing November 10, 2010	11,833,257
	Revolution Studios Distribution Co., LLC
3,961,605	Term Loan, 6.22%, Maturing December 21, 2014	3,684,292
2,825,000	Term Loan, 9.47%, Maturing June 21, 2015	2,387,125
	Six Flags Theme Parks, Inc.
7,203,825	Term Loan, 4.88%, Maturing April 30, 2015	6,179,081
	Southwest Sports Group, LLC
3,725,000	Term Loan, 5.31%, Maturing December 22, 2010	3,278,000
	Universal City Development Partners, Ltd.
6,256,073	Term Loan, 5.69%, Maturing June 9, 2011	6,209,152
	WMG Acquisition Corp.
2,850,000	Revolving Loan, 4.25%, Maturing February 28, 2010 (2)	2,664,750
13,998,779	Term Loan, 4.61%, Maturing February 28, 2011	13,100,520
		$104,116,958

13

Lodging and Casinos — 4.7%
		Ameristar Casinos, Inc.
3,534,375		Term Loan, 5.02%, Maturing November 10, 2012	$3,357,656
		Bally Technologies, Inc.
7,980,715		Term Loan, 6.12%, Maturing September 5, 2009	7,910,884
		Choctaw Resort Development Enterprise
1,336,070		Term Loan, 4.55%, Maturing November 4, 2011	1,262,586
		Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 8.25%, Maturing November 20, 2014	909,976
GBP	500,000	Term Loan, 8.75%, Maturing November 20, 2015	909,976
		Gala Electric Casinos, Ltd.
GBP	2,417,776	Term Loan, 8.44%, Maturing December 12, 2013	4,152,936
GBP	2,418,085	Term Loan, 8.94%, Maturing December 12, 2014	4,153,467
		Green Valley Ranch Gaming, LLC
1,640,710		Term Loan, 4.70%, Maturing February 16, 2014	1,315,303
		Harrah’s Operating Co.
997,500		Term Loan, 5.80%, Maturing January 28, 2015	885,726
		Herbst Gaming, Inc.
2,444,647		Term Loan, 9.75%, Maturing December 2, 2011	1,790,704
4,674,371		Term Loan, 9.75%, Maturing December 2, 2011	3,423,977
		Isle of Capri Casinos, Inc.
4,484,118		Term Loan, 4.55%, Maturing November 30, 2013	3,882,497
1,352,030		Term Loan, 4.55%, Maturing November 30, 2013	1,170,632
1,793,646		Term Loan, 4.55%, Maturing November 30, 2013	1,552,998
		LodgeNet Entertainment Corp.
2,700,500		Term Loan, 4.81%, Maturing April 4, 2014	2,438,889
		New World Gaming Partners, Ltd.
3,337,396		Term Loan, 5.28%, Maturing June 30, 2014	2,882,676
670,833		Term Loan, 5.28%, Maturing June 30, 2014	579,432
		Penn National Gaming, Inc.
17,937,057		Term Loan, 4.47%, Maturing October 3, 2012	17,258,014
		Seminole Tribe of Florida
1,327,719		Term Loan, 4.19%, Maturing March 5, 2014	1,287,057
368,818		Term Loan, 4.25%, Maturing March 5, 2014	357,523
1,262,551		Term Loan, 4.31%, Maturing March 5, 2014	1,223,885
		Venetian Casino Resort/Las Vegas Sands Inc.
2,860,000		Term Loan, 4.56%, Maturing May 14, 2014	2,477,864
11,325,600		Term Loan, 4.56%, Maturing May 23, 2014	9,812,341
		Wimar OpCo, LLC
2,151,576		Term Loan, 8.25%, Maturing January 3, 2012	1,835,563
			$76,832,562
Nonferrous Metals/Minerals — 1.3%
		Alpha Natural Resources, LLC
2,727,563		Term Loan, 4.55%, Maturing October 26, 2012	$2,713,925
		Euramax Europe B.V.
EUR	1,391,082	Term Loan, 9.70%, Maturing June 29, 2012	1,888,279
		Euramax International, Inc.
2,042,016		Term Loan, 8.00%, Maturing June 28, 2012	1,803,100
		Murray Energy Corp.
1,528,650		Term Loan, 5.50%, Maturing January 28, 2010	1,490,434
		Neo Material Technologies, Inc.
1,437,506		Term Loan, 6.50%, Maturing August 31, 2009	1,415,944
		Noranda Aluminum Acquisition
1,219,695		Term Loan, 4.47%, Maturing May 18, 2014	1,149,563
		Novelis, Inc.
1,955,242		Term Loan, 4.81%, Maturing June 28, 2014	1,863,997
4,301,533		Term Loan, 4.81%, Maturing June 28, 2014	4,100,793
		Oxbow Carbon and Mineral Holdings
4,230,388		Term Loan, 4.79%, Maturing May 8, 2014	3,960,701
378,725		Term Loan, 4.80%, Maturing May 8, 2014	354,581
			$20,741,317

14

Oil and Gas — 2.0%
		Atlas Pipeline Partners, L.P.
4,600,000		Term Loan, 4.97%, Maturing July 20, 2014	$4,496,500
		Big West Oil, LLC
1,333,750		Term Loan, 4.46%, Maturing May 1, 2014	1,227,050
1,067,000		Term Loan, 4.46%, Maturing May 1, 2014	981,640
		Dresser, Inc.
4,713,888		Term Loan, 4.97%, Maturing May 4, 2014	4,533,191
		Dynegy Holdings, Inc.
4,382,979		Term Loan, 3.96%, Maturing April 2, 2013	4,084,936
761,269		Term Loan, 3.96%, Maturing April 2, 2013	709,502
		Energy Transfer Equity, L.P.
2,825,000		Term Loan, 4.51%, Maturing February 8, 2012	2,754,669
		Enterprise GP Holdings, L.P.
3,325,000		Term Loan, 4.71%, Maturing October 31, 2014	3,264,734
		Hercules Offshore, Inc.
2,277,000		Term Loan, 4.55%, Maturing July 6, 2013	2,225,767
		Targa Resources, Inc.
3,232,802		Term Loan, 4.65%, Maturing October 31, 2012	3,123,695
1,225,740		Term Loan, 4.68%, Maturing October 31, 2012	1,184,371
		Volnay Acquisition Co.
4,513,500		Term Loan, 4.65%, Maturing January 12, 2014	4,411,946
			$32,998,001
Publishing — 11.5%
		American Media Operations, Inc.
11,753,227		Term Loan, 5.99%, Maturing January 31, 2013	$10,959,884
		Aster Zweite Beteiligungs GmbH
2,475,000		Term Loan, 4.88%, Maturing September 27, 2013	2,079,000
		Black Press US Partnership
646,651		Term Loan, 4.65%, Maturing August 2, 2013	588,453
1,065,073		Term Loan, 4.65%, Maturing August 2, 2013	969,216
		CanWest MediaWorks, Ltd.
2,673,000		Term Loan, 4.65%, Maturing July 10, 2014	2,492,572
		Dex Media West, LLC
6,210,000		Term Loan, 7.00%, Maturing October 24, 2014	5,885,919
		GateHouse Media Operating, Inc.
4,838,043		Term Loan, 4.65%, Maturing August 28, 2014	2,908,874
2,061,957		Term Loan, 4.79%, Maturing August 28, 2014	1,239,751
4,225,000		Term Loan, 4.93%, Maturing August 28, 2014	2,566,687
		Idearc, Inc.
24,521,774		Term Loan, 4.79%, Maturing November 17, 2014	18,360,678
		MediaNews Group, Inc.
2,940,841		Term Loan, 5.25%, Maturing August 25, 2010	2,440,898
2,964,500		Term Loan, 6.25%, Maturing August 2, 2013	2,445,712
		Mediannuaire Holding
EUR	3,100,000	Term Loan, 5.97%, Maturing October 24, 2013	4,219,080
EUR	484,408	Term Loan, 6.72%, Maturing October 10, 2014	602,748
EUR	484,408	Term Loan, 7.22%, Maturing October 10, 2015	602,748
		Merrill Communications, LLC
5,609,241		Term Loan, 4.94%, Maturing February 9, 2009	4,767,855
		Nebraska Book Co., Inc.
3,944,263		Term Loan, 5.13%, Maturing March 4, 2011	3,707,607
		Nelson Education, Ltd.
1,538,375		Term Loan, 5.30%, Maturing July 5, 2014	1,365,308
		Newsday, LLC (NMG Company, LLC)
1,500,000		Term Loan, Maturing August 1, 2013 (3)	1,499,062
		Newspaper Holdings, Inc.
8,925,000		Term Loan, 4.38%, Maturing July 24, 2014	7,363,125
		Nielsen Finance, LLC
18,490,307		Term Loan, 4.73%, Maturing August 9, 2013	17,232,874
		Penton Media, Inc.
1,777,500		Term Loan, 5.04%, Maturing February 1, 2013	1,422,000
		Philadelphia Newspapers, LLC
2,171,434		Term Loan, 9.50%, Maturing June 29, 2013	1,590,576

15

		R.H. Donnelley Corp.
9,104,991		Term Loan, 6.75%, Maturing June 30, 2010	$8,687,682
		Reader’s Digest Association
4,750,000		Revolving Loan, 4.86%, Maturing March 2, 2013 (2)	4,073,125
13,210,113		Term Loan, 4.61%, Maturing March 2, 2014	11,316,668
		Seat Pagine Gialle SpA
EUR	5,419,677	Term Loan, 4.48%, Maturing May 25, 2012	7,544,911
		Source Interlink Companies, Inc.
1,994,962		Term Loan, 5.71%, Maturing August 1, 2014	1,635,869
		Source Media, Inc.
2,026,410		Term Loan, 7.81%, Maturing November 8, 2011	1,894,694
		Springer Science+Business Media
945,117		Term Loan, 5.18%, Maturing May 5, 2011	871,083
1,023,877		Term Loan, 5.55%, Maturing May 5, 2012	943,673
945,117		Term Loan, 5.55%, Maturing May 5, 2012	871,083
		The Star Tribune Co.
1,629,375		Term Loan, 5.05%, Maturing March 5, 2014	835,055
		TL Acquisitions, Inc.
5,657,250		Term Loan, 4.96%, Maturing July 5, 2014	5,012,855
		Trader Media Corp.
GBP	6,321,250	Term Loan, 7.50%, Maturing March 23, 2015	10,217,760
		Tribune Co.
6,887,331		Term Loan, 5.54%, Maturing May 17, 2009	6,673,824
4,469,106		Term Loan, 5.79%, Maturing May 17, 2014	3,072,510
3,953,392		Term Loan, 5.79%, Maturing May 17, 2014	2,839,029
		World Directories Acquisition
EUR	3,510,703	Term Loan, 6.86%, Maturing May 31, 2014	4,499,439
		Xsys US, Inc.
3,764,509		Term Loan, 4.88%, Maturing September 27, 2013	3,162,188
3,877,093		Term Loan, 4.88%, Maturing September 27, 2014	3,256,758
EUR	1,546,742	Term Loan, 6.98%, Maturing September 27, 2014	2,063,375
1,290,100		Term Loan - Second Lien, 7.38%, Maturing September 27, 2015	1,044,981
		YBR Acquisition BV
EUR	750,000	Term Loan, 6.98%, Maturing June 30, 2013	1,115,042
EUR	1,500,000	Term Loan, 6.98%, Maturing June 30, 2013	2,230,085
EUR	750,000	Term Loan, 7.48%, Maturing June 30, 2014	1,115,628
EUR	1,500,000	Term Loan, 7.48%, Maturing June 30, 2014	2,231,255
		Yell Group, PLC
4,850,000		Term Loan, 4.46%, Maturing February 10, 2013	4,249,812
			$188,769,011
Radio and Television — 6.0%
		Block Communications, Inc.
1,801,303		Term Loan, 4.80%, Maturing December 22, 2011	$1,733,754
		Citadel Broadcasting Corp.
11,850,000		Term Loan, 4.27%, Maturing June 12, 2014	9,717,000
		CMP Susquehanna Corp.
4,154,857		Term Loan, 4.49%, Maturing May 5, 2013	3,427,757
		Discovery Communications, Inc.
2,994,588		Term Loan, 4.80%, Maturing April 30, 2014	2,932,450
		Emmis Operating Co.
2,260,114		Term Loan, 4.78%, Maturing November 2, 2013	1,995,963
		Gray Television, Inc.
3,564,162		Term Loan, 4.29%, Maturing January 19, 2015	3,042,903
		LBI Media, Inc.
1,955,000		Term Loan, 3.96%, Maturing March 31, 2012	1,691,075
		NEP II, Inc.
2,147,796		Term Loan, 5.05%, Maturing February 16, 2014	1,949,125
		Nexstar Broadcasting, Inc.
4,272,870		Term Loan, 4.42%, Maturing October 1, 2012	3,898,994
4,514,388		Term Loan, 4.55%, Maturing October 1, 2012	4,119,379
		NextMedia Operating, Inc.
352,123		Term Loan, 6.46%, Maturing November 15, 2012	323,073
792,286		Term Loan, 6.46%, Maturing November 15, 2012	726,922

16

		PanAmSat Corp.
2,464,933		Term Loan, 5.29%, Maturing January 3, 2014	$2,333,471
2,464,190		Term Loan, 5.29%, Maturing January 3, 2014	2,332,767
2,464,190		Term Loan, 5.29%, Maturing January 3, 2014	2,332,767
		Paxson Communications Corp.
8,300,000		Term Loan, 6.04%, Maturing January 15, 2012	6,723,000
		Raycom TV Broadcasting, LLC
7,850,000		Term Loan, 4.00%, Maturing June 25, 2014	7,261,250
		SFX Entertainment
3,824,408		Term Loan, 5.72%, Maturing June 21, 2013	3,594,944
		Spanish Broadcasting System, Inc.
6,143,625		Term Loan, 4.56%, Maturing June 10, 2012	4,822,746
		Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 6.48%, Maturing January 19, 2015	3,710,665
EUR	2,800,000	Term Loan, 7.40%, Maturing January 19, 2016	3,710,665
EUR	1,250,000	Term Loan - Second Lien, 7.73%, Maturing July 19, 2016	1,484,898
		Univision Communications, Inc.
2,003,300		Term Loan - Second Lien, 4.96%, Maturing March 29, 2009	1,921,499
25,150,000		Term Loan, 5.03%, Maturing September 29, 2014	20,650,514
		Young Broadcasting, Inc.
3,525,950		Term Loan, 5.31%, Maturing November 3, 2012	3,085,206
			$99,522,787
Rail Industries — 0.6%
		Kansas City Southern Railway Co.
5,174,000		Term Loan, 4.33%, Maturing April 26, 2013	$5,012,312
		Rail America, Inc.
311,600		Term Loan, 6.79%, Maturing August 14, 2009	311,210
4,813,400		Term Loan, 6.79%, Maturing August 13, 2010	4,807,383
			$10,130,905
Retailers (Except Food and Drug) — 2.5%
		American Achievement Corp.
1,059,227		Term Loan, 5.02%, Maturing March 25, 2011	$1,048,635
		Amscan Holdings, Inc.
1,580,000		Term Loan, 4.98%, Maturing May 25, 2013	1,390,400
		Claire’s Stores, Inc.
1,163,250		Term Loan, 5.45%, Maturing May 24, 2014	804,824
		Cumberland Farms, Inc.
4,154,942		Term Loan, 4.91%, Maturing September 29, 2013	3,947,195
		Harbor Freight Tools USA, Inc.
5,941,826		Term Loan, 4.71%, Maturing July 15, 2010	5,258,516
		Josten’s Corp.
2,392,586		Term Loan, 5.17%, Maturing October 4, 2011	2,338,753
		Mapco Express, Inc.
757,108		Term Loan, 5.50%, Maturing April 28, 2011	711,681
		Neiman Marcus Group, Inc.
2,194,620		Term Loan, 4.42%, Maturing April 5, 2013	2,051,068
		Orbitz Worldwide, Inc.
3,895,563		Term Loan, 5.66%, Maturing July 25, 2014	3,155,406
		Oriental Trading Co., Inc.
1,000,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	725,000
5,642,900		Term Loan, 4.83%, Maturing July 31, 2013	4,655,392
		Rent-A-Center, Inc.
2,613,488		Term Loan, 4.52%, Maturing November 15, 2012	2,469,746
		Rover Acquisition Corp.
2,962,406		Term Loan, 4.98%, Maturing October 26, 2013	2,718,008
		Savers, Inc.
1,032,373		Term Loan, 5.55%, Maturing August 11, 2012	980,754
1,129,364		Term Loan, 5.55%, Maturing August 11, 2012	1,072,896
		The Yankee Candle Company, Inc.
2,331,255		Term Loan, 4.80%, Maturing February 6, 2014	2,109,786
		Vivarte
EUR	2,500,000	Term Loan, 6.47%, Maturing May 29, 2015	2,548,910
EUR	2,500,000	Term Loan, 6.97%, Maturing May 29, 2016	2,548,910
			$40,535,880

17

Steel — 0.1%
		Algoma Acquisition Corp.
	1,826,450	Term Loan, 4.96%, Maturing June 20, 2013	$1,725,995
			$1,725,995
Surface Transport — 0.4%
		Delphi Acquisition Holding, Inc.
	1,000,000	Term Loan, 5.18%, Maturing April 10, 2015	$924,000
	1,000,000	Term Loan, 5.68%, Maturing April 10, 2016	924,000
		Ozburn-Hessey Holding Co., LLC
	1,285,755	Term Loan, 6.16%, Maturing August 9, 2012	1,150,751
		Swift Transportation Co., Inc.
	4,323,256	Term Loan, 6.13%, Maturing May 10, 2014	3,331,609
			$6,330,360
Telecommunications — 3.5%
		Alaska Communications Systems Holdings, Inc.
	5,568,982	Term Loan, 4.55%, Maturing February 1, 2012	$5,260,950
		Alltell Communication
	997,487	Term Loan, 5.56%, Maturing May 16, 2014	986,796
	3,101,563	Term Loan, 5.21%, Maturing May 16, 2015	3,090,419
		Asurion Corp.
	8,525,000	Term Loan, 5.78%, Maturing July 13, 2012	8,041,914
	1,000,000	Term Loan - Second Lien, 9.10%, Maturing January 13, 2013	928,750
		Cellular South, Inc.
	1,143,750	Term Loan, 0.00%, Maturing May 29, 2014 (2)	1,095,141
	3,396,937	Term Loan, 4.32%, Maturing May 29, 2014	3,252,568
		Centennial Cellular Operating Co., LLC
	9,175,000	Term Loan, 4.74%, Maturing February 9, 2011	9,016,731
		CommScope, Inc.
	3,161,122	Term Loan, 5.23%, Maturing November 19, 2014	3,046,532
		FairPoint Communications, Inc.
	2,000,000	Term Loan, 5.75%, Maturing March 31, 2015	1,762,812
		Intelsat Subsidiary Holding Co.
	2,701,259	Term Loan, 5.29%, Maturing July 3, 2013	2,595,910
		IPC Systems, Inc.
	3,564,000	Term Loan, 5.05%, Maturing May 31, 2014	2,717,550
GBP	1,881,000	Term Loan, 8.21%, Maturing May 31, 2014	2,869,076
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,575,000	Term Loan, 7.39%, Maturing December 26, 2014	4,445,362
		NTelos, Inc.
	2,209,224	Term Loan, 5.27%, Maturing August 24, 2011	2,163,659
		Palm, Inc.
	2,307,563	Term Loan, 5.97%, Maturing April 24, 2014	1,522,991
		Stratos Global Corp.
	3,219,500	Term Loan, 5.30%, Maturing February 13, 2012	3,046,452
		Telesat Canada, Inc.
	170,690	Term Loan, 5.67%, Maturing October 22, 2014 (2)	162,942
	1,989,006	Term Loan, 5.77%, Maturing October 22, 2014	1,898,723
			$57,905,278
Utilities — 2.7%
		AEI Finance Holding, LLC
	636,381	Revolving Loan, 5.40%, Maturing March 30, 2012	$585,471
	4,368,296	Term Loan, 5.80%, Maturing March 30, 2014	4,018,832
		BRSP, LLC
	5,233,016	Term Loan, 5.86%, Maturing July 13, 2009	5,076,025
		Calpine Corp.
	2,765,105	DIP Loan, 5.69%, Maturing March 30, 2009	2,600,927
		Covanta Energy Corp.
	999,509	Term Loan, 4.18%, Maturing February 9, 2014	952,657
	2,004,874	Term Loan, 4.24%, Maturing February 9, 2014	1,910,896
		Electricinvest Holding Co.
EUR	595,770	Term Loan, 8.72%, Maturing October 24, 2012	831,947
GBP	600,000	Term Loan, 9.65%, Maturing October 24, 2012	1,059,286

18

		NRG Energy, Inc.
	6,339,388	Term Loan, 4.30%, Maturing June 1, 2014	$6,046,191
	12,940,686	Term Loan, 4.30%, Maturing June 1, 2014	12,342,179
		TXU Texas Competitive Electric Holdings Co., LLC
	2,481,250	Term Loan, 6.24%, Maturing October 10, 2014	2,338,578
	2,481,250	Term Loan, 6.26%, Maturing October 10, 2014	2,330,824
		Vulcan Energy Corp.
	4,072,323	Term Loan, 4.18%, Maturing July 23, 2010	4,062,142
			$44,155,955
Total Senior Floating-Rate Interests (identified cost $2,217,824,016)			$2,030,360,327

Corporate Bonds & Notes — 0.8%

	Principal
	Amount
	(000’s omitted)	Security	Value
Building and Development — 0.5%
		Grohe Holding GMBH, Variable Rate
EUR	6,500	7.838%, 1/15/14	$8,810,537
			$8,810,537
Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	$2,300	5.541%, 10/15/13	$1,814,125
			$1,814,125
Telecommunications — 0.2%
		Qwest Corp., Sr. Notes, Variable Rate
	$3,150	6.026%, 6/15/13	$2,937,375
			$2,937,375
Total Corporate Bonds & Notes (identified cost $13,856,125)			$13,562,037

Asset Backed Securities — 0.2%

	Principal
	Amount
	(000’s omitted)	Security	Value
	$2,988	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 4.826%, 6/15/29 (6) (7)	$2,987,814
	1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.166%, 8/11/16 (6) (7)	722,000
Total Asset Backed Securities (identified cost $3,987,814)			$3,709,814

Common Stocks — 0.0%

	Shares	Security	Value
Automotive — 0.0%
	133,410	Hayes Lemmerz International (8)	$310,845
			$310,845
Commercial Services — 0.0%
	1,242	Environmental Systems Products Holdings, Inc. (4) (8) (9)	$0
			$0
Diversified Manufacturing — 0.0%
	1,782	Gentek, Inc. (8)	$51,429
			$51,429

19

Investment Services — 0.0%
20,048	Safelite Realty Corp. (4) (9)	$0
		$0
Total Common Stocks (identified cost $1,334,100)		$362,274

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
445	Hayes Lemmerz International (8) (9)	$8,326
218	Key Plastics, LLC, Series A (4) (9)	0
		$8,326
Commercial Services — 0.0%
1,242	Environmental Systems Products Holdings, Series A (4) (8) (9)	$75,663
		$75,663
Total Preferred Stocks (identified cost $262,185)		$83,989

Warrants — 0.0%

Shares	Security	Value
Commercial Services — 0.0%
4,437	Citation A14 Expires 4/06/12 (4) (8)	$0
6,545	Citation B18 Expires 4/06/12 (4) (8)	0
		$0
Diversified Manufacturing — 0.0%
1,930	Gentek, Inc., Class B Expires 10/31/08 (8) (9)	$52,110
940	Gentek, Inc., Class C Expires 10/31/10 (8) (9)	24,440
		$76,550
Total Warrants (identified cost $0)		$76,550

Short-Term Investments — 1.8%

Interest
(000’s omitted)	Description	Value
$28,707	Investment in Cash Managment Portfolio, 2.23% (10)	$28,707,477
Total Short-Term Investments (identified cost $28,707,477)		$28,707,477
Total Investments — 126.1% (identified cost $2,265,971,717)		$2,076,862,468
Less Unfunded Loan Commitments — (1.7)%		$(27,284,758)
Net Investments — 124.4% (identified cost $2,238,686,959)		$2,049,577,710
Other Assets, Less Liabilities — (24.4)%		$(402,591,340)
Net Assets— 100.0%		$1,646,986,370

DIP	—	Debtor in Possession
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound Sterling

20

*	In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(6)	Variable rate morgage security. The stated interest rate represents the rate in effect at July 31, 2008.
(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $3,709,814 or 0.2% of the Portfolio’s net assets.

(8)	Non-income producing security.
(9)	Restricted security.
(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $1,000,429.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
8/29/08	Euro	United States Dollar
	142,371,515	221,729,397	$(115,285)
8/29/08	British Pound Sterling	United States Dollar
	40,813,045	80,760,854	64,046
			$(51,239)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$4,000	2.40%	3/20/2012	$10,221
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	3,000	2.15	9/21/2009	40,463
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.20	3/20/2010	17,374
Lehman Brothers, Inc.	Syniverse Technologies Corp.	Sell	2,000	1.85	3/20/2011	(34,690)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	2,000	3.25	6/20/2010	102,279
						$135,647

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

21

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,293,282,414
Gross unrealized appreciation	$14,308,294
Gross unrealized depreciation	(230,728,240)
Net unrealized depreciation	$(216,419,946)

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$0
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	0
			$0	$0
Preferred Stocks
Environmental Systems Products Holdings, Series A	10/24/00	1,242	$21,735	$75,663
Hayes Lemmerz International	6/04/03	445	22,250	$8,326
Key Plastics, LLC, Series A	4/26/01	218	218,200	0
			$262,185	83,989
Warrants
Gentek, Inc., Class B Expires 10/31/08	11/11/03	1,930	$0	$52,110
Gentek, Inc., Class C Expires 10/31/10	11/11/03	940	0	24,440
			$0	$76,550
Total Restricted Securities			$262,185	$160,539

22

Eaton Vance Government Obligations Fund as of July 31, 2008 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2008, the value of the Fund’s investment in the Portfolio was $610,249,562, and the Fund owned approximately 79.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage -Backed Securities — 104.7%

Mortgage Pass-Throughs — 93.8%

	Principal
	Amount
Security	(000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
5.00%, with maturity at 2014	$2,891		$2,923,160
5.50%, with various maturities to 2017	13,659		13,933,339
6.00%, with various maturities to 2026	14,772		15,236,676
6.50%, with various maturities to 2028	28,862		30,057,641
6.87%, with maturity at 2024	324		337,782
7.00%, with various maturities to 2026	29,992		31,420,759
7.09%, with maturity at 2023	1,221		1,292,489
7.25%, with maturity at 2022	1,994		2,124,671
7.31%, with maturity at 2027	528		565,766
7.50%, with various maturities to 2029	22,109		23,534,779
7.63%, with maturity at 2019	851		916,094
7.75%, with maturity at 2018	54		57,578
7.78%, with maturity at 2022	277		299,038
7.85%, with maturity at 2020	656		711,263
8.00%, with various maturities to 2028	21,000		22,696,568
8.13%, with maturity at 2019	1,319		1,439,770
8.15%, with maturity at 2021	448		489,898
8.25%, with various maturities to 2017	205		222,818
8.50%, with various maturities to 2027	9,463		10,353,866
8.75%, with various maturities to 2016	28		29,509
9.00%, with various maturities to 2027	14,422		15,922,458
9.25%, with various maturities to 2017	319		342,018
9.50%, with various maturities to 2026	4,219		4,712,787
9.75%, with various maturities to 2018	25		26,211
11.00%, with maturity at 2015	43		48,077
13.50%, with maturity at 2010	7		7,384
15.00%, with maturity at 2011	0	(1)	552
			$179,702,951
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$1		$781
4.00%, with maturity at 2014	1,069		1,065,624
4.168%, with various maturities to 2026 (2)	4,764		4,762,190
4.245%, with maturity at 2022 (2)	3,252		3,249,685
4.361%, with various maturities to 2035 (2)(3)	44,309		44,236,143
4.376%, with maturity at 2035 (2)	2,837		2,836,916
4.422%, with maturity at 2036 (2)	3,081		3,085,858
4.50%, with various maturities to 2018 (3)	83,679		82,675,396
4.53%, with maturity at 2033 (2)	6,104		6,101,466
4.572%, with maturity at 2036 (2)	1,177		1,184,476
5.00%, with various maturities to 2027	6,727		6,797,051
5.50%, with various maturities to 2034 (2)	89,641		90,885,660
6.00%, with various maturities to 2031	22,036		22,602,123
6.50%, with various maturities to 2029	78,889		82,082,900
6.519%, with maturity at 2025 (4)	499		519,490
7.00%, with various maturities to 2031	38,763		40,794,097
7.25%, with various maturities to 2023	72		75,248
7.50%, with various maturities to 2029	15,112		16,069,183
7.86%, with maturity at 2030 (4)	59		64,216
7.875%, with maturity at 2021	1,225		1,328,659
8.00%, with various maturities to 2027	18,293		19,800,979
8.25%, with various maturities to 2025	557		610,475
8.33%, with maturity at 2020	1,292		1,407,432
8.50%, with various maturities to 2027	6,748		7,362,535
8.636%, with maturity at 2021 (4)	173		186,768
8.75%, with various maturities to 2016	81		82,716

1

9.00%, with various maturities to 2030	$2,308	$2,543,538
9.00%, with maturity at 2010 (4)	33	34,174
9.125%, with maturity at 2011	35	36,285
9.25%, with various maturities to 2016	33	34,027
9.50%, with various maturities to 2030	4,471	4,973,040
9.75%, with maturity at 2019	36	39,325
9.958%, with maturity at 2021 (4)	116	132,914
10.00%, with maturity at 2012	25	26,933
10.021%, with maturity at 2025 (4)	94	104,489
10.066%, with maturity at 2021 (4)	115	131,594
10.219%, with maturity at 2023 (4)	192	218,402
10.221%, with maturity at 2021 (4)	184	208,357
10.284%, with maturity at 2020 (4)	156	173,312
10.706%, with maturity at 2025 (4)	88	99,069
11.00%, with maturity at 2010	4	4,358
11.391%, with maturity at 2019 (4)	174	194,979
11.50%, with maturity at 2012	52	55,832
11.613%, with maturity at 2018 (4)	233	261,206
11.724%, with maturity at 2025 (4)	70	79,582
12.418%, with maturity at 2021 (4)	96	107,915
12.676%, with maturity at 2015 (4)	197	226,761
13.00%, with maturity at 2010	16	16,398
		$449,570,557
Government National Mortgage Assn.:
5.125%, with various maturities to 2027 (2)	$1,006	$1,013,902
6.50%, with maturity at 2024	102	105,636
7.00%, with various maturities to 2025	31,809	33,699,663
7.25%, with maturity at 2022	42	44,262
7.50%, with various maturities to 2025	10,695	11,428,212
8.00%, with various maturities to 2027	19,708	21,403,885
8.25%, with maturity at 2019	222	243,055
8.30%, with maturity at 2020	62	67,549
8.50%, with various maturities to 2018	3,334	3,640,760
9.00%, with various maturities to 2027	10,633	11,942,661
9.50%, with various maturities to 2026	7,837	8,881,864
		$92,471,449
Total Mortgage Pass-Throughs (identified cost $720,514,869)		$721,744,957

Collateralized Mortgage Obligations — 10.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$420	$438,182
Series 1822, Class Z, 6.90%, 3/15/26	2,692	2,790,157
Series 1896, Class Z, 6.00%, 9/15/26	1,405	1,430,049
Series 2075, Class PH, 6.50%, 8/15/28	727	747,708
Series 2091, Class ZC, 6.00%, 11/15/28	3,255	3,306,361
Series 2102, Class Z, 6.00%, 12/15/28	835	844,513
Series 2115, Class K, 6.00%, 1/15/29	4,074	4,152,906
Series 2142, Class Z, 6.50%, 4/15/29	1,519	1,560,905
Series 2245, Class A, 8.00%, 8/15/27	15,296	16,388,022
		$31,658,803
Federal National Mortgage Assn.:
Series G-8, Class E, 9.00%, 4/25/21	$573	$628,708
Series G92-44, Class ZQ, 8.00%, 7/25/22	703	755,187
Series G93-36, Class ZQ, 6.50%, 12/25/23	21,751	22,636,080
Series 1993-16, Class Z, 7.50%, 2/25/23	813	863,941
Series 1993-39, Class Z, 7.50%, 4/25/23	1,992	2,105,089
Series 1993-149, Class M, 7.00%, 8/25/23	1,029	1,076,111
Series 1993-250, Class Z, 7.00%, 12/25/23	588	611,764
Series 1994-42, Class K, 6.50%, 4/25/24	9,033	9,324,130
Series 1994-82, Class Z, 8.00%, 5/25/24	3,428	3,698,165
Series 1997-81, Class PD, 6.35%, 12/18/27	1,231	1,260,469
Series 2000-49, Class A, 8.00%, 3/18/27	1,673	1,813,640

2

Federal National Mortgage Assn. (continued):
Series 2002-1, Class G, 7.00%, 7/25/23	$1,347	$1,408,385
		$46,181,669
Government National Mortgage Assn.,
Series 1998-19, Class ZB, 6.50%, 7/20/28	$1,036	1,066,083
Total Collateralized Mortgage Obligations (identified cost $78,482,300)		$78,906,555

Commercial Mortgage-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-Rock, Class A2FL,
2.82%, with maturity at 2018 (5)(6)	$5,500	$5,484,475
		$5,484,475
Total Commercial Mortgage-Backed Securities (identified cost $5,522,834)		$5,484,475
Total Mortgage-Backed Securities (identified cost $804,520,003)		$806,135,987

U.S. Treasury Obligations — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (7)	$6,000	$7,653,282
Total U.S. Treasury Obligations (identified cost $6,237,125)		$7,653,282

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Managment Portfolio, 2.23% (8)	$4,605	$4,604,583
Total Short-Term Investments (identified cost $4,604,583)		$4,604,583
Total Investments — 106.3% (identified cost $815,361,711)		$818,393,852
Other Assets, Less Liabilities — (6.3)%		$(48,815,266)
Net Assets — 100.0%		$769,578,586

(1)	Less than $1,000.
(2)	Adjustable rate mortgage.
(3)

All or a portion of this security was on loan at July 31, 2008. At July 31, 2008, the value of the securities loaned and the value of the collateral amounted to $52,576,757 and $53,662,900, respectively.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $5,484,475 or 0.7% of the Portfolio’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2008.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $477,337.

3

A summary of financial instruments at July 31, 2008 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/08	925 10 Year U.S. Treasury Note	Long	$104,149,760	$106,216,015	$2,066,255
9/08	300 5 Year U.S. Treasury Note	Long	33,026,831	33,400,781	373,950
					$2,440,205

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$824,173,266
Gross unrealized appreciation	$4,110,775
Gross unrealized depreciation	(9,890,189)
Net unrealized depreciation	$(5,779,414)

4

Eaton Vance High Income Opportunities Fund as of July 31, 2008 (Unaudited)

Eaton Vance High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $492,704,594 and the Fund owned approximately 73.7% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 6.4% (1)

Security	Principal Amount	Value
Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 8.55%, Maturing 7/13/15	$2,560,000	$1,945,600
		$1,945,600
Broadcasting — 1.1%
HIT Entertainment, Inc., Term Loan - Second Lien, 8.29%, Maturing 2/5/13	$9,180,000	$7,619,400
		$7,619,400
Capital Goods — 0.2%
Dresser, Inc., Term Loan - Second Lien, 8.47%, Maturing 5/4/15	$1,080,000	$1,036,800
		$1,036,800
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 4.98%, Maturing 5/25/13	$1,530,625	$1,346,950
		$1,346,950
Gaming — 1.1%
BLB Worldwide Holdings, Term Loan - Second Lien, 7.19%, Maturing 6/30/12	$5,410,000	$1,082,000
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 6.95%, Maturing 5/18/14	1,580,000	1,485,200
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	4,727,953	4,562,475
		$7,129,675
Healthcare — 0.2%
Advanced Medical Optics, Inc., Term Loan, 4.52%, Maturing 4/2/14	$1,382,500	$1,270,172
		$1,270,172
Homebuilders/Real Estate — 0.8%
Realogy Corp., Term Loan, 2.31%, Maturing 9/1/14	$1,455,300	$1,196,984
Realogy Corp., Term Loan, 5.46%, Maturing 9/1/14	5,405,400	4,445,941
		$5,642,925
Services — 1.5%
ADESA, Inc., Term Loan, 5.06%, Maturing 10/18/13	$5,365,800	$4,797,025
Catalina Marketing Corp., Term Loan, 8.78%, Maturing 10/1/08	2,965,000	2,683,325
Neff Rental, Inc., Term Loan - Second Lien, 6.40%, Maturing 5/31/13	1,310,000	830,213
Rental Service Corp., Term Loan - Second Lien, 6.30%, Maturing 11/30/13	1,854,309	1,525,169
		$9,835,732
Super Retail — 0.2%
General Nutrition Centers, Inc., Term Loan, 5.05%, Maturing 9/16/13	$1,835,705	$1,633,778
		$1,633,778
Telecommunications — 0.5%
Level 3 Communications, Inc., Term Loan, 4.94%, Maturing 3/13/14	$3,710,000	$3,376,100
		$3,376,100
Utilities — 0.3%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Maturing 10/10/14 (2)	$2,200,000	$2,073,500
		$2,073,500
Total Senior Floating-Rate Interests (identified cost $53,025,394)		$42,910,632

Corporate Bonds & Notes — 89.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.6%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$1,131,406
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,940	1,925,450
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	1,085	1,006,337
		$4,063,193
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,110	$921,398
		$921,398

1

Automotive & Auto Parts — 3.1%
Allison Transmission, Inc., 11.00%, 11/1/15 (3)	$590	$536,900
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	4,024,475
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,077,300
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,051,650
Ford Motor Credit Co., Sr. Notes, 5.70%, 1/15/10	910	784,213
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	995	747,856
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	5,400	4,600,843
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	155,027
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	6,080	5,129,580
General Motors Acceptance Corp., Variable Rate, 3.926%, 5/15/09	955	845,403
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,519,700
		$20,472,947
Broadcasting — 0.6%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	$1,675	$1,781,781
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13 (3)	2,515	2,307,512
		$4,089,293
Building Materials — 1.8%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$787,837
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,492,800
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13 (3)	3,055	2,749,500
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	4,157,850
PLY GEM Industries, Inc., Sr. Notes, 11.75%, 6/15/13 (3)	3,030	2,727,000
		$11,914,987
Cable/Satellite TV — 2.4%
Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$270	$259,875
CCH I, LLC/CCH I Capital Corp., 11.00%, 10/1/15	2,285	1,730,887
CCH II, LLC/CCH II Capital Corp., 10.25%, 10/1/13	585	517,725
CCH II, LLC/CCH II Capital Corp., 10.25%, 10/1/13 (3)	445	391,600
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	4,873,200
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14 (3)	2,340	2,445,300
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,149,287
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	1,070	960,325
National Cable PLC, 8.75%, 4/15/14	455	426,562
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	1,765	1,641,450
		$16,396,211
Capital Goods — 1.7%
American Railcar Industry, 7.50%, 3/1/14	$1,620	$1,506,600
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,470,725
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (3)	1,720	1,724,300
ESCO Corp., Sr. Notes, Variable Rate, 6.651%, 12/15/13 (3)	1,720	1,625,400
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,020,800
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,809,225
		$11,157,050
Chemicals — 1.8%
CII Carbon, LLC, 11.125%, 11/15/15 (3)	$1,665	$1,631,700
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16 (3)	4,115	2,777,625
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.953%, 11/15/13	2,325	1,976,250
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (3)	5,520	5,478,600
		$11,864,175
Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$4,991,875
		$4,991,875
Containers — 1.4%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,450,225
Pliant Corp. (PIK), 11.625%, 6/15/09	6,438	6,179,983
		$9,630,208
Diversified Financial Services — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/1/15 (3)	$1,795	$1,606,525
E*Trade Financial Corp., 7.875%, 12/1/15	3,295	2,784,275
Nuveen Investments, Inc., 5.00%, 9/15/10	515	459,637
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15 (3)	2,250	2,036,250
		$6,886,687

2

Diversified Media — 2.2%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,136,250
Affinion Group, Inc., 11.50%, 10/15/15	2,490	2,490,000
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	2,760	2,270,100
Nielsen Finance, LLC, 10.00%, 8/1/14	1,985	2,009,812
Nielsen Finance, LLC, 10.00%, 8/1/14 (3)	4,560	4,617,000
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	1,795	1,234,062
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	1,010	802,950
		$14,560,174
Energy — 11.1%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$4,995	$4,770,225
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,361,250
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	2,470,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,494,100
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,138,731
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,804,550
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15 (3)	4,040	4,060,200
OPTI Canada, Inc., 7.875%, 12/15/14	1,915	1,910,212
OPTI Canada, Inc., 8.25%, 12/15/14	2,135	2,161,687
Petrohawk Energy Corp., 7.875%, 6/1/15 (3)	1,525	1,483,062
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,361,000
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,672,050
Petroplus Finance, Ltd., 6.75%, 5/1/14 (3)	200	176,000
Petroplus Finance, Ltd., 7.00%, 5/1/17 (3)	4,055	3,527,850
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,777,700
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,415	2,962,512
Quicksilver Resources, Inc., 8.25%, 8/1/15	290	283,475
Sandridge Energy, Inc. (PIK), 8.625%, 4/1/15 (3)	6,240	6,333,600
Sandridge Energy, Inc., Sr. Notes, 8.00%, 6/1/18 (3)	3,730	3,711,350
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (3) (4)	6,330	886,200
SESI, LLC, 6.875%, 6/1/14	700	654,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,410	5,301,800
United Refining Co., Sr. Notes, 10.50%, 8/15/12	10,420	9,742,700
VeraSun Energy Corp., 9.875%, 12/15/12	1,240	1,060,200
		$74,104,954
Entertainment/Film — 1.1%
AMC Entertainment, Inc., 11.00%, 2/1/16	$6,970	$7,091,975
		$7,091,975
Environmental — 0.8%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,443,900
		$5,443,900
Food & Drug Retail — 0.9%
Rite Aid Corp., 7.50%, 3/1/17	$4,175	$3,402,625
Rite Aid Corp., 10.375%, 7/15/16	3,095	2,886,087
		$6,288,712
Food/Beverage/Tobacco — 2.3%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$6,585	$6,091,125
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	9,161	9,012,134
		$15,103,259
Gaming — 8.8%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (3)	$5,755	$3,366,675
CCM Merger, Inc., 8.00%, 8/1/13 (3)	3,635	2,971,612
Chukchansi EDA, Sr. Notes, Variable Rate, 6.328%, 11/15/12 (3)	595	484,925
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	705	694,823
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15 (3)	9,480	5,071,800
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	1,755	1,702,350
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3) (5)	1,225	888,125
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12 (3)	2,880	2,347,200
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,755	3,494,925
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (3)	1,620	40,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,515	1,773,075
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,014,800

3

Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	$1,060	$895,700
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	4,894,875
Park Place Entertainment, 7.875%, 3/15/10	7,725	6,855,937
Pinnacle Entertainment, Inc., 8.25%, 3/15/12	310	295,275
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,795	2,096,250
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (3)	1,184	1,225,440
San Pasqual Casino, 8.00%, 9/15/13 (3)	1,335	1,221,525
Scientific Games Corp., 7.875%, 6/15/16 (3)	725	706,875
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,325	894,375
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	5,575	2,773,562
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	3,605	3,415,738
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14 (3)	5,895	5,570,775
Wynn Las Vegas, LLC, 6.625%, 12/1/14	3,585	3,262,350
		$58,959,487
Healthcare — 5.1%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,280,125
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,127,300
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15 (3)	2,575	2,645,813
Biomet, Inc., 11.625%, 10/15/17	5,155	5,470,744
HCA, Inc., 7.875%, 2/1/11	344	342,280
HCA, Inc., 9.125%, 11/15/14	1,123	1,159,498
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (3)	5,535	5,451,975
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	4,039,200
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,269,275
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,638,350
US Oncology, Inc., 10.75%, 8/15/14	2,675	2,641,563
		$34,066,123
Homebuilders/Real Estate — 0.3%
Realogy Corp., 10.50%, 4/15/14	$3,045	$1,994,475
Stanley Martin Co., 9.75%, 8/15/15	955	386,775
		$2,381,250
Insurance — 0.2%
Hub International Holdings, Inc., 9.00%, 12/15/14 (3)	$670	$599,650
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 6.551%, 11/15/14 (3)	1,200	966,000
		$1,565,650
Leisure — 1.8%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (3)	$3,274	$1,833,162
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (3)	2,315	1,759,400
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12 (3)	3,985	3,427,100
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.623%, 5/1/10	5,030	4,904,250
		$11,923,912
Lodging and Casinos — 0.3%
Seminole Hard Rock Entertainment, Variable Rate, 5.28%, 3/15/14 (3)	$2,190	$1,784,850
		$1,784,850
Metals/Mining — 2.0%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$4,880	$3,757,600
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	1,035	719,325
FMG Finance PTY, Ltd., 10.625%, 9/1/16 (3)	5,820	6,780,300
FMG Finance PTY, Ltd., Variable Rate, 6.682%, 9/1/11 (3)	2,340	2,351,700
		$13,608,925
Paper — 2.6%
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13	$887	$740,645
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12	2,710	2,391,575
NewPage Corp., 10.00%, 5/1/12	2,390	2,300,375
NewPage Corp., 12.00%, 5/1/13	4,130	3,975,125
NewPage Corp., Variable Rate, 9.123%, 5/1/12	1,655	1,580,525
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	4,180	3,438,050
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12	1,105	980,688
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,170	1,833,650
		$17,240,633

4

Publishing/Printing — 1.7%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$2,120	$1,669,500
Harland Clarke Holdings, 9.50%, 5/15/15	2,220	1,820,400
R.H. Donnelley Corp., 8.875%, 10/15/17	6,570	3,186,450
Reader’s Digest Association, Inc., (The), Sr. Sub. Notes, 9.00%, 2/15/17 (3)	7,230	4,121,100
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17 (3)	695	455,225
		$11,252,675
Railroad — 0.6%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,112,625
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	640,250
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	2,390	2,425,850
		$4,178,725
Restaurants — 1.3%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,250,275
NPC International, Inc., 9.50%, 5/1/14	5,345	4,569,975
		$8,820,250
Services — 7.6%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$5,175	$4,683,375
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	7,650	6,674,625
Hertz Corp., 8.875%, 1/1/14	295	272,138
Hertz Corp., 10.50%, 1/1/16	3,620	3,167,500
Laureate Education, Inc., 10.00%, 8/15/15 (3)	5,915	5,286,531
Laureate Education, Inc., 10.25%, 8/15/15 (3)	6,790	5,720,032
Laureate Education, Inc., 11.75%, 8/15/17 (3)	3,930	3,482,963
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14 (3)	2,575	2,587,875
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,362,800
Neff Corp., Sr. Notes, 10.00%, 6/1/15	750	281,250
Rental Service Corp., 9.50%, 12/1/14	5,610	4,628,250
Ticketmaster, Sr. Notes, 10.75%, 8/1/16 (3)	3,635	3,780,400
Travelport, LLC, 9.875%, 9/1/14	4,355	3,679,975
Travelport, LLC, 11.875%, 9/1/16	537	422,888
West Corp., 9.50%, 10/15/14	4,480	3,875,200
		$50,905,802
Steel — 0.8%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$4,989,875
Ryerson, Inc., Sr. Notes, Variable Rate, 10.248%, 11/1/14 (3)	345	329,475
		$5,319,350
Super Retail — 5.9%
General Nutrition Center, Sr. Notes, Variable Rate, (PIK), 7.199%, 3/15/14	$5,290	$4,522,950
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,576,450
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,629,725
Neiman Marcus Group, Inc., 10.375%, 10/15/15	14,650	14,430,250
Sally Holdings, LLC, 9.25%, 11/15/14	515	504,700
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	4,965	4,803,638
Toys “R” Us, 7.375%, 10/15/18	1,525	1,113,250
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,386	5,465,640
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	2,425	1,406,500
		$39,453,103
Technology — 2.7%
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	$290	$266,438
Avago Technologies Finance, 10.125%, 12/1/13	1,945	2,061,700
Avago Technologies Finance, 11.875%, 12/1/15	2,860	3,060,200
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15 (3)	4,830	4,407,375
First Data Corp., 9.875%, 9/24/15 (3)	1,890	1,675,013
Nortel Networks, Ltd., 10.75%, 7/15/16 (3)	5,490	5,407,650
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	1,349	1,129,788
		$18,008,164
Telecommunications — 7.5%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,289,725
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (3)	10,167	9,404,475
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	3,795	3,889,875
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	6,370	6,640,725
Intelsat Corp., 9.25%, 8/15/14 (3)	3,750	3,721,875

5

Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16 (3)	$4,003	$4,053,038
Intelsat Subsidiary Holdings Co., Ltd., 8.50%, 1/15/13 (3)	4,020	3,999,900
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15 (3)	9,090	8,544,600
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17 (3)	6,060	5,620,650
		$50,164,863
Textiles/Apparel — 2.6%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$131,225
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	685	649,038
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,300	8,974,500
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	5,310,300
Quiksilver, Inc., 6.875%, 4/15/15	2,700	2,133,000
		$17,198,063
Transportation Ex Air/Rail — 0.6%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14 (3)	$3,825	$3,882,375
		$3,882,375
Utilities — 3.1%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,223	$2,372,660
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	570	527,250
Edison Mission Energy, 7.50%, 6/15/13	75	75,750
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17 (3)	6,490	6,717,150
NGC Corp., 7.625%, 10/15/26	3,205	2,692,200
NRG Energy, Inc., 7.25%, 2/1/14	150	146,625
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	358,900
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15 (3)	4,270	4,291,350
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15 (3)	3,335	3,351,675
		$20,533,560
Total Corporate Bonds & Notes (identified cost $655,599,585)		$596,228,758

Common Stocks — 2.6%

Security	Shares	Value
Energy — 0.6%
Petroplus Holdings AG (6)	100,000	$4,059,160
		$4,059,160
Gaming — 0.4%
Fontainebleau Equity Holdings, Class A (7) (8)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc. (6) (7)	4,858	80,157
Trump Entertainment Resorts, Inc. (6)	368,560	571,268
		$2,436,137
Leisure — 0.0%
HRP, Class B (3) (6) (7)	2,375	$24
		$24
Super Retail — 1.2%
GameStop Corp., Class A (6)	176,618	$7,154,795
GNC Acquisition Holdings, Class A (7) (8)	108,818	544,090
		$7,698,885
Telecommunications-Equipment — 0.4%
American Tower Corp., Class A (6)	71,445	$2,993,546
		$2,993,546
Total Common Stocks (identified cost $22,461,955)		$17,187,752

Convertible Bonds — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.7%
L-3 Communications Corp., 3.00%, 8/1/35 (3)	$3,890	$4,473,500
Total Convertible Bonds (identified cost $3,929,855)		$4,473,500

6

Convertible Preferred Stocks — 1.7%

Security	Shares	Value
Energy — 1.1%
Chesapeake Energy Corp., 4.50%	53,543	$6,853,504
Chesapeake Energy Corp., 5.00% (3)	6,292	895,037
		$7,748,541
Telecommunications — 0.6%
Crown Castle International Corp., (PIK), 6.25%	67,777	$3,761,624
		$3,761,624
Total Convertible Preferred Stocks (identified cost $9,034,433)		$11,510,165

Preferred Stocks — 0.4%

Security	Shares/Units	Value
Gaming — 0.4%
Fontainebleau Resorts LLC (PIK) (7) (8)	3,896	$2,481,790
		$2,481,790
Super Retail — 0.0%
GNC Acquisition Holdings (7) (8)	37,182	$185,910
		$185,910
Total Preferred Stocks (identified cost $4,081,970)		$2,667,700

Miscellaneous — 0.2%

Security	Shares	Value
Cable/Satellite TV — 0.2%
Adelphia, Inc., Escrow Certificate (6)	7,585,000	$644,725
Adelphia, Inc., Escrow Certificate (6)	3,555,000	297,731
Adelphia Recovery Trust (6)	10,758,837	484,148
		$1,426,604
Utilities — 0.0%
Mirant Corp., Escrow Certificate (6) (7) (8)	1,440,000	$144
Mirant Corp., Escrow Certificate (6) (7) (8)	3,200,000	320
		$464
Total Miscellaneous (identified cost $9,898,658)		$1,427,068

Warrants — 0.2%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (6) (7)	13,600	$0
		$0
Gaming — 0.2%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (6) (7) (8)	25,351	$1,318,262
		$1,318,262
Total Warrants (identified cost $730,314)		$1,318,262
Total Investments — 101.3% (identified cost $758,762,164)		$677,723,837
Other Assets, Less Liabilities — (1.3)%		$(8,780,015)
Net Assets — 100.0%		$668,943,822

7

PIK	—	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.  Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $211,327,908 or 31.6% of the Portfolio’s net assets.

(4)		Issuer is in default and security is currently not accruing interest.
(5)		Defaulted security.
(6)		Non-income producing security.
(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)		Restricted security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$760,242,390
Gross unrealized appreciation	$13,416,815
Gross unrealized depreciation	(95,935,368)
Net unrealized depreciation	$(82,518,553)

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		185,910
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,784,712
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	3,896	3,896,060		2,481,790
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	1,318,262
Total Restricted Securities			$6,410,772		$6,315,228

(1) Less than $0.50.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In exchange for	Net Unrealized Depreciation
8/29/08	Swiss Franc 4,058,000	United States Dollar 3,869,295	$(3,729)

8

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp., Series C	Sell	$1,525	3.20%	12/20/09	$(8,439)
Citigroup, Inc.	AMD, Inc., Series A	Sell	7,000	6.40	12/20/12	(1,649,412)
	First Data Corp., Series B	Sell	3,050	3.20	12/20/09	(87,367)
	First Data Corp., Series C	Sell	3,050	3.55	12/20/09	(2,834)
	General Motors Corp.	Sell	4,000	5.00	9/20/09	(284,099)
Goldman Sachs Capital Markets L.P.	General Motors Corp.	Sell	1,600	7.25	9/20/10	(422,251)
JPMorgan Chase Bank	AMD, Inc., Series B	Sell	1,500	6.50	12/20/12	(349,794)
	AMD, Inc., Series C	Sell	1,500	6.40	12/20/12	(353,446)
	Ford Motor Corp.	Sell	3,200	8.50	3/20/10	(259,990)
Lehman Brothers, Inc.	Ford Motor Corp.	Sell	2,890	8.00	3/20/10	(384,348)
	Ford Motor Corp., Series C	Sell	10,000	7.20	12/20/09	(825,598)
	Ford Motor Corp., Series C	Sell	5,900	6.10	12/20/08	(117,873)
	Ford Motor Corp., Series D	Sell	2,960	7.20	12/20/09	(356,455)
	General Motors Corp.	Sell	4,800	6.50	9/20/08	(98,736)
	General Motors Corp.	Sell	2,950	5.90	12/20/09	(573,635)
	General Motors Corp., Series D	Sell	2,960	7.00	12/20/09	(541,496)
	Rite Aid Corp., Series A	Sell	1,470	3.90	12/20/08	(19,016)
	Rite Aid Corp., Series B	Sell	2,930	5.60	3/20/09	(29,539)
	Rite Aid Corp., Series C	Sell	1,600	5.60	3/20/09	(16,131)
	Toys “R” Us	Sell	3,000	4.35	12/20/08	3,630
	Toys “R” Us	Sell	1,465	8.90	3/20/13	12,833
Morgan Stanley Capital Services, Inc.	Darden Restaurant	Buy	5,755	1.70	9/20/13	(39,913)
	Intelsat Ltd.	Sell	2,940	3.75	12/20/08	26,196
RBS Greenwich Capital	First Data Corp., Series E	Sell	3,040	3.95	12/20/10	(67,305)
	First Data Corp., Series F	Sell	1,520	3.90	12/20/10	(35,249)
						$(6,480,267)

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

9

Eaton Vance International Equity Fund as of July 31, 2008 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $26,710,903 and the Fund owned approximately 67.4% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

International Equity Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Automobiles — 2.0%
Honda Motor Co., Ltd. ADR	13,100	$419,069
Toyota Motor Corp. ADR	4,500	387,225
		$806,294
Beverages — 4.3%
Diageo PLC ADR	9,700	$682,686
Fomento Economico Mexicano SA de C.V. ADR	19,200	880,512
Heineken Holding N.V.	3,000	128,183
		$1,691,381
Capital Markets — 0.5%
Invesco, Ltd.	9,000	$209,610
		$209,610
Chemicals — 2.7%
Agrium, Inc.	8,100	$712,800
BASF AG ADR	3,000	193,350
The Israel Corp., Ltd. (1)	125	147,941
		$1,054,091
Commercial Banks — 11.6%
Anglo Irish Bank Corp. PLC	9,000	$71,495
Australia and New Zealand Banking Group, Ltd. ADR	15,000	232,500
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	147,280
Banco Santander Central Hispano SA ADR	37,500	718,500
Barclays PLC ADR	9,500	258,400
BNP Paribas SA	1,200	118,329
BOC Hong Kong Holdings, Ltd.	168,000	422,912
DBS Group Holdings, Ltd. ADR	11,600	661,200
Erste Group Bank AG	3,500	223,229
Grupo Financiero Banorte SAB de C.V.	66,000	284,182
Industrial and Commercial Bank of China, Ltd., Class H (1)	496,000	370,882
Kookmin Bank	6,000	340,239
Mitsubishi UFJ Financial Group, Inc.	86,000	757,998
		$4,607,146
Communications Equipment — 0.9%
Nokia Oyj ADR	13,000	$355,160
		$355,160
Computer Peripherals — 0.7%
Lenovo Group, Ltd.	390,000	$271,188
		$271,188
Construction & Engineering — 0.5%
Vinci SA	3,800	$214,907
		$214,907
Diversified Financial Services — 1.5%
ING Groep N.V. ADR	17,900	584,793
		$584,793
Diversified Telecommunication Services — 6.6%
BT Group PLC ADR	7,250	$240,120
France Telecom SA ADR	33,300	1,048,617
Koninklijke KPN N.V.	44,800	780,095
Telefonica SA	20,800	539,849
		$2,608,681
Electric Utilities — 2.8%
E.ON AG ADR	11,000	$693,000
Scottish and Southern Energy PLC	14,500	401,408
		$1,094,408
Electrical Equipment — 1.9%
ABB, Ltd. ADR (1)	28,600	$749,892
		$749,892

1

Energy Equipment & Services — 2.4%
Acergy SA ADR	30,800	$517,132
Fred Olsen Energy ASA	8,000	435,288
		$952,420
Food & Staples Retailing — 0.8%
Controladora Comercial Mexicana SA de C.V., unit	110,000	$328,915
		$328,915
Food Products — 3.1%
Nestle SA ADR	28,000	$1,241,800
		$1,241,800
Gas Utilities — 0.3%
Samchully Co., Ltd.	700	$130,585
		$130,585
Health Care Providers & Services — 0.5%
Bumrungrad Hospital Public Co., Ltd.	170,000	$186,548
		$186,548
Industrial Conglomerates — 2.1%
Keppel Corp., Ltd. ADR	53,000	$840,050
		$840,050
Insurance — 2.9%
Aviva PLC	14,000	$138,842
AXA SA ADR	18,900	555,471
Muenchener Rueckversicherungs-Gesellschaft AG	2,800	464,904
		$1,159,217
Machinery — 3.9%
Atlas Copco AB, Class B	32,000	$449,592
Komatsu, Ltd. ADR	6,700	689,430
SKF AB ADR	11,000	184,250
Vallourec SA	700	208,485
		$1,531,757
Marine — 0.2%
Cosco Corp. Singapore, Ltd.	45,000	$99,421
		$99,421
Metals & Mining — 9.4%
Anglo American PLC ADR	15,263	$435,911
BHP Billiton, Ltd.	13,200	492,019
Companhia Vale do Rio Doce ADR	23,900	625,463
Rio Tinto PLC ADR	3,800	1,586,880
Silver Wheaton Corp. (1)	44,000	570,240
		$3,710,513
Multi-Utilities — 3.0%
National Grid PLC	42,000	$552,768
RWE AG ADR	5,500	646,525
		$1,199,293
Oil, Gas & Consumable Fuels — 10.1%
Addax Petroleum Corp.	8,500	$331,447
ENI SpA ADR	2,300	155,020
Nexen, Inc.	20,900	661,276
Petroleo Brasileiro SA ADR	20,200	925,968
Sibir Energy PLC	16,000	195,343
StatoilHydro ASA ADR	18,991	614,929
Total SA ADR	14,700	1,124,550
		$4,008,533
Pharmaceuticals — 4.8%
AstraZeneca PLC ADR	8,700	$422,385
Novartis AG ADR	14,300	848,705
Roche Holdings, Ltd. ADR	5,200	468,520
Shionogi & Co., Ltd.	9,000	175,936
		$1,915,546

2

Real Estate Management & Development — 0.8%
Sun Hung Kai Properties, Ltd. ADR	22,000	$333,960
		$333,960
Semiconductors & Semiconductor Equipment — 0.2%
Himax Technologies, Inc. ADR	18,426	$70,019
		$70,019
Software — 3.3%
Nintendo Co., Ltd.	2,700	$1,307,578
		$1,307,578
Tobacco — 2.4%
British American Tobacco PLC ADR	13,000	$939,770
		$939,770
Trading Companies & Distributors — 3.9%
Mitsubishi Corp. ADR	17,800	$1,079,748
Mitsui & Co., Ltd.	22,000	450,522
		$1,530,270
Water Utilities — 0.5%
Manila Water Co., Inc.	474,500	$182,205
		$182,205
Wireless Telecommunication Services — 5.3%
Bouygues SA	2,200	$142,262
China Mobile, Ltd. ADR	6,800	454,580
Philippine Long Distance Telephone Co. ADR	8,000	454,800
Turkcell Iletisim Hizmetleri AS ADR	40,400	779,720
Vodafone Group PLC ADR	9,500	254,885
		$2,086,247
Total Common Stocks (identified cost $37,572,143)		$38,002,198

Short-Term Investments — 5.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (2)	$1,994	$1,994,273
Total Short-Term Investments (identified cost $1,994,273)		$1,994,273
Total Investments — 100.9% (identified cost $39,566,416)		$39,996,471
Other Assets, Less Liabilities — (0.9)%		$(350,084)
Net Assets — 100.0%		$39,646,387

ADR	—	American Depository Receipt

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $38,632.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	14.9%	$5,914,055
Japan	13.3	5,267,506
France	8.6	3,412,621
Switzerland	8.3	3,308,917
Canada	5.7	2,275,763
Germany	5.0	1,997,779
United States	5.0	1,994,273
Singapore	4.0	1,600,671
Norway	4.0	1,567,349
Brazil	3.9	1,551,431
Mexico	3.8	1,493,609
Netherlands	3.8	1,493,071
Spain	3.5	1,405,629
China	2.8	1,096,650
Turkey	2.0	779,720
Hong Kong	1.9	756,872
Australia	1.8	724,519
Philippines	1.6	637,005
Sweden	1.6	633,842
Republic of Korea	1.2	470,824
Finland	0.9	355,160
Austria	0.6	223,229
Bermuda	0.5	209,610
Russia	0.5	195,343
Thailand	0.5	186,548
Italy	0.4	155,020
Israel	0.4	147,941
Ireland	0.2	71,495
Taiwan	0.2	70,019
Total Investments	100.9%	$39,996,471

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,572,993
Gross unrealized appreciation	$2,841,086
Gross unrealized depreciation	(2,417,608)
Net unrealized appreciation	$423,478

4

Eaton Vance International Income Fund as of July 31, 2008 (Unaudited)

Eaton Vance International Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $6,083,832 and the Fund owned approximately 16.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 60.5%

Security	Principal Amount		U.S. $ Value
Australia — 0.3%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$100,161
Total Australia (identified cost $94,651)			$100,161
Belgium — 4.3%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$425,497
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	322,336
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	324,095
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	482,209
Total Belgium (identified cost $1,419,114)			$1,554,137
Brazil — 1.2%
Letra Tesouro Nacional, 0.00%, 1/1/09	BRL	460,000	$277,812
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	239,362	141,464
Total Brazil (identified cost $394,283)			$419,276
Canada — 2.4%
Canada Government, 3.60%, 6/15/13	CAD	881,000	$855,572
Total Canada (identified cost $877,023)			$855,572
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.63%, 7/13/16 (2)	CRC	4,151,396	$4,488
Titulo Propiedad Ud, 1.00%, 1/12/22 (3)	CRC	35,977,344	39,659
Total Costa Rica (identified cost $45,833)			$44,147
Czech Republic — 4.0%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,447,260
Total Czech Republic (identified cost $1,509,271)			$1,447,260
Denmark — 2.1%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$43,208
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	200,892
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	200,076
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	312,209
Total Denmark (identified cost $666,830)			$756,385
France — 16.1%
Government of France, 3.75%, 4/25/17	EUR	420,000	$620,700
Government of France, 4.00%, 4/25/09	EUR	1,055,000	1,639,619
Government of France, 4.00%, 10/25/13	EUR	905,000	1,386,887
Government of France, 4.00%, 4/25/14	EUR	570,000	871,862
Government of France, 5.50%, 4/25/29	EUR	745,000	1,268,370
Total France (identified cost $5,247,021)			$5,787,438
Germany — 14.0%
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	$1,987,893
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,096,000	1,673,362
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,368,572
Total Germany (identified cost $4,335,457)			$5,029,827

1

Ghana — 0.3%
Ghanaian Government Bond, 13.69%, 3/15/10	GHS	140,000	$113,974
Total Ghana (identified cost $145,580)			$113,974
Iceland — 1.1%
Republic of Iceland, 8.50%, 12/12/08	ISK	31,712,000	$396,064
Total Iceland (identified cost $413,087)			$396,064
Netherlands — 4.3%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$362,529
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	518,330
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	321,206
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	338,219
Total Netherlands (identified cost $1,405,406)			$1,540,284
Nigeria — 0.3%
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	6,343,000	$55,500
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	6,841,000	53,947
Total Nigeria (identified cost $107,862)			$109,447
Peru — 0.3%
Republic of Peru, 12.25%, 8/10/11	PEN	243,000	$100,646
Total Peru (identified cost $106,109)			$100,646
Sri Lanka — 0.1%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	4,100,000	$37,532
Total Sri Lanka (identified cost $37,437)			$37,532
Sweden — 2.9%
Swedish Government, 3.75%, 8/12/17	SEK	5,510,000	$878,549
Swedish Government, 5.00%, 1/28/09	SEK	470,000	77,851
Swedish Government, 6.75%, 5/5/14	SEK	395,000	73,149
Total Sweden (identified cost $934,170)			$1,029,549
United Kingdom — 6.7%
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP	342,000	$677,033
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP	285,000	557,596
United Kingdom Treasury Bond, 5.00%, 3/7/12	GBP	321,000	640,761
United Kingdom Treasury Bond, 5.00%, 9/7/14	GBP	266,000	534,327
Total United Kingdom (identified cost $2,463,723)			$2,409,717
Total Foreign Government Bonds (identified cost $20,202,857)			$21,731,416

Mortgage-Backed Securities — 22.9%

Collateralized Mortgage Obligations — 5.6%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29	883,455	$902,587
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21	1,044,117	1,108,673
Total Collateralized Mortgage Obligations (identified cost $2,012,619)		$2,011,260
Mortgage Pass-Throughs — 17.3%
Federal National Mortgage Association:
6.00% with maturity at 2019	457,728	$467,075
6.50% with maturity at 2017	1,133,828	1,177,477
		$1,644,552

2

Government National Mortgage Association:
8.00% with maturity at 2016	2,081,671	$2,208,829
9.00% with various maturities to 2024 (4)	2,120,760	2,367,307
		$4,576,136
Total Mortgage Pass-Throughs (identified cost $6,149,720)		$6,220,688
Total Mortgage-Backed Securities (identified cost $8,162,339)		$8,231,948

Currency Options Purchased — 0.9%

	Principal Amount of		Strike	Expiration	U.S. $
Description	Contracts (000’s omitted)		Price	Date	Value
Japanese Yen Put Option	JPY	1,058,706	106.94	4/3/09	$286,507
South Korean Won Call Option	KRW	452,600	905.2	7/28/09	864
South Korean Won Put Option	KRW	452,600	905.2	7/28/09	49,994
Total Currency Options Purchased (identified cost $170,133)					$337,365

Short-Term Investments — 16.2%

Foreign Government Securities — 10.8%

Security	Principal Amount		U.S. $ Value
Egypt — 6.4%
Egyptian Treasury Bill, 0.00%, 8/5/08	EGP	3,225,000	$606,926
Egyptian Treasury Bill, 0.00%, 8/19/08	EGP	775,000	145,547
Egyptian Treasury Bill, 0.00%, 9/2/08	EGP	1,425,000	266,834
Egyptian Treasury Bill, 0.00%, 9/9/08	EGP	2,425,000	453,026
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	2,950,000	548,670
Egyptian Treasury Bill, 0.00%, 10/7/08	EGP	375,000	69,633
Egyptian Treasury Bill, 0.00%, 10/21/08	EGP	50,000	9,214
Egyptian Treasury Bill, 0.00%, 10/28/08	EGP	1,100,000	202,299
Total Egypt (identified cost $2,292,374)			$2,302,149
Georgia — 1.3%
Bank of Georgia Group, 6.75%, 9/22/08 (5)	GEL	123,464	$87,669
Bank of Georgia Group, 7.50%, 8/29/08 (5)	GEL	147,063	104,426
Bank of Georgia Group, 8.25%, 10/10/08 (5)	GEL	217,650	154,548
Bank of Georgia Group, 8.75%, 12/26/08 (5)	GEL	150,492	106,861
Total Georgia (identified cost $446,102)			$453,504
Kazakhstan — 1.5%
Kazakhstan Treasury Note, Series 28, 0.00%, 8/15/08	KZT	64,780,000	$537,860
Total Kazakhstan (identified cost $537,815)			$537,860
Nigeria — 0.1%
Nigeria Treasury Bill, 0.00%, 7/2/09	NGN	650,000	$5,075
Total Nigeria (identified cost $5,065)			$5,075
Peru — 1.6%
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	600,000	$209,809
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	300,000	104,392
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	69,321
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	600,000	206,940
Total Peru (identified cost $562,191)			$590,461
Total Foreign Government Securities (identified cost $3,843,547)			$3,889,050

3

Other Securities — 5.4%

	Interest/Principal Amount
Description	(000’s omitted)	U.S. $ Value
Investment in Cash Managment Portfolio, 2.23% (6)	$1,920	$1,920,004
State Street Bank and Trust Time Deposit, 1.25%, 8/1/2008	13	12,900
Total Other Securities (identified cost $1,932,904)		$1,932,904
Total Short-Term Investments (identified cost $5,776,451)		$5,821,954
Total Investments — 100.5% (identified cost $34,311,955)		$36,122,683

Currency Options Written — 0.0%

Description	Principal Amounts of Contracts (000’s omitted)		Strike Price	Expiration Date	U.S. $ Value
Japanese Yen Call Option	JPY	1,099,073	79.07	4/3/09	$(14,750)
Total Currency Options Written (premiums received $117,803)					$(14,750)
Other Assets, Less Liabilities — (0.5)%					$(177,047)
Net Assets — 100.0%					$35,930,886

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CRC	—	Costa Rican Colon
DKK	—	Danish Krone
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound Sterling
GEL	—	Georgian Lari
GHS	—	Ghanaian Cedi
ISK	—	Icelandic Krona
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakh Tenge
LKR	—	Sri Lanka Rupee
NGN	—	Nigerian Naira
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
(1)

Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and the current face is BRL 239,362.

(2)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and the current face is CRC 4,151,396.

(3)

Bond pays a 1.6% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and the current face is CRC 35,977,344.

(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $48,768.

4

A summary of financial instruments at July 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/08	3 Canadian 10 Year Treasury Bond	Long	$343,891	$347,287	$3,396
9/08	4 Euro-Bund	Long	700,446	702,175	1,729
9/08	12 U.K. Gilt	Long	2,516,900	2,552,033	35,133
9/08	3 FTSE/JSE Top 40	Short	(122,622)	(106,375)	16,247
					$56,505

Descriptions of the underlying instruments to Futures Contracts:

•

Canadian 10 Year Treasury Bond: Canadian Government Bonds (CGB) having a maximum original maturity of 10 3/4 years and having a remaining maturity between 8 – 10.5 years as of the first day of the delivery month.

•	Euro-Bund: Long-term notional debt securities issued by the German Federal Government with a term of 8.5 – 10.5 years.
•	U.K. Gilt: Gilt issues having a maturity of 8 3/4 to 13 years from the first calendar day of the delivery month.
•	FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/05/08	Euro	United States Dollar
	47,703	74,747	$322

8/28/08	Euro	United States Dollar
	50,000	78,198	283

12/12/08	Icelandic Krona	United States Dollar
	27,995,543	358,192	13,490

8/19/08	Indonesian Rupiah	United States Dollar
	905,500,000	99,195	(104)

8/28/08	New Zealand Dollar	United States Dollar
	225,000	166,050	1,952

11/06/08	Peruvian Sol	United States Dollar
	300,000	101,902	(4,523)

11/10/08	Peruvian Sol	United States Dollar
	300,000	101,850	(4,570)

12/11/08	Peruvian Sol	United States Dollar
	300,000	101,902	(4,478)

2/09/09	Peruvian Sol	United States Dollar
	600,000	203,115	(9,488)

8/05/08	South African Rand	United States Dollar
	4,741,457	626,514	(22,497)

8/07/08	South African Rand	United States Dollar
	668,500	88,362	(3,095)

11/03/08	Sri Lanka Rupee	United States Dollar
	4,335,750	38,684	(672)

8/18/2008	Swedish Krona	Euro
	4,578,162	482,745	(3,245)
			$(36,625)

5

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/29/08	British Pound Sterling	United States Dollar
	102,339	202,265	$82

8/11/08	Colombian Peso	United States Dollar
	273,125,859	159,443	(7,724)

8/29/08	Euro	United States Dollar
	469,311	731,915	(629)

8/07/08	Hungarian Forint	Euro
	64,492,000	280,644	(5,314)

8/12/08	Icelandic Krona	Euro
	39,584,687	318,846	1,713

8/19/08	Indonesian Rupiah	United States Dollar
	5,650,000,000	616,543	3,046

8/05/08	Japanese Yen	United States Dollar
	674,850,000	6,396,682	(152,632)

8/22/08	Japanese Yen	United States Dollar
	791,114,260	7,494,451	(167,621)

8/15/08	Kazakh Tenge	United States Dollar
	281,867	2,344	0

9/29/08	Kenyan Shilling	United States Dollar
	2,435,000	37,176	(1,014)

8/07/08	Malaysian Ringgit	United States Dollar
	575,000	175,992	602

8/14/08	Malaysian Ringgit	United States Dollar
	390,000	120,311	(539)

8/21/08	Malaysian Ringgit	United States Dollar
	752,000	232,983	(2,048)

9/15/08	Mauritian Rupee	United States Dollar
	800,000	29,660	179

10/03/08	Mauritian Rupee	United States Dollar
	5,225,000	191,603	2,936

8/11/08	Mexican Peso	United States Dollar
	908,500	88,186	2,270

8/04/08	New Turkish Lira	United States Dollar
	170,600	135,612	12,015

8/07/08	New Turkish Lira	United States Dollar
	247,000	204,301	9,185

8/14/08	Polish Zloty	Euro
	2,531,130	788,760	(740)

8/25/08	Polish Zloty	Euro
	25,000	7,665	183

8/28/08	Russian Ruble	United States Dollar
	4,078,100	174,285	(375)

8/14/08	Serbian Dinar	Euro
	6,336,000	80,000	3,450

8/21/08	Serbian Dinar	Euro
	6,900,000	87,358	3,189

8/25/08	Serbian Dinar	Euro
	6,500,000	82,749	2,189

9/04/08	Serbian Dinar	Euro
	6,320,000	81,940	(438)

9/09/08	Zambian Kwacha	United States Dollar
	165,390,000	48,889	(2,225)
			$(300,260)

6

At July 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $15,548 and a payable of $1,912.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	BRL	1,207	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	$(7,747)
							$(7,747)

BRL — Brazilian Real

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Capital Services, Inc.	Turkey (Republic of)	Buy	$540	2.12%	1/20/13	$5,921
Barclays Capital Services, Inc.	Iceland (Republic of)	Sell	100	1.88	3/20/18	(6,638)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	843	1.45	7/20/12	24,269
Lehman Brothers, Inc.	CDX.EM.9 Index*	Buy	1,100	2.65	6/30/13	(10,623)
J.P. Morgan Chase, N.A.	Greece	Buy	4,000	0.13	9/20/17	140,649
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.70	3/20/18	(7,847)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	300	1.75	3/20/18	(22,533)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.90	3/20/18	(6,504)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	2.10	3/20/23	(5,508)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	2.45	3/20/23	(2,523)
						$108,663

* CDX.EM.9 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Depreciation
Citibank Global Markets	$86,000	10/30/08	3-month USD-LIBOR-BBA+100bp	Total Return on Citigroup Global Markets Azerbaijan T-Bill Index	$(541)
J.P. Morgan Chase Bank	173,125	7/23/09	1-month USD-LIBOR-BBA+50bp	Total Return on J.P. Morgan Abu Dhabi Index	(5)
					$(546)

Written call option activity for the fiscal year to date period ended July 31, 2008 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	—		—
Options written	JPY	1,099,073	$117,803
Outstanding, end of period	JPY	1,099,073	$117,803

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,360,755
Gross unrealized appreciation	$2,407,004
Gross unrealized depreciation	(285,076)
Net unrealized appreciation	$1,761,928

7

Eaton Vance Low Duration Fund as of July 31, 2008 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2008, the Fund owned approximately 65.9% of Investment Portfolio’s outstanding interests, approximately 0.2% of Floating Rate Portfolio’s outstanding interests and approximately 1.8% of Government Obligation Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2008 is set forth below.

Investment	Value	% of Net Assets
Investment Portfolio (identified cost $71,261,985)	$70,952,681	75.3%
Floating Rate Portfolio (identified cost $9,371,895)	$9,253,611	9.8%
Government Obligations Portfolio (identified cost $14,055,300)	$14,176,306	15.0%

Total Investments — 100.1% (identified cost $94,689,180)	$94,382,598	100.1%

Other Assets, Less Liabilities	$(182,893)	(0.1)%

Net Assets — 100.0%	$94,199,705	100.0%

The Investment Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio at July 31, 2008 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Investment Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 96.6%

Mortgage Pass-Throughs — 87.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
4.361%, with various maturities to 2037 (1)	$937	$934,717
4.64%, with maturity at 2030 (1)	1,537	1,533,069
5.00%, with maturity at 2014	2,891	2,923,159
5.50%, with various maturities to 2017	2,525	2,575,087
6.00%, with various maturities to 2016	9,718	10,012,559
6.029%, with maturity at 2022 (1)	811	815,247
6.50%, with maturity at 2019	569	591,819
7.50%, with maturity at 2017	454	476,786
8.00%, with various maturities to 2025	873	944,806
9.25%, with maturity at 2017	12	12,498
		$20,819,747
Federal National Mortgage Association:
4.168%, with maturity at 2027 (1)	$1,513	$1,512,454
4.361%, with various maturities to 2035 (1)	2,047	2,044,128
4.422%, with maturity at 2036 (1)	1,027	1,028,619
4.50%, with various maturities to 2018	24,983	24,728,721
4.572%, with maturity at 2036 (1)	1,128	1,134,930
5.00%, with various maturities to 2018	4,426	4,461,365
5.201%, with maturity at 2018 (1)	58	57,425
5.317%, with maturity at 2018 (1)	161	160,328
5.50%, with various maturities to 2034 (1)	18,734	19,011,756
6.00%, with various maturities to 2031	6,393	6,568,986
6.321%, with maturity at 2032 (1)	1,094	1,121,188
6.50%, with various maturities to 2019	4,032	4,187,180
7.00%, with various maturities to 2016	1,305	1,354,613
8.00%, with maturity at 2023	307	333,225
9.00%, with maturity at 2011	120	121,943
9.50%, with various maturities to 2022	1,515	1,669,065
9.583%, with maturity at 2018 (2)	822	918,477
		$70,414,403
Government National Mortgage Association:
5.125%, with various maturities to 2027 (1)	$1,580	$1,592,069
8.25%, with maturity at 2020	499	546,468
9.00%, with maturity at 2017	639	706,665
		$2,845,202
Total Mortgage Pass-Throughs (identified cost $94,390,414)		$94,079,352

Collateralized Mortgage Obligations — 6.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:	$174	$172,367
Series 1395, Class F, 3.568%, 10/15/22 (3)
		$172,367
Federal National Mortgage Association:
Series G93-17, Class FA, 3.469%, 4/25/23 (3)	$360	$362,022
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,666	1,733,901
Series G97-4, Class FA, 3.269%, 6/17/27 (3)	320	319,811
Series 1993-140, Class J, 6.65%, 6/25/13	600	605,190
Series 1993-203, Class Pl, 6.50%, 10/25/23	2,269	2,334,177
Series 1993-250, Class Z, 7.00%, 12/25/23	700	728,290
Series 2001-4, Class GA, 10.191%, 4/17/25 (3)	475	528,862
		$6,612,253
Total Collateralized Mortgage Obligations (identified cost $6,819,681)		$6,784,620

1

Commercial Mortgage-Backed Securities — 3.0%

	Principal
	Amount
Security	(000’s omitted)	Value
GS Mortgage Securities Corp. II:
Series 2001-LIB, Class A2, 6.615%, due 2016 (4)	$1,000	$1,060,444
Series 2001-ROCK, Class A2FL, 2.821%, due 2018 (3) (4)	2,000	1,994,355
		$3,054,799
JP Morgan Chase Commerial Mortgage Securities:
Series 2004-PNC1, Class A1, 2.802%, due 2041	$164	$163,388
		$163,388
Total Commercial Mortgage-Backed Securities (identified cost $3,214,531)		$3,218,187
Total Mortgage-Backed Securities (identified cost $104,424,626)		$104,082,159

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Managment Portfolio, 2.23% (5)	$3,235	$3,235,010
Total Short-Term Investments (identified cost $3,235,010)		$3,235,010
Total Investments — 99.6% (identified cost $107,659,636)		$107,317,169
Other Assets, Less Liabilities — 0.4%		$422,000
Net Assets — 100.0%		$107,739,169

(1)	Adjustable rate mortgage.
(2)	Weighted average fixed-rate coupon that changes/updates monthly.
(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $3,054,799 or 2.8% of the Portfolio’s net assets.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $207,652.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,896,165
Gross unrealized appreciation	$304,236
Gross unrealized depreciation	(883,232)
Net unrealized depreciation	$(578,996)

2

Eaton Vance Strategic Income Fund as of July 31, 2008 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  In so doing, the Fund invests primarily (over 50% of net assets) in Global Macro Portfolio.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At July 31, 2008, the Fund owned 83.7% of Emerging Markets Local Income Portfolio’s outstanding interests, 10.9% of Floating Rate Portfolio’s outstanding interests, 81.1% of Global Macro Portfolio’s outstanding interests, 0.9% of High Income Opportunities Portfolio’s outstanding interests, 71.3% of International Income Portfolio’s outstanding interests, and 29.5% of Investment Portfolio’s outstanding interests.  The Fund’s Portfolio of Investments at July 31, 2008 is set forth below followed by the Portfolio of Investments of Global Macro Portfolio.

Investment in Affiliated Portfolios

Security	Value	% of Net Assets
Emerging Markets Local Income Portfolio (identified cost $59,578,715)	$62,502,250	4.4%
Floating Rate Portfolio (identified cost $493,932,726)	$469,139,329	33.1%
Global Macro Portfolio (identified cost $722,962,055)	$721,971,643	50.9%
High Income Opportunities Portfolio (identified cost $5,698,672)	$6,138,123	0.4%
International Income Portfolio (identified cost $23,887,936)	$25,631,558	1.8%
Investment Portfolio (identified cost $31,872,421)	$31,833,770	2.2%

Total Investment in Affiliated Portfolios (identified cost $1,337,932,525)	$1,317,216,673	92.8%

Mortgage Pass-Throughs

Security	Principal Amount	Value	% of Net Assets
Federal Home Loan Mortgage Corp.:
7.00%, 3/1/24	$10,923,121	$11,573,243	0.8%
8.00%, 4/17/26	5,042,828	5,457,802	0.4%
4.54%, 6/1/30	1,536,678	1,533,069	0.1%
6.50%, 9/1/30	11,793,875	12,263,471	0.9%

Federal National Mortgage Association:
5.00%, 12/1/17	$1,553,813	$1,553,375	0.1%
5.00%, 1/1/18	2,546,513	2,545,797	0.2%
5.00%, 1/1/18	1,349,851	1,349,472	0.1%
5.00%, 2/1/18	1,578,241	1,577,796	0.1%
5.00%, 2/1/18	1,523,799	1,523,370	0.1%
9.50%, 12/1/20	5,518,735	6,254,012	0.4%
7.00%, 8/1/23	10,258,732	10,846,711	0.8%

Government National Mortgage Association:
7.50%, 12/15/22	$2,973,115	$3,201,739	0.2%
7.50%, 12/15/22	2,753,786	2,963,057	0.2%
Total Mortgage Pass-Throughs (identified cost $63,006,013)		$62,642,914	4.4%

U.S. Treasury Obligations

Security	Principal Amount	Value	% of Net Assets
U.S. Treasury Notes, 4.875%, 6/30/12	$2,000,000	$2,132,814	0.2%
Total U.S. Treasury Obligations (identified cost $2,035,625)		$2,132,814	0.2%

Short-Term Investments

Security	Principal Amount	Value	% of Net Assets
BNP Paribas Time Deposit, 2.125%, 8/1/08	$51,736,101	51,736,101	3.6%
Total Short-Term Investments (identified cost $51,736,101)		$51,736,101	3.6%
Total Investments (identified cost $1,454,710,264)		$1,433,728,502	101.0%
Other Assets, Less Liabilities		$(14,510,325)	(1.00)%
Net Assets		$1,419,218,177	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Global Macro Fund as of July 31, 2008 (Unaudited)

Eaton Vance Global Macro Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $33,106,233 and the Fund owned approximately 3.7% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 9.2%

Security	Principal		U.S. $ Value
Brazil — 2.5%
Letra Tesouro Nacional, 0.00%, 1/1/09	BRL	25,587,000	$15,452,976
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	11,047,292	6,392,319
Total Brazil (identified cost $20,649,824)			$21,845,295
Costa Rica — 0.3%
Titulo Propiedad Ud, 1.63%, 7/13/16 (3)	CRC	238,338,222	$248,034
Titulo Propiedad Ud, 1.00%, 1/12/22 (2)	CRC	2,034,235,423	2,158,782
Total Costa Rica (identified cost $2,498,756)			$2,406,816
Ghana — 0.7%
Ghanaian Government Bond, 13.00%, 8/2/10	GHS	600,000	$481,224
Ghanaian Government Bond, 13.69%, 3/15/10	GHS	1,900,000	1,546,792
Ghanaian Government Bond, 13.50%, 3/30/10	GHS	980,000	795,129
Ghanaian Government Bond, 13.67%, 6/11/12	GHS	4,300,000	3,331,405
Total Ghana (identified cost $8,312,919)			$6,154,550
Indonesia — 2.2%
Indonesia Recapital, 14.00%, 6/15/09	IDR	85,250,000,000	$9,738,841
Republic of Indonesia, 12.00%, 9/15/11	IDR	88,122,000,000	9,907,063
Total Indonesia (identified cost $20,370,733)			$19,645,904
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$185,770
Total Kenya (identified cost $181,520)			$185,770
Nigeria — 1.2%
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	444,300,000	$3,965,031
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	523,213,000	4,577,975
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	404,606,000	3,190,642
Total Nigeria (identified cost $11,305,726)			$11,733,648
Peru — 1.1%
Republic of Peru, 12.25%, 8/10/11	PEN	23,587,000	$9,769,331
Total Peru (identified cost $10,299,536)			$9,769,331
Sri Lanka — 0.2%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	199,000,000	$1,821,693
Total Sri Lanka (identified cost $1,817,081)			$1,821,693
Uruguay — 1.0%
Republic of Uruguay, 5.00%, 9/14/18 (5)	UYU	156,082,284	$8,880,593
Total Uruguay (identified cost $6,952,533)			$8,880,593
Total Foreign Government Bonds (identified cost $82,388,628)			$82,443,600

1

Foreign Corporate Bonds — 0.4%

Security	Principal	U.S. $ Value
Chile — 0.4%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15 (6)	$3,000,000	$3,785,212
Total Chile (identified cost $3,000,000)		$3,785,212
Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12 (7) (8) (9)	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24 (7) (8) (9)	2,000,000	10,000
Total Indonesia (identified cost $2,910,368)		$30,000
Total Foreign Corporate Bonds (identified cost $5,910,368)		$3,815,212

Debt Obligations — United States — 57.7%

Security	Principal	U.S. $ Value
Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19	$500,000	$607,398
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,041,920
Total Corporate Bonds and Notes (identified cost $1,529,246)		$1,649,318

Mortgage-Backed Securities — 57.3%

Collateralized Mortgage Obligations — 10.5%
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$527,614	$540,678
Series 1548, Class Z, 7.00%, 7/15/23	721,514	750,235
Series 1817, Class Z, 6.50%, 2/15/26	616,933	635,983
Series 1927, Class ZA, 6.50%, 1/15/27	2,397,687	2,470,794
Series 2127, Class PG, 6.25%, 2/15/29	2,787,641	2,848,008
		$7,245,698
Federal National Mortgage Association:
Series 1992-180, Class F, 3.619%, 10/25/22 (10)	$2,463,620	$2,503,797
Series 1993-104, Class ZB, 6.50%, 7/25/23	749,688	772,909
Series 1993-121, Class Z, 7.00%, 7/25/23	9,423,146	9,875,195
Series 1993-141, Class Z, 7.00%, 8/25/23	1,817,513	1,899,983
Series 1993-16, Class Z, 7.50%, 2/25/23	2,314,315	2,459,369
Series 1993-79, Class PL, 7.00%, 6/25/23	1,750,580	1,834,569
Series 1994-42, Class ZQ, 7.00%, 4/25/24	11,159,893	11,674,137
Series 1994-63, Class PJ, 7.00%, 12/25/23	1,095,339	1,100,881
Series 1994-79, Class Z, 7.00%, 4/25/24	2,228,254	2,335,584
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,452,432	1,567,191
Series 1996-35, Class Z, 7.00%, 7/25/26	567,663	594,144
Series 1998-16, Class H, 7.00%, 4/18/28	1,659,044	1,736,557
Series 1999-25, Class Z, 6.00%, 6/25/29	5,131,230	5,175,214
Series 2000-49, Class A, 8.00%, 3/18/27	1,799,042	1,950,045
Series 2001-37, Class GA, 8.00%, 7/25/16	253,917	269,087
Series G93-1, Class K, 6.675%, 1/25/23	2,578,718	2,699,479
Series G93-31, Class PN, 7.00%, 9/25/23	8,290,232	8,735,667
Series G93-41, Class ZQ, 7.00%, 12/25/23	16,444,612	17,362,670
		$74,546,478
Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,440,137	$1,512,401
Series 1999-42, Class Z, 8.00%, 11/16/29	3,740,448	4,041,290
Series 2001-35, Class K, 6.45%, 10/26/23	596,126	618,668
Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,104,824
		$11,277,183
Total Collateralized Mortgage Obligations (identified cost $92,787,759)		$93,069,359

2

Commercial Mortgage-Backed Securities — 2.4%
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44 (11)	$9,960,000	$9,218,563
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43 (11)	7,000,000	6,834,413
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42 (11)	6,000,000	5,676,142
Total Commercial Mortgage-Backed Securities (identified cost $22,632,989)		$21,729,118
Mortgage Pass-Throughs — 44.4%
Federal Home Loan Mortgage Corp.:
4.64% with maturity at 2030 (12)	$3,073,358	$3,066,140
5.50% with maturity at 2013	16,147,042	16,471,909
6.00% with maturity at 2024	5,417,542	5,554,736
6.334% with maturity at 2023 (12)	1,105,521	1,118,501
6.50% with various maturities to 2024	6,529,851	6,797,778
7.00% with various maturities to 2031	7,131,154	7,534,959
7.31% with maturity at 2026	453,859	486,078
7.50% with various maturities to 2028	18,278,311	19,584,522
7.95% with maturity at 2022	684,876	741,407
8.00% with various maturities to 2030	4,086,216	4,455,279
8.15% with maturity at 2021	440,614	483,437
8.30% with maturity at 2021	323,396	346,390
8.47% with maturity at 2018	372,956	406,381
8.50% with various maturities to 2028	2,284,025	2,531,678
9.00% with various maturities to 2027	4,545,082	5,079,010
9.25% with various maturities to 2016	10,698	10,804
9.50% with various maturities to 2027	428,938	471,737
9.75% with various maturities to 2020	19,700	21,282
10.00% with various maturities to 2020	1,712,182	1,918,593
10.50% with maturity at 2021	712,452	817,689
11.00% with maturity at 2016	1,157,608	1,312,603
13.25% with maturity at 2013	1,536	1,683
		$79,212,596
Federal National Mortgage Association:
4.217% with maturity at 2022 (12)	$3,920,822	$3,918,632
4.361% with various maturities to 2035 (12)	39,315,293	39,250,765
4.376% with maturity at 2035 (12)	9,040,446	9,040,948
4.511% with maturity at 2025 (12)	2,391,989	2,398,351
4.53% with various maturities to 2033 (12)	31,392,253	31,380,295
4.711% with maturity at 2024 (12)	1,936,934	1,950,256
5.00% with various maturities to 2018	20,363,705	20,357,972
5.50% with various maturities to 2018	1,924,843	1,961,127
5.977% with maturity at 2028 (12)	358,114	361,689
6.218% with maturity at 2023 (12)	218,704	221,233
6.321% with maturity at 2032 (12)	7,133,750	7,312,098
6.50% with various maturities to 2030	24,817,172	25,793,502
6.881% with maturity at 2025 (12)	858,245	891,234
7.00% with various maturities to 2032	35,850,441	37,741,147
7.50% with various maturities to 2028	16,662,627	17,741,828
8.00% with various maturities to 2030	13,769,518	14,937,696
8.50% with various maturities to 2026	129,048	141,296
9.00% with various maturities to 2027 (11)	1,673,694	1,812,533
9.047% with maturity at 2028 (11)	1,280,665	1,422,802
9.50% with various maturities to 2031	6,765,426	7,492,826
10.50% with maturity at 2029	862,065	1,001,916
11.00% with maturity at 2016	109,990	120,516
11.054% with maturity at 2027 (11)	1,363,489	1,555,289
11.50% with maturity at 2031	871,123	1,042,913
		$229,848,864
Government National Mortgage Association:
5.125% with maturity at 2024 (12)	$945,785	$953,536
6.50% with maturity at 2013	963,373	1,000,461
7.00% with various maturities to 2026	17,890,478	18,961,074
7.50% with various maturities to 2031	13,901,265	14,911,539
7.75% with maturity at 2019	43,780	47,337

3

8.00% with various maturities to 2034	39,413,306	$42,912,725
8.30% with various maturities to 2020	281,736	306,549
8.50% with various maturities to 2021	2,695,821	2,948,838
9.00% with various maturities to 2025	821,330	915,341
9.50% with various maturities to 2026 (13)	2,695,476	3,090,969
		$86,048,369
Total Mortgage Pass-Throughs (identified cost $393,013,830)		$395,109,829
Total Mortgage-Backed Securities (identified cost $508,434,578)		$509,908,306

U.S. Treasury Obligations - 0.2%
United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,996,758
Total U.S. Treasury Obligations (identified cost $1,787,750)		$1,996,758
Total Debt Obligations - United States (identified cost $511,751,574)		$513,554,382

Common Stocks — 0.2%

Security	Shares	U.S. $ Value
China — 0.2%
Business Services — 0.0%
APP China (7)	8,155	$326,200
		$326,200

	Principal	U.S. $ Value
Commercial Banks — 0.2%
Industrial and Commercial Bank of China	2,191,752	$1,638,876
		$1,638,876
Total China (identified cost $2,395,650)		$1,965,076
Total Common Stocks (identified cost $2,395,650)		$1,965,076

Short-Term Investments — 35.4%

Foreign Government Securities — 25.6%

	Principal Amount
Security	(000’s omitted)		U.S. $ Value
Egypt — 12.2%
Egyptian Treasury Bill, 0.00%, 8/5/08	EGP	141,425	$26,615,334
Egyptian Treasury Bill, 0.00%, 8/19/08	EGP	34,200	6,422,838
Egyptian Treasury Bill, 0.00%, 9/2/08	EGP	62,325	11,670,476
Egyptian Treasury Bill, 0.00%, 9/9/08	EGP	118,675	22,170,254
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	93,950	17,473,735
Egyptian Treasury Bill, 0.00%, 10/7/08	EGP	16,600	3,082,426
Egyptian Treasury Bill, 0.00%, 10/21/08	EGP	49,100	9,048,108
Egyptian Treasury Bill, 0.00%, 10/28/08	EGP	46,975	8,639,081
Egyptian Treasury Bill, 0.00%, 1/6/09	EGP	20,650	3,748,452
Total Egypt (identified cost $108,349,864)			$108,870,704
Georgia — 2.5%
Bank of Georgia Group, 6.75%, 9/22/08 (4)	GEL	6,033	$4,283,817
Bank of Georgia Group, 7.50%, 8/29/08 (4)	GEL	7,353	5,221,282
Bank of Georgia Group, 8.75%, 12/26/08 (4)	GEL	7,525	5,343,043
Bank of Georgia Group, 8.25%, 10/10/08 (4)	GEL	9,794	6,954,662
Total Georgia (identified cost $21,455,091)			$21,802,804

4

Iceland — 4.4%
Central Bank of Iceland, 15.25%, 9/24/08 (4) (10)	ISK	600,000	$7,580,064
Republic of Iceland, 8.50%, 12/12/08	ISK	2,504,640	31,281,500
Total Iceland (identified cost $40,648,800)			$38,861,564
Kazakhstan — 2.9%
Kazakhstan Treasury Note, Series 28, 0.00%, 8/15/08	KZT	3,114,190	$25,856,704
Total Kazakhstan (identified cost $25,854,553)			$25,856,704
Nigeria — 0.3%
Nigerian Treasury Bill, 0.00%, 9/4/08	NGN	145,188	$1,222,818
Nigerian Treasury Bill, 0.00%, 7/2/09	NGN	145,000	$1,132,152
Total Nigeria (identified cost $2,282,443)			$2,354,970
Peru — 3.2%
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	28,700	$10,035,880
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	14,100	4,906,390
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	9,600	3,327,432
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800	10,278,011
Total Peru (identified cost $27,180,022)			$28,547,713
Uganda — 0.1%
Ugandan Treasury Bill, 0.00%, 10/23/08	UGX	1,096,000	$651,786
Total Uganda (identified cost $614,049)			$651,786
Total Foreign Government Securities (identified cost $226,384,822)			$226,946,245

Other Securities — 9.8%

	Interest/
	Principal Amount
Description	(000’s omitted)	U.S. $ Value
Investment in Cash Management Portfolio, 2.23% (14)	$83,653	$83,653,394
State Street Bank and Trust Time Deposit, 1.25%, 8/1/08	4,016	4,016,250
Total Other Securities (identified cost $87,669,664)		$87,669,644
Total Short-Term Investments (identified cost $314,054,486)		$314,615,889

Currency Options Purchased — 0.2%

	Principal Amount of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
South Korean Won Call Option	KRW	7,459,200	932.4	3/3/09	$17,156
South Korean Won Call Option	KRW	7,324,000	915.5	6/2/09	15,234
South Korean Won Put Option	KRW	7,459,200	932.4	3/3/09	629,034
South Korean Won Put Option	KRW	7,324,000	915.5	6/2/09	738,625
Euro Put Option	EUR	800	1.2738	10/2/08	112
Euro Put Option	EUR	800	1.295	10/10/08	150
Euro Put Option	EUR	800	1.299	10/16/08	162
Euro Put Option	EUR	800	1.3155	10/30/08	200
Euro Put Option	EUR	800	1.3195	11/13/08	312
Euro Put Option	EUR	800	1.354	11/26/08	799

5

Euro Put Option	EUR	800	1.3506	12/11/08	$1,086
Euro Put Option	EUR	800	1.327	1/8/09	1,361
Euro Put Option	EUR	800	1.3375	2/12/09	2,496
Euro Put Option	EUR	800	1.3705	4/8/09	5,842
Euro Put Option	EUR	800	1.3745	5/13/09	7,689
Total Currency Options Purchased (identified cost $1,139,502)					$1,420,258
Total Investments — 103.1% (identified cost $917,640,208)					$917,814,417
Other Assets, Less Liabilities — (3.1)%					$(27,930,577)
Net Assets — 100.0%					$889,883,840

BRL	—	Brazilian Real
CRC	—	Costa Rican Colon
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
GHS	—	Ghanaian Cedi
IDR	—	Indonesian Rupiah
ISK	—	Icelandic Krona
KES	—	Kenyan Shilling
KZT	—	Kazakh Tenge
KRW	—	South Korean Won
LKR	—	Sri Lanka Rupee
NGN	—	Nigerian Naira
PEN	—	Peruvian New Sol
UGX	—	Ugandan Shilling
UYU	—	Uruguayan Peso
(1)

Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 11,047,292.

(2)

Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,400,000 and the current face is CRC 2,034,235,423.

(3)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000 and the current face is CRC 238,338,222.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Bond pays a coupon of 5% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. Original face of the bond is UYU 135,030,000 and the current face is UYU 156,082,284.

(6)		Bonds pays a coupon of 3.8% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fumento) Rate.
(7)		Non-income producing security.
(8)		Convertible bond.
(9)		Defaulted security.
(10)		Floating-rate security.
(11)		Weighted average fixed-rate coupon that changes/updates monthly.
(12)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2008.
(13)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(14)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $1,198,485.

6

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/05/08	Euro	United States Dollar
	8,765,507	13,732,761	$57,094
8/28/08	Euro	United States Dollar
	2,491,000	3,895,799	14,096
12/12/08	Icelandic Krona	United States Dollar
	2,111,929,478	26,942,529	938,868
10/14/08	Kazakh Tenge	United States Dollar
	757,300,000	6,176,998	(85,257)
8/28/08	New Zealand Dollar	United States Dollar
	13,323,002	9,832,375	115,587
11/06/08	Peruvian New Sol	United States Dollar
	14,100,000	4,789,402	(212,603)
11/10/08	Peruvian New Sol	United States Dollar
	14,600,000	4,956,714	(222,412)
12/11/08	Peruvian New Sol	United States Dollar
	14,100,000	4,789,402	(210,444)
2/09/09	Peruvian New Sol	United States Dollar
	29,800,000	10,088,016	(471,240)
8/05/08	South African Rand	United States Dollar
	226,117,644	29,878,124	(1,072,858)
8/07/08	South African Rand	United States Dollar
	45,554,400	6,021,334	(210,878)
11/03/08	Sri Lanka Rupee	United States Dollar
	210,442,500	1,877,610	(32,630)
			$(1,392,677)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/11/08	Colombian Peso	United States Dollar
	13,574,303,631	7,924,287	$(383,886)
8/07/08	Hungarian Forint	Euro
	3,164,802,000	13,771,984	(260,792)
8/12/08	Icelandic Krona	Euro
	1,457,356,309	11,738,673	63,077
8/19/08	Indonesian Rupiah	United States Dollar
	59,508,000,000	6,499,828	25,923
8/15/08	Kazakh Tenge	United States Dollar
	13,464,814	111,957	(17)
10/14/08	Kazakh Tenge	United States Dollar
	757,300,000	6,058,400	203,856
9/29/08	Kenyan Shilling	United States Dollar
	137,874,688	2,104,957	(57,407)
8/07/08	Malaysian Ringgit	United States Dollar
	43,750,000	13,390,671	45,822
8/14/08	Malaysian Ringgit	United States Dollar
	21,750,000	6,709,650	(30,071)
8/21/08	Malaysian Ringgit	United States Dollar
	21,750,000	6,738,544	(59,244)
9/15/08	Mauritian Rupee	United States Dollar
	71,128,624	2,637,128	15,927
10/03/08	Mauritian Rupee	United States Dollar
	222,200,000	8,148,148	124,870
8/11/08	Mexican Peso	United States Dollar
	44,350,000	4,334,864	80,902
8/04/08	New Turkish Lira	United States Dollar
	11,376,673	9,043,460	801,215

7

8/07/08	New Turkish Lira	United States Dollar
	9,898,000	8,186,931	$368,072
8/14/08	Polish Zloty	Euro
	47,406,375	14,772,943	(13,863)
8/25/08	Polish Zloty	Euro
	82,353,625	25,244,248	609,696
8/28/08	Russian Rouble	United States Dollar
	202,939,000	8,672,977	(18,643)
8/14/08	Serbian Dinar	Euro
	316,958,400	4,002,000	172,600
8/21/08	Serbian Dinar	Euro
	328,800,000	4,162,816	151,965
8/25/08	Serbian Dinar	Euro
	330,700,000	4,210,004	111,371
9/04/08	Serbian Dinar	Euro
	317,985,000	4,122,715	(22,035)
9/09/08	Ugandan Shilling	United States Dollar
	4,563,765,520	2,751,411	2,667
9/09/08	Zambian Kwacha	United States Dollar
	10,015,465,000	2,964,596	(138,768)
			$1,793,237

At July 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $746,640, and a payable of $87,291.

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
9/08	68 Japan 10 Year Bond	Short	$(84,194,756)	$(85,939,770)	$(1,745,014)
9/08	165 FTSE/JSE Top 40	Short	(6,793,717)	(5,850,652)	943,065
					$(801,949)

Descriptions of the underlying instruments to Futures Contracts: Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Egypt	Buy	$6,000	0.75%	1/20/11	$197,257
Barclays Bank PLC	Iceland	Sell	5,000	1.70	3/20/18	(392,336)
Barclays Bank PLC	Iceland	Sell	3,900	1.88	3/20/18	(258,886)
Barclays Bank PLC	Turkey	Buy	4,170	2.12	1/20/13	45,722
Barclays Bank PLC	Turkey	Buy	4,100	2.13	1/20/13	43,344
Citigroup Global Markets	Indonesia	Buy	10,000	1.73	6/20/11	(5,339)
Citigroup Global Markets	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(41,308)
Credit Suisse First Boston	Greece	Buy	20,000	0.195	6/20/20	778,221
Credit Suisse First Boston	Iceland	Sell	5,000	1.70	3/20/18	(392,336)
Credit Suisse First Boston	Italy	Buy	18,200	0.20	12/20/16	330,506
Credit Suisse First Boston	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(41,308)
Credit Suisse First Boston	Turkey	Buy	5,000	2.87	7/20/11	(134,864)
Credit Suisse First Boston	Turkey	Buy	4,120	2.11	1/20/13	46,792
Goldman Sachs, Inc.	Greece	Buy	30,000	0.20	6/20/20	1,153,871
Goldman Sachs, Inc.	Greece	Buy	50,000	0.29	6/20/15	794,053
HSBC Bank USA	Serbia	Buy	7,000	1.30	5/5/11	182,073
J.P. Morgan Chase Bank	Greece	Buy	20,000	0.12625	9/20/17	703,245
J.P. Morgan Chase Bank	Iceland	Sell	3,300	1.70	3/20/18	(258,942)
J.P. Morgan Chase Bank	Iceland	Sell	6,600	1.75	3/20/18	(495,726)
J.P. Morgan Chase Bank	Iceland	Sell	4,000	1.90	3/20/18	(260,152)

8

J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.10	3/20/23	$(275,414)
J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.45	3/20/23	(126,141)
J.P. Morgan Chase Bank	Indonesia	Buy	5,000	2.09	9/20/11	(46,416)
J.P. Morgan Chase Bank	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(41,308)
J.P. Morgan Chase Bank	Turkey	Buy	4,000	3.60	4/6/09	(73,834)
J.P. Morgan Chase Bank	Turkey	Buy	10,000	3.16	4/1/10	(318,481)
J.P. Morgan Chase Bank	Turkey	Buy	12,610	2.12	1/20/13	138,261
Merrill Lynch Capital Services	Turkey	Buy	5,000	2.11	1/20/13	56,786
Morgan Stanley	Turkey	Buy	3,000	3.40	1/29/09	(37,853)
Morgan Stanley	Turkey	Buy	5,000	4.05	4/6/14	(323,332)
						$946,155

Interest Rate Swaps

Counterparty	Notional Amount		Portfolio Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Barclays Capital PLC	MYR	36,000,000	Pay	KLIBOR	3.85%	March 27, 2012	$(223,483)
J.P. Morgan Chase Bank	BRL	12,290,767	Pay	Brazil Interbank Deposit Rate	10.35	January 2, 2012	(1,056,096)
J.P. Morgan Chase Bank	BRL	38,710,005	Pay	Brazil Interbank Deposit Rate	11.34	January 2, 2009	(248,445)
J.P. Morgan Chase Bank	BRL	10,533,705	Pay	Brazil Interbank Deposit Rate	12.73	January 2, 2012	(233,294)
							$(1,761,318)

BRL	—	Brazilian Real
MYR	—	Malaysian Ringgit
KLIBOR	—	Kuala Lampur Interbank Offered Rate

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services	$4,817,059	12/1/08	1-month USD-LIBOR-BBA + 50bp	Total Return on Merrill Lynch Abu Dhabi Index	$10,280
J.P Morgan Chase Bank	$4,251,981	7/23/2009	1-month USD-LIBOR-BBA + 50bp	Total Return on J.P Morgan Abu Dhabi Index	19,980
Citigroup Global Markets	$4,375,000	10/30/2008	3-month USD-LIBOR-BBA +100bp	Total Return on Citigroup Global Markets Azerbaijan T-Bill Index	(27,536)
					$2,724

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$921,978,918
Gross unrealized appreciation	$10,865,039
Gross unrealized depreciation	(15,029,540)
Net unrealized depreciation	$(4,164,501)

9

Eaton Vance Tax-Managed Dividend Income Fund	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.6%

Security	Shares	Value
Aerospace & Defense — 5.5%
General Dynamics Corp.	500,000	$44,570,000
Lockheed Martin Corp.	300,000	31,299,000
Raytheon Co.	323,608	18,423,003
		$94,292,003
Capital Markets — 4.0%
Bank of New York Mellon Corp. (The)	996,427	$35,373,158
State Street Corp.	465,295	33,333,734
		$68,706,892
Commercial Banks — 6.1%
Banco Bradesco SA ADR	1,427,394	$30,303,575
Banco Itau Holding Financiera SA ADR	817,586	17,414,582
PNC Financial Services Group, Inc.	325,071	23,174,311
Wal-Mart Stores, Inc.	598,769	35,099,839
		$105,992,307
Computer Peripherals — 4.0%
Hewlett-Packard Co.	800,000	$35,840,000
International Business Machines Corp.	261,545	33,472,529
		$69,312,529
Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	450,000	$18,283,500
		$18,283,500
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	1,000,000	$30,810,000
Verizon Communications, Inc.	1,000,000	34,040,000
		$64,850,000
Electric Utilities — 7.0%
E.ON AG	125,000	$23,827,425
Edison International	850,000	41,089,000
FirstEnergy Corp.	400,000	29,420,000
Fortum Oyj	600,000	26,455,866
		$120,792,291
Energy Equipment & Services — 5.3%
Diamond Offshore Drilling, Inc.	270,000	$32,211,000
Schlumberger, Ltd.	267,808	27,209,293
Transocean, Inc. (2)	237,500	32,307,125
		$91,727,418
Food & Staples Retailing — 0.7%
Kroger Co. (The)	398,892	$11,280,666
		$11,280,666
Food Products — 2.5%
Nestle SA	1,000,000	$43,839,852
		$43,839,852

1

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	590,000	$35,276,100
		$35,276,100
Household Products — 0.8%
Kimberly-Clark de Mexico SA de C.V.	3,000,000	$12,932,323
		$12,932,323
Insurance — 2.0%
Chubb Corp.	292,084	$14,031,715
Travelers Companies, Inc. (The)	450,000	19,854,000
		$33,885,715
Metals & Mining — 4.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	344,964	$33,375,267
Nucor Corp.	318,862	18,245,284
Southern Copper Corp.	1,200,000	33,336,000
		$84,956,551
Multiline Retail — 0.3%
JC Penney Co., Inc.	176,628	$5,445,441
		$5,445,441
Multi-Utilities — 1.6%
United Utilities Group PLC	1,534,665	$21,038,277
United Utilities Group PLC, Class B	1,986,037	6,688,039
		$27,726,316
Oil, Gas & Consumable Fuels — 14.5%
BP PLC ADR	150,000	$9,216,000
Chevron Corp.	500,000	42,280,000
ConocoPhillips	575,000	46,931,500
Exxon Mobil Corp.	500,000	40,215,000
Marathon Oil Corp.	600,000	29,682,000
StatoilHydro ASA	755,000	24,411,896
StatoilHydro ASA ADR	450,000	14,571,000
Total SA ADR	550,000	42,075,000
		$249,382,396
Pharmaceuticals — 7.4%
Johnson & Johnson	750,000	$51,352,500
Merck & Co., Inc.	1,193,942	39,280,692
Schering-Plough Corp.	1,760,375	37,108,705
		$127,741,897
Real Estate Investment Trusts (REITs) — 0.5%
Simon Property Group, Inc.	100,000	$9,263,000
		$9,263,000
Road & Rail — 1.2%
Canadian National Railway Co.	400,000	$21,100,000
		$21,100,000
Specialty Retail — 1.5%
Home Depot, Inc.	1,068,696	$25,467,026
		$25,467,026
Textiles, Apparel & Luxury Goods — 1.2%
VF Corp.	300,000	$21,474,000
		$21,474,000
Tobacco — 3.7%
Philip Morris International, Inc.	950,000	$49,067,500
UST, Inc.	271,482	14,282,668
		$63,350,168
Total Common Stocks (identified cost $1,259,595,587)		$1,407,078,391

2

Preferred Stocks — 14.8%

Security	Shares	Value
Commercial Banks — 6.7%
Abbey National Capital Trust I, 8.963% (1)	35,000	$3,841,568
Auction Pass-Through Trust 2006-5B - USB H, 0.00% (1) (3)	40	1,000
Auction Pass-Through Trust 2006-6B - USB H, 0.00% (1) (3)	40	1,000
Barclays Bank PLC, 8.55% (1) (3)	25,600	2,525,458
BBVA International Preferred SA Unipersonal, 5.919% (1)	35,000	2,732,467
Citigroup Inc., Series AA, 8.125%	183,000	3,760,650
Citigroup Inc., Series F, 8.50%	172,500	3,710,475
Credit Agricole SA/London, 6.637% (1) (3)	104,000	8,213,608
DB Capital Funding VIII, 6.375%	115,000	2,333,350
DB Contingent Capital Trust II, 6.55%	160,000	3,297,600
HBOS PLC, 6.657% (1) (3)	113,500	7,365,810
HSBC Capital Funding LP, 9.547% (1) (3)	40,000	4,197,956
HSBC Capital Funding LP, 10.176% (1) (3)	32,500	3,896,181
JPMorgan Chase & Co., 7.90% (1)	160,000	15,176,400
Landsbanki Islands HF, 7.431% (1) (3)	147,500	8,535,368
National City Corp., Series F, 9.875% (1)	270,000	5,184,000
Royal Bank of Scotland Group PLC, 7.64% (1)	115,000	9,916,278
Royal Bank of Scotland Group PLC, 9.118%	8,000	826,855
Santander Finance Unipersonal, 6.50%	525,000	10,053,750
Standard Chartered PLC, 6.409% (1) (3)	103,000	8,242,153
UBS Preferred Funding Trust I, 8.622% (1)	71,050	7,357,021
Wachovia Corp., 8.00%	225,000	4,315,500
		$115,484,448
Diversified Financial Services — 2.3%
Lehman Brothers Holdings, Inc., 7.95%	135,000	$2,130,300
Merrill Lynch & Co., Inc., 4.00% (1)	1,275,000	14,139,750
Merrill Lynch & Co., Inc., 6.25%	95,000	1,734,700
Merrill Lynch & Co., Inc., 6.70%	387,350	7,173,722
Preferred Pass-Through Trust, 2006-A GS, Class A, 5.94% (1) (3)	140,000	14,178,738
Structured Auction Rate Securities/Stock Custodial-Receipts Merrill H, 5.88% (1) (3)	2,100	5,271
		$39,362,481
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25% (3)	13,250	$1,206,578
		$1,206,578
Insurance — 3.5%
Aegon NV, 6.375%	205,000	$3,491,150
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,266,500
Arch Capital Group, Ltd., Series B, 7.875%	26,500	602,875
AXA SA, 6.463% (1) (3)	50,000	4,067,080
Endurance Specialty Holdings, Ltd., 7.75%	181,550	3,721,775
ING Capital Funding Trust III, 8.439% (1)	117,500	11,980,288
ING Groep NV, 8.50%	325,000	8,125,000
MBIA Insurance Co., 14.00% (1) (3)	100,000	5,569,110
MetLife, Inc., 6.50%	350,000	7,224,000
PartnerRe, Ltd., 6.50%	52,000	1,040,000
PartnerRe, Ltd., 6.75%	139,700	2,841,498
RAM Holdings, Ltd., Series A, 7.50% (1)	5,000	3,125,313
RenaissanceRe Holdings, Ltd., 6.08%	82,000	1,418,600
RenaissanceRe Holdings, Ltd., 6.60%	175,000	3,325,000
		$60,798,189
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan GP, Inc., 8.33% (1) (3)	7,000	$7,468,563
		$7,468,563

3

Real Estate Investment Trusts (REITs) — 0.7%
AMB Property Corp., 6.75%	79,900	$1,566,040
BRE Properties, Series D, 6.75%	40,000	786,000
Duke Realty Corp., 6.95%	120,000	2,330,400
Health Care Property, Inc., 7.10%	150,000	3,052,500
ProLogis Trust, 6.75%	65,000	1,365,000
PS Business Parks, Inc., 6.70%	50,000	918,000
PS Business Parks, Inc., 7.95%	50,000	1,147,500
Vornado Realty Trust, 6.75%	75,000	1,507,500
		$12,672,940
Sovereign Agency — 1.1%
CoBank, 11.00%	300,000	$14,927,550
Federal National Mortgage Association, Series O, 7.00% (1)	100,000	3,025,000
		$17,952,550
Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50% (3)	475,000	$34,438
		$34,438
Total Preferred Stocks (identified cost $330,712,843)		$254,980,187

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Retail-Food and Drug — 0.7%
CVS Caremark Corp., 6.302%, 6/1/37 (1)	$15,000	$12,872,985
Total Corporate Bonds & Notes (identified cost $12,407,133)		$12,872,985

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Managment Portfolio, 2.23% (4)	$41,675	$41,675,229
Total Short-Term Investments (identified cost $41,675,229)		$41,675,229
Total Investments — 99.5% (identified cost $1,644,390,792)		$1,716,606,792
Other Assets, Less Liabilities — 0.5%		$8,324,222
Net Assets — 100.0%		$1,724,931,014

ADR	—	American Depository Receipt
(1)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2008.
(2)		Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $75,508,312 or 4.4% of the Fund’s net assets.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $760,198.

4

The Fund did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,648,328,768
Gross unrealized appreciation	$195,358,659
Gross unrealized depreciation	(127,080,635)
Net unrealized appreciation	$68,278,024

5

Eaton Vance Tax-Managed International Equity Fund as of July 31, 2008 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $224,210,070 and the Fund owned approximately 60.0% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Automobiles — 1.9%
Honda Motor Co., Ltd.	116,000	$3,696,250
Toyota Motor Corp.	79,700	3,429,312
		$7,125,562
Beverages — 4.3%
Diageo PLC	365,000	$6,354,460
Fomento Economico Mexicano SA de C.V. ADR	173,400	7,952,124
Heineken Holding N.V.	45,000	1,922,750
		$16,229,334
Capital Markets — 0.7%
Invesco, Ltd.	115,000	$2,678,350
		$2,678,350
Chemicals — 2.9%
Agrium, Inc.	75,000	$6,600,000
BASF AG	40,000	2,532,558
The Israel Corp., Ltd. (1)	1,300	1,538,585
		$10,671,143
Commercial Banks — 11.3%
Anglo Irish Bank Corp. PLC	77,400	$614,857
Australia and New Zealand Banking Group, Ltd.	138,500	2,094,431
Banco Bilbao Vizcaya Argentaria SA	116,700	2,145,166
Banco Santander Central Hispano SA	300,000	5,841,576
Barclays PLC	306,800	2,081,974
BNP Paribas SA	26,500	2,613,100
BOC Hong Kong Holdings, Ltd.	1,600,000	4,027,736
DBS Group Holdings, Ltd.	400,000	5,560,079
Erste Group Bank AG	31,900	2,034,572
Grupo Financiero Banorte SA de C.V.	500,000	2,152,895
Industrial and Commercial Bank of China, Ltd., Class H (1)	4,419,000	3,304,294
Kookmin Bank	51,000	2,892,028
Mitsubishi UFJ Financial Group, Inc.	769,000	6,777,912
		$42,140,620
Communications Equipment — 1.1%
Nokia Oyj	150,000	$4,094,917
		$4,094,917
Computer Peripherals — 0.7%
Lenovo Group, Ltd.	3,900,000	$2,711,882
		$2,711,882
Construction & Engineering — 0.6%
Vinci SA	38,000	$2,149,069
		$2,149,069
Diversified Financial Services — 1.3%
ING Groep N.V.	150,439	$4,906,975
		$4,906,975
Diversified Telecommunication Services — 6.8%
BT Group PLC	930,000	$3,140,592
France Telecom SA ADR	300,000	9,447,000
Koninklijke KPN N.V.	400,000	6,965,136
Telefonica SA	230,000	5,969,482
		$25,522,210
Electric Utilities — 2.9%
E.ON AG	19,340	$3,686,579
E.ON AG ADR	51,350	3,235,050
Scottish and Southern Energy PLC	145,000	4,014,085
		$10,935,714

1

Electrical Equipment — 1.8%
ABB, Ltd. ADR (1)	255,000	$6,686,100
		$6,686,100
Energy Equipment & Services — 2.4%
Acergy SA	300,000	$5,006,772
Fred Olsen Energy ASA	70,000	3,808,770
		$8,815,542
Food & Staples Retailing — 0.8%
Controladora Comercial Mexicana SA de C.V., unit	1,000,000	$2,990,133
		$2,990,133
Food Products — 2.8%
Nestle SA	240,000	$10,521,564
		$10,521,564
Gas Utilities — 0.3%
Samchully Co., Ltd.	5,500	$1,026,022
		$1,026,022
Health Care Providers & Services — 0.5%
Bumrungrad Hospital Public Co., Ltd.	1,700,000	$1,865,482
		$1,865,482
Industrial Conglomerates — 2.1%
Keppel Corp., Ltd.	990,000	$7,638,899
		$7,638,899
Insurance — 2.6%
Aviva PLC	156,700	$1,554,038
AXA SA	152,900	4,495,113
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,486,783
		$9,535,934
Machinery — 3.5%
Atlas Copco AB, Class B	286,000	$4,018,226
Komatsu, Ltd.	250,000	6,197,071
SKF AB ADR	65,000	1,088,750
Vallourec SA	6,300	1,876,361
		$13,180,408
Marine — 0.4%
Cosco Corp. Singapore, Ltd.	700,000	$1,546,556
		$1,546,556
Metals & Mining — 9.4%
Anglo American PLC ADR	127,400	$3,638,544
BHP Billiton, Ltd.	130,000	4,845,645
Companhia Vale do Rio Doce ADR	217,500	5,691,975
Rio Tinto, Ltd.	130,500	15,258,869
Silver Wheaton Corp. (1)	435,000	5,637,600
		$35,072,633
Multi-Utilities — 3.2%
National Grid PLC	390,000	$5,132,845
RWE AG	58,000	6,942,072
		$12,074,917
Oil, Gas & Consumable Fuels — 9.9%
Addax Petroleum Corp.	76,000	$2,963,522
ENI SpA	75,000	2,531,500
Nexen, Inc.	196,600	6,220,424
Petroleo Brasileiro SA ADR	183,000	8,388,720
Sibir Energy PLC	170,000	2,075,523
StatoilHydro ASA	156,720	5,067,328
Total SA	128,000	9,803,349
		$37,050,366
Pharmaceuticals — 4.8%
AstraZeneca PLC ADR	82,800	$4,019,940
Novartis AG	129,500	7,683,453
Roche Holding AG	24,400	4,505,608
Shionogi & Co., Ltd.	94,000	1,837,553
		$18,046,554

2

Real Estate Management & Development — 1.0%
Sun Hung Kai Properties, Ltd.	255,000	$3,781,545
		$3,781,545
Semiconductors & Semiconductor Equipment — 0.2%
Himax Technologies, Inc. ADR	206,674	$785,361
		$785,361
Software — 3.0%
Nintendo Co., Ltd.	23,200	$11,235,484
		$11,235,484
Tobacco — 2.4%
British American Tobacco PLC	253,000	$9,124,372
		$9,124,372
Trading Companies & Distributors — 3.8%
Mitsubishi Corp.	350,000	$10,180,102
Mitsui & Co., Ltd.	200,000	4,095,652
		$14,275,754
Water Utilities — 0.5%
Manila Water Co., Inc.	4,387,000	$1,684,582
		$1,684,582
Wireless Telecommunication Services — 5.7%
Bouygues SA	35,000	$2,263,254
China Mobile, Ltd. ADR	68,000	4,545,800
Philippine Long Distance Telephone Co. ADR	75,300	4,280,805
Turkcell Iletisim Hizmetleri AS ADR	395,000	7,623,500
Vodafone Group PLC ADR	95,000	2,548,850
		$21,262,209
Total Common Stocks (identified cost $278,820,042)		$357,366,193

Short-Term Investments — 4.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (2)	$16,652	$16,652,166
Total Short-Term Investments (identified cost $16,652,166)		$16,652,166
Total Investments — 100.0% (identified cost $295,472,208)		$374,018,359
Other Assets, Less Liabilities — (0.0)%		$(135,547)
Net Assets — 100.0%		$373,882,812

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $201,932.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Japan	12.7%	$47,449,336
United Kingdom	11.1	41,609,700
France	8.7	32,647,246
Switzerland	7.9	29,396,725
Australia	5.9	22,198,945
Canada	5.7	21,421,546
Germany	5.3	19,883,042
United States	4.5	16,652,166
Singapore	3.9	14,745,534
Brazil	3.8	14,080,695
Spain	3.7	13,956,224
Norway	3.7	13,882,870
Netherlands	3.7	13,794,861
Mexico	3.5	13,095,152
China	2.8	10,561,976
Hong Kong	2.1	7,809,281
Turkey	2.0	7,623,500
Philippines	1.6	5,965,387
Sweden	1.4	5,106,976
Finland	1.1	4,094,917
Republic of Korea	1.0	3,918,050
Bermuda	0.7	2,678,350
Italy	0.7	2,531,500
Russia	0.6	2,075,523
Austria	0.6	2,034,572
Thailand	0.5	1,865,482
Israel	0.4	1,538,585
Taiwan	0.2	785,361
Ireland	0.2	614,857
Total Investments	100.0%	$374,018,359

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$296,401,962
Gross unrealized appreciation	$88,929,099
Gross unrealized depreciation	(11,312,702)
Net unrealized appreciation	$77,616,397

4

Eaton Vance Tax-Managed Mid-Cap Core Fund as of July 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $33,507,714 and the Fund owned 36.1% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	18,200	$877,240
		$877,240
Auto Components — 2.0%
BorgWarner, Inc.	45,000	$1,814,400
		$1,814,400
Capital Markets — 5.0%
Affiliated Managers Group, Inc. (1)	18,800	$1,624,320
Federated Investors, Inc., Class B	17,000	558,620
Raymond James Financial, Inc.	50,000	1,445,000
SEI Investments Co.	44,600	1,027,138
		$4,655,078
Chemicals — 2.7%
Albemarle Corp.	35,200	$1,370,336
RPM International, Inc.	56,000	1,148,000
		$2,518,336
Commercial Banks — 4.1%
City National Corp.	19,500	$958,035
Cullen/Frost Bankers, Inc.	35,700	1,882,818
Westamerica Bancorporation	18,000	936,000
		$3,776,853
Commercial Services & Supplies — 3.4%
FTI Consulting, Inc. (1)	18,000	$1,280,880
H&R Block, Inc.	30,000	729,900
Mine Safety Appliances Co.	35,000	1,156,400
		$3,167,180
Construction & Engineering — 2.2%
Jacobs Engineering Group, Inc. (1)	26,000	$2,010,840
		$2,010,840
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	11,000	$1,154,670
		$1,154,670
Containers & Packaging — 1.8%
Sonoco Products Co.	51,300	$1,673,406
		$1,673,406
Electric Utilities — 1.5%
DPL, Inc.	56,600	$1,436,508
		$1,436,508
Electrical Equipment — 2.2%
AMETEK, Inc.	42,000	$2,010,120
		$2,010,120
Electronic Equipment & Instruments — 5.8%
Amphenol Corp., Class A	46,000	$2,192,820
Mettler Toledo International, Inc. (1)	12,400	1,333,124
National Instruments Corp.	55,000	1,872,750
		$5,398,694
Energy Equipment & Services — 5.5%
Dril-Quip, Inc. (1)	16,000	$866,240
FMC Technologies, Inc. (1)	30,000	1,853,400
Helmerich & Payne, Inc.	40,000	2,365,200
		$5,084,840
Food & Staples Retailing — 1.2%
Ruddick Corp.	35,000	$1,083,600
		$1,083,600

1

Food Products — 2.2%
Hormel Foods Corp.	26,000	$940,420
McCormick & Co., Inc.	26,500	1,062,650
		$2,003,070
Gas Utilities — 4.2%
AGL Resources, Inc.	41,100	$1,420,416
Energen Corp.	20,000	1,204,000
Questar Corp.	23,400	1,237,392
		$3,861,808
Health Care Equipment & Supplies — 7.0%
Bard (C.R.), Inc.	15,800	$1,466,872
Beckman Coulter, Inc.	18,400	1,331,056
DENTSPLY International, Inc.	37,800	1,521,450
Mentor Corp.	31,000	769,110
Varian Medical Systems, Inc. (1)	23,700	1,422,000
		$6,510,488
Health Care Providers & Services — 2.6%
Henry Schein, Inc. (1)	25,000	$1,339,000
Patterson Cos., Inc. (1)	35,000	1,093,050
		$2,432,050
Hotels, Restaurants & Leisure — 1.3%
Sonic Corp. (1)	79,850	$1,204,936
		$1,204,936
Household Durables — 0.8%
Mohawk Industries, Inc. (1)	13,000	$766,610
		$766,610
Insurance — 4.7%
Brown and Brown, Inc.	55,000	$966,350
HCC Insurance Holdings, Inc.	64,000	1,449,600
Markel Corp. (1)	2,300	834,900
Protective Life Corp.	31,000	1,114,760
		$4,365,610
IT Services — 1.0%
Fiserv, Inc. (1)	20,200	$965,964
		$965,964
Life Sciences Tools & Services — 1.1%
Pharmaceutical Product Development, Inc.	26,000	$991,640
		$991,640
Machinery — 7.2%
Donaldson Co., Inc.	40,000	$1,804,400
Graco, Inc.	45,200	1,637,596
IDEX Corp.	50,000	1,891,500
Matthews International Corp., Class A	26,500	1,322,615
		$6,656,111
Metals & Mining — 2.0%
Reliance Steel & Aluminum Co.	29,000	$1,831,640
		$1,831,640
Multiline Retail — 2.0%
Dollar Tree, Inc. (1)	50,000	$1,875,000
		$1,875,000
Multi-Utilities — 2.9%
NSTAR	40,000	$1,274,400
OGE Energy Corp.	42,300	1,384,056
		$2,658,456
Office Electronics — 1.2%
Zebra Technologies Corp., Class A (1)	36,275	$1,117,633
		$1,117,633
Oil, Gas & Consumable Fuels — 2.6%
Holly Corp.	35,000	$1,000,300
Plains Exploration & Production Co. (1)	25,805	1,444,306
		$2,444,606

2

Personal Products — 2.1%
Alberto-Culver Co.	72,000	$1,931,760
		$1,931,760
Real Estate Investment Trusts (REITs) — 1.2%
Health Care REIT, Inc.	22,000	$1,097,140
		$1,097,140
Semiconductors & Semiconductor Equipment — 2.0%
Microchip Technology, Inc.	57,050	$1,821,607
		$1,821,607
Software — 5.7%
ANSYS, Inc. (1)	42,200	$1,936,136
Citrix Systems, Inc. (1)	27,500	732,600
Fair Isaac Corp.	40,000	890,400
Jack Henry & Associates, Inc.	78,500	1,694,815
		$5,253,951
Specialty Retail — 3.9%
O’Reilly Automotive, Inc. (1)	77,000	$1,966,580
Ross Stores, Inc.	44,500	1,689,220
		$3,655,800
Tobacco — 0.8%
Universal Corp., VA	14,000	$722,680
		$722,680
Trading Companies & Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	30,000	$1,431,000
		$1,431,000
Total Common Stocks (identified cost $77,271,567)		$92,261,325
Total Investments — 99.5% (identified cost $77,271,567)		$92,261,325
Other Assets, Less Liabilities — 0.5%		$496,726
Net Assets — 100.0%		$92,758,051

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,336,389
Gross unrealized appreciation	$18,183,956
Gross unrealized depreciation	(3,259,020)
Net unrealized appreciation	$14,924,936

3

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of July 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $128,450,820 and the Fund owned 58.7% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Aerospace & Defense — 0.0%
Ceradyne, Inc. (1)	500	$23,175
		$23,175
Biotechnology — 2.3%
Amgen, Inc. (1)	42,000	$2,630,460
Genzyme Corp. (1)	29,848	2,287,849
		$4,918,309
Capital Markets — 6.1%
Aberdeen Asset Management PLC	228,000	$636,737
Affiliated Managers Group, Inc. (1)	6,912	597,197
FCStone Group, Inc. (1)(2)	60,060	1,156,756
Invesco, Ltd.	9,411	219,182
Janus Capital Group, Inc.	4,881	148,090
Macquarie Group, Ltd.	70,500	3,359,637
MF Global, Ltd. (1)(2)	1,124,000	7,294,760
		$13,412,359
Chemicals — 3.8%
Innophos Holdings, Inc.	243,378	$7,148,012
Lubrizol Corp.	23,000	1,145,400
		$8,293,412
Commercial Banks — 2.3%
Banco Itau Holding Financiera SA ADR	70,593	$1,503,620
Boston Private Financial Holdings, Inc. (2)	117,857	922,820
First Horizon National Corp.	117,000	1,099,800
KeyCorp	500	5,275
UCBH Holdings, Inc.	96,100	433,411
Zions Bancorporation (2)	35,000	1,024,450
		$4,989,376
Commercial Services & Supplies — 1.0%
CoStar Group, Inc. (1)(2)	21,000	$1,047,690
TeleTech Holdings, Inc. (1)	1,000	13,600
Waste Management, Inc.	31,000	1,101,740
		$2,163,030
Communications Equipment — 5.2%
Nortel Networks Corp. (1)	1,000	$7,640
Research In Motion, Ltd. (1)(2)	59,565	7,315,773
Riverbed Technology, Inc. (1)(2)	259,000	4,110,330
		$11,433,743
Computer Peripherals — 1.4%
Apple, Inc. (1)	19,100	$3,035,945
Synaptics, Inc. (1)	100	4,822
		$3,040,767
Construction & Engineering — 1.6%
Chicago Bridge & Iron Co. NV	51,000	$1,671,270
Northwest Pipe Co. (1)(2)	30,500	1,773,575
		$3,444,845
Containers & Packaging — 0.9%
Owens-Illinois, Inc. (1)	46,000	$1,943,040
		$1,943,040
Diversified Consumer Services — 0.6%
Apollo Group, Inc., Class A (1)	22,000	$1,370,380
Capella Education Co. (1)	100	5,220
		$1,375,600
Diversified Financial Services — 2.8%
IntercontinentalExchange, Inc. (1)	31,500	$3,143,700
KKR Financial Holdings LLC	100	1,027
Nasdaq OMX Group, Inc. (The) (1)	111,000	3,082,470
		$6,227,197

1

Diversified Telecommunication Services — 1.9%
Cbeyond Communications, Inc. (1)(2)	62,000	$1,065,160
Cogent Communications Group, Inc. (1)(2)	264,000	3,183,840
Maxcom Telecomunicaciones SAB de CV ADR (1)	39	388
		$4,249,388
Electrical Equipment — 5.1%
First Solar, Inc. (1)	3,800	$1,083,418
GrafTech International, Ltd. (1)	280,000	6,566,000
JA Solar Holdings Co., Ltd. ADR (1)(2)	227,000	3,443,590
		$11,093,008
Food & Staples Retailing — 0.0%
Shoppers Drug Mart Corp.	64	$3,392
		$3,392
Health Care Equipment & Supplies — 1.4%
American Medical Systems Holdings, Inc. (1)(2)	38,000	$625,860
Edwards Lifesciences Corp. (1)(2)	20,000	1,253,600
Masimo Corp. (1)	31,000	1,170,870
Thoratec Corp. (1)	625	11,725
		$3,062,055
Health Care Providers & Services — 2.5%
DaVita, Inc. (1)	22,000	$1,228,700
Healthways, Inc. (1)	29,548	750,815
Henry Schein, Inc. (1)	1,000	53,560
Pediatrix Medical Group, Inc. (1)	12,500	608,125
UnitedHealth Group, Inc.	58,000	1,628,640
WellCare Health Plans, Inc. (1)	30,000	1,179,900
		$5,449,740
Hotels, Restaurants & Leisure — 1.4%
Scientific Games Corp., Class A (1)(2)	102,000	$3,094,680
Starbucks Corp. (1)	500	7,345
		$3,102,025
Household Durables — 0.0%
Standard Pacific Corp.	100	$334
		$334
Industrial Conglomerates — 0.0%
McDermott International, Inc. (1)	200	$9,534
		$9,534
Insurance — 0.0%
Admiral Group PLC	1,000	$18,198
Progressive Corp.	400	8,100
		$26,298
Internet & Catalog Retail — 3.3%
Orbitz Worldwide, Inc. (1)(2)	166,000	$974,420
Priceline.com, Inc. (1)(2)	55,250	6,350,988
		$7,325,408
Internet Software & Services — 3.4%
Absolute Software Corp. (1)	146,000	$1,544,635
Ariba, Inc. (1)	1,000	16,410
DealerTrack Holdings, Inc. (1)	1,000	15,580
Equinix, Inc. (1)(2)	23,300	1,895,688
Google, Inc., Class A (1)	7,929	3,756,364
Move, Inc. (1)	1,013	2,360
Switch & Data Facilities Co. (1)	9,666	162,679
		$7,393,716
Investment Services — 1.9%
Heckmann Corp. (1)(2)	231,000	$2,268,420
India Fund, Inc.	53,000	1,976,900
		$4,245,320
IT Services — 1.2%
MasterCard, Inc., Class A	11,000	$2,685,650
WNS Holdings, Ltd. ADR (1)	52	884
		$2,686,534

2

Machinery — 2.8%
Colfax Corp. (1)	21,947	$598,934
Energy Recovery, Inc. (1)	19,453	214,956
Flowserve Corp.	7,600	1,013,384
Titan International, Inc. (2)	94,500	4,366,845
		$6,194,119
Media — 0.6%
Central European Media Enterprises, Ltd., Class A (1)(2)	14,326	$1,192,640
CTC Media, Inc. (1)	3,830	88,511
		$1,281,151
Metals & Mining — 13.0%
Arcelormittal ADR	45,000	$3,933,900
Centerra Gold, Inc. (1)	1,000	5,070
Cleveland-Cliffs, Inc.	21,000	2,276,610
Consolidated Thompson Iron Mines, Ltd. (1)	257,000	1,814,324
Freeport-McMoRan Copper & Gold, Inc., Class B	10,000	967,500
Gammon Gold, Inc. (1)(2)	328,507	3,344,201
Golden Star Resources, Ltd. (1)(2)	478,000	1,209,340
Roca Mines, Inc. (1)(2)	152,739	284,464
Schnitzer Steel Industries, Inc.	500	45,120
Silver Wheaton Corp. (1)	218,000	2,825,280
Thompson Creek Metals Co., Inc. (1)	318,529	5,447,807
United States Steel Corp.	38,029	6,098,330
Western Copper Corp. (1)	110,000	160,889
		$28,412,835
Multiline Retail — 2.5%
Big Lots, Inc. (1)(2)	82,000	$2,497,720
Dollar Tree, Inc. (1)	78,000	2,925,000
		$5,422,720
Oil, Gas & Consumable Fuels — 15.2%
Alpha Natural Resources, Inc. (1)	68,000	$6,728,600
Bill Barrett Corp. (1)	12,000	493,680
Centennial Coal Co., Ltd.	442,000	2,131,447
Foundation Coal Holdings, Inc.	52,000	3,088,800
Gasco Energy, Inc. (1)(2)	127,735	333,388
Goodrich Petroleum Corp. (1)(2)	29,728	1,363,029
Hess Corp.	85,400	8,659,560
Massey Energy Co.	454	33,710
Patriot Coal Corp. (1)(2)	55,000	6,938,250
Petrohawk Energy Corp. (1)	107,000	3,565,240
W&T Offshore, Inc.	1,000	44,260
		$33,379,964
Personal Products — 0.0%
Bare Escentuals, Inc. (1)(2)	1,000	$11,540
Herbalife, Ltd.	86	3,714
		$15,254
Pharmaceuticals — 0.5%
Abbott Laboratories	100	$5,634
Elan Corp. PLC ADR (1)	32,705	655,735
Perrigo Co.	14,000	493,220
		$1,154,589
Semiconductors & Semiconductor Equipment — 8.3%
Atheros Communications, Inc. (1)(2)	159,000	$4,929,000
Cavium Networks, Inc. (1)	100	1,605
Cypress Semiconductor Corp. (1)	39,500	1,076,375
MEMC Electronic Materials, Inc. (1)	100	4,621
Nvidia Corp. (1)	175,000	2,002,000
ON Semiconductor Corp. (1)	217,000	2,037,630
Renesola, Ltd. (1)(2)	418,704	3,347,893
Renesola, Ltd. ADR (1)	296,000	4,667,920
		$18,067,044

3

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	5,000	$205,450
CarMax, Inc. (1)(2)	500	6,700
Coldwater Creek, Inc. (1)(2)	266,500	1,737,580
Pier 1 Imports, Inc. (1)(2)	357,431	1,322,495
TJX Companies, Inc. (The) (2)	30,000	1,011,300
		$4,283,525
Textiles, Apparel & Luxury Goods — 1.6%
Gildan Activewear, Inc. (1)	134,600	$3,395,958
		$3,395,958
Thrifts & Mortgage Finance — 0.0%
BankUnited Financial Corp., Class A	94	$150
		$150
Trading Companies & Distributors — 0.0%
WESCO International, Inc. (1)	1,000	$37,650
		$37,650
Wireless Telecommunication Services — 0.0%
China Mobile, Ltd. ADR	100	$6,685
Philippine Long Distance Telephone Co. ADR	1,000	56,850
		$63,535
Total Common Stocks (identified cost $181,874,157)		$211,620,099

Rights — 0.0%

Security	Shares	Value
Household Durables — 0.0%
Standard Pacific Corp., Expires 12/12/2012 (1)	100	$19
		$19
Total Rights (identified cost $0)		$19

Short-Term Investments — 38.7%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.74% (3)(4)	73,927	$73,927,183
Investment in Cash Management Portfolio, 2.23% (3)	$10,635	10,635,085
Total Short-Term Investments (identified cost $84,562,268)		$84,562,268
Total Investments — 135.3% (identified cost $266,436,425)		$296,182,386
Other Assets, Less Liabilities — (35.3)%		$(77,216,642)
Net Assets — 100.0%		$218,965,744

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at July 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 were $1,428,450 and $233,014, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of July 31, 2008, the Portfolio loaned securities having a market value of $69,646,395 and received $73,927,183 of cash collateral for the loans.

4

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$266,833,887
Gross unrealized appreciation	$38,154,210
Gross unrealized depreciation	(8,805,711)
Net unrealized appreciation	$29,348,499

5

Eaton Vance Tax-Managed Small-Cap Growth Fund(1) as of July 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio)(2) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $145,462,556 and the Fund owned 68.6% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

(1) Effective September 1, 2008, the Fund changed its name to Eaton Vance Tax-Managed Small-Cap Fund.

(2) Effective September 1, 2008, the Portfolio changed its name to Tax-Managed Small-Cap Portfolio.

Tax-Managed Small-Cap Growth Portfolio (1)	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 3.4%
Alliant Techsystems, Inc. (2)	31,280	$3,096,407
Ceradyne, Inc. (2)	86,210	3,995,833
		$7,092,240
Beverages — 1.5%
Central European Distribution Corp. (2)	44,600	$3,254,016
		$3,254,016
Biotechnology — 1.3%
Martek Biosciences Corp. (2)	70,790	$2,662,412
		$2,662,412
Capital Markets — 3.7%
Affiliated Managers Group, Inc. (2)	21,790	$1,882,656
Greenhill & Co., Inc.	36,100	2,217,623
Lazard, Ltd., Class A	93,340	3,809,205
		$7,909,484
Chemicals — 2.3%
Intrepid Potash, Inc. (2)	4,760	$263,228
Rockwood Holdings, Inc. (2)	28,510	1,087,656
Terra Industries, Inc.	63,800	3,445,200
		$4,796,084
Commercial Banks — 1.3%
Cullen/Frost Bankers, Inc.	31,015	$1,635,731
National City Corp.	110,990	524,983
Zions Bancorporation	19,900	582,473
		$2,743,187
Commercial Services & Supplies — 4.8%
Clean Harbors, Inc. (2)	33,770	$2,635,411
EnergySolutions, Inc.	154,250	3,163,667
FTI Consulting, Inc. (2)	62,710	4,462,444
		$10,261,522
Computer Peripherals — 0.4%
Stratasys, Inc. (2)	52,565	$817,386
		$817,386
Construction & Engineering — 2.6%
Chicago Bridge & Iron Co. NV	63,090	$2,067,459
Foster Wheeler, Ltd. (2)	60,580	3,439,127
		$5,506,586
Distributors — 1.3%
LKQ Corp. (2)	128,580	$2,635,890
		$2,635,890
Diversified Financial Services — 0.5%
CITGroup, Inc.	115,310	$977,829
		$977,829
Electrical Equipment — 1.2%
Baldor Electric Co.	76,600	$2,608,230
		$2,608,230
Electronic Equipment, Instruments & Components — 5.7%
Avnet, Inc. (2)	108,430	$2,955,802

1

Daktronics, Inc.	184,930	$3,301,000
FLIR Systems, Inc. (2)	90,330	3,680,044
National Instruments Corp.	63,820	2,173,071
		$12,109,917
Energy Equipment & Services — 5.5%
Hornbeck Offshore Services, Inc. (2)	54,485	$2,428,941
ION Geophysical Corp. (2)	207,670	3,316,490
NATCO Group, Inc., Class A (2)	65,755	3,133,226
Willbros Group, Inc. (2)	75,171	2,824,926
		$11,703,583
Health Care Equipment & Supplies — 6.4%
Analogic Corp.	48,215	$3,528,374
IDEXX Laboratories, Inc. (2)	29,800	1,594,300
Immucor, Inc. (2)	27,200	819,536
ResMed, Inc. (2)	19,330	731,061
West Pharmaceutical Services, Inc.	68,720	3,155,622
Wright Medical Group, Inc. (2)	116,140	3,657,249
		$13,486,142
Health Care Providers & Services — 1.5%
VCA Antech, Inc. (2)	111,770	$3,256,978
		$3,256,978
Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A (2)	112,190	$3,403,845
		$3,403,845
Household Products — 1.5%
Church & Dwight Co., Inc.	57,440	$3,151,733
		$3,151,733
Insurance — 1.5%
Philadelphia Consolidated Holding Corp. (2)	53,465	$3,125,029
		$3,125,029
IT Services — 1.3%
Euronet Worldwide, Inc. (2)	174,890	$2,798,240
		$2,798,240
Life Sciences Tools & Services — 2.2%
Bruker BioSciences Corp. (2)	190,870	$2,637,823
PerkinElmer, Inc.	70,380	2,048,058
		$4,685,881
Machinery — 3.9%
Bucyrus International, Inc.	48,350	$3,384,983
Colfax Corp. (2)	22,120	603,655
Energy Recovery, Inc. (2)	11,050	122,102
Titan International, Inc.	91,220	4,215,276
		$8,326,016
Media — 1.3%
Central European Media Enterprises, Ltd. (2)	33,420	$2,782,215
		$2,782,215
Metals & Mining — 3.6%
Cleveland-Cliffs, Inc.	55,960	$6,066,624
Yamana Gold, Inc.	122,746	1,518,368
		$7,584,992
Multiline Retail — 2.9%
Big Lots, Inc. (2)	103,420	$3,150,173
Dollar Tree, Inc. (2)	81,330	3,049,875
		$6,200,048

2

Oil, Gas & Consumable Fuels — 13.3%
Bill Barrett Corp. (2)	24,630	$1,013,278
Denbury Resources, Inc. (2)	112,650	3,169,971
Forest Oil Corp. (2)	50,510	2,880,585
Foundation Coal Holdings, Inc.	39,200	2,328,480
Goodrich Petroleum Corp. (2)	76,710	3,517,153
Patriot Coal Corp. (2)	32,650	4,118,797
Penn Virginia Corp.	14,810	899,708
Petrohawk Energy Corp. (2)	151,530	5,048,980
Range Resources Corp.	57,445	2,789,529
St. Mary Land & Exploration Co.	58,750	2,500,400
		$28,266,881
Personal Products — 0.5%
Chattem, Inc. (2)	16,770	$1,081,162
		$1,081,162
Real Estate Management & Development — 0.8%
St. Joe Co. (The)	47,970	$1,680,389
		$1,680,389
Road & Rail — 3.4%
Kansas City Southern (2)	71,660	$3,941,300
Landstar System, Inc.	63,880	3,231,050
		$7,172,350
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Energy Industries, Inc. (2)	196,760	$2,719,223
Atheros Communications, Inc. (2)	104,190	3,229,890
Cypress Semiconductor Corp. (2)	117,430	3,199,968
Intersil Corp., Class A	122,320	2,951,582
ON Semiconductor Corp. (2)	170,380	1,599,868
Renesola, Ltd. ADR (2)	192,980	3,043,295
Varian Semiconductor Equipment Associates, Inc. (2)	45,950	1,342,659
Verigy, Ltd. (2)	134,800	2,996,604
		$21,083,089
Software — 2.8%
Parametric Technology Corp. (2)	171,650	$3,324,861
Sybase, Inc. (2)	79,489	2,671,625
		$5,996,486
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	82,730	$3,399,376
		$3,399,376
Textiles, Apparel & Luxury Goods — 1.6%
Gildan Activewear, Inc. (2)	135,920	$3,429,262
		$3,429,262
Thrifts & Mortgage Finance — 0.3%
Sovereign Bancorp, Inc.	61,750	$587,860
		$587,860
Trading Companies & Distributors — 1.5%
GATX Corp.	70,714	$3,215,366
		$3,215,366
Total Common Stocks (identified cost $162,225,421)		$209,791,706

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (2) (3) (4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (2) (3) (4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

3

Short-Term Investments — 2.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Managment Portfolio, 2.23% (5)	$5,561	$5,561,455
Total Short-Term Investments (identified cost $5,561,455)		$5,561,455
Total Investments — 101.7% (identified cost $168,346,876)		$215,589,161
Other Assets, Less Liabilities — (1.7)%		$(3,607,017)
Net Assets — 100.0%		$211,982,144

ADR	—	American Depository Receipt

(1)		Effective September 1, 2008, the Portfolio changed its name to Tax-Managed Small-Cap Portfolio.
(2)		Non-income producing security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $158,933.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,346,876
Gross unrealized appreciation	$52,704,082
Gross unrealized depreciation	(5,461,797)
Net unrealized appreciation	$47,242,285

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing 0.11% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000
Total Restricted Securities			$560,000	$236,000

4

Eaton Vance Tax-Managed Small-Cap Value Fund as of July 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $29,436,992 and the Fund owned approximately 41.3% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Auto Components — 2.6%
BorgWarner, Inc.	26,100	$1,052,352
Cooper Tire & Rubber Co.	85,500	787,455
		$1,839,807
Capital Markets — 2.0%
optionsXpress Holdings, Inc.	57,400	$1,424,094
		$1,424,094
Chemicals — 2.3%
RPM International, Inc.	78,600	$1,611,300
		$1,611,300
Commercial Banks — 11.1%
First Midwest Bancorp, Inc.	86,700	$1,779,951
National Penn Bancshares, Inc.	101,300	1,360,459
Prosperity Bancshares, Inc.	57,000	1,829,700
Sterling Bancshares, Inc.	166,200	1,615,464
Trustmark Corp.	73,100	1,320,186
		$7,905,760
Commercial Services & Supplies — 3.4%
Pike Electric Corp. (1)	79,000	$1,406,200
School Specialty, Inc. (1)	31,000	1,032,610
		$2,438,810
Computer Peripherals — 1.9%
Brocade Communications Systems, Inc. (1)	197,200	$1,331,100
		$1,331,100
Containers & Packaging — 2.4%
AptarGroup, Inc.	44,700	$1,729,890
		$1,729,890
Electric Utilities — 4.0%
Cleco Corp.	66,900	$1,681,197
Westar Energy, Inc.	52,400	1,156,992
		$2,838,189
Electrical Equipment — 2.3%
A.O. Smith Corp.	41,000	$1,627,700
		$1,627,700
Electronic Equipment & Instruments — 1.5%
Technitrol, Inc.	75,700	$1,061,314
		$1,061,314
Energy Equipment & Services — 2.6%
Bristow Group, Inc. (1)	19,100	$859,309
Oil States International, Inc. (1)	18,400	1,009,792
		$1,869,101
Food & Staples Retailing — 4.5%
BJ’s Wholesale Club, Inc. (1)	39,000	$1,463,670
Longs Drugstores Corp.	36,700	1,715,725
		$3,179,395
Food Products — 1.6%
Chiquita Brands International, Inc. (1)	74,700	$1,146,645
		$1,146,645
Gas Utilities — 2.7%
Piedmont Natural Gas Co., Inc.	73,400	$1,965,652
		$1,965,652
Health Care Equipment & Supplies — 2.2%
West Pharmaceutical Services, Inc.	33,500	$1,538,320
		$1,538,320

1

Health Care Providers & Services — 2.0%
Owens & Minor, Inc.	31,400	$1,441,888
		$1,441,888
Hotels, Restaurants & Leisure — 2.1%
Jack in the Box, Inc. (1)	69,400	$1,497,652
		$1,497,652
Household Durables — 2.3%
Tupperware Brands Corp.	41,600	$1,622,400
		$1,622,400
Household Products — 2.0%
Church & Dwight Co., Inc.	25,500	$1,399,185
		$1,399,185
Industrial Conglomerates — 4.6%
Teleflex, Inc.	26,300	$1,612,716
Walter Industries, Inc.	15,700	1,646,459
		$3,259,175
Insurance — 5.8%
IPC Holdings, Ltd.	62,600	$2,009,460
Protective Life Corp.	49,200	1,769,232
Zenith National Insurance Corp.	10,500	361,305
		$4,139,997
IT Services — 1.3%
Ness Technologies, Inc. (1)	77,000	$952,490
		$952,490
Leisure Equipment & Products — 1.9%
RC2 Corp. (1)	60,400	$1,386,784
		$1,386,784
Machinery — 8.5%
Albany International Corp., Class A	25,200	$723,240
Barnes Group, Inc.	29,600	668,664
CLARCOR, Inc.	22,700	874,404
Nordson Corp.	23,400	1,653,444
Trinity Industries, Inc.	11,500	432,860
Wabtec Corp.	30,400	1,687,200
		$6,039,812
Oil, Gas & Consumable Fuels — 2.4%
Penn Virginia Corp.	9,300	$564,975
Rosetta Resources, Inc. (1)	48,600	1,147,932
		$1,712,907
Personal Products — 2.0%
Chattem, Inc. (1)	21,650	$1,395,775
		$1,395,775
Pharmaceuticals — 2.0%
Sciele Pharma, Inc. (1)	78,150	$1,457,498
		$1,457,498
Semiconductors & Semiconductor Equipment — 4.5%
Diodes, Inc. (1)	51,050	$1,325,769
ON Semiconductor Corp. (1)	203,500	1,910,865
		$3,236,634
Software — 1.0%
THQ, Inc. (1)	46,500	$705,870
		$705,870
Specialty Retail — 0.6%
Stage Stores, Inc.	30,000	$444,600
		$444,600
Textiles, Apparel & Luxury Goods — 3.0%
Carter’s, Inc. (1)	95,700	$1,581,921
Hanesbrands, Inc. (1)	26,000	557,440
		$2,139,361

2

Thrifts & Mortgage Finance — 3.1%
First Niagara Financial Group, Inc.	157,100	$2,197,829
		$2,197,829
Total Common Stocks (identified cost $58,728,005)		$68,536,934
Total Investments — 96.2% (identified cost $58,728,005)		$68,536,934
Other Assets, Less Liabilities — 3.8%		$2,740,626
Net Assets — 100.0%		$71,277,560

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,728,005
Gross unrealized appreciation	$12,527,652
Gross unrealized depreciation	(2,718,723)
Net unrealized appreciation	$9,808,929

3

Eaton Vance Tax-Managed Value Fund as of July 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $1,492,058,438 and the Fund owned 90.0% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 5.6%
General Dynamics Corp.	300,000	$26,742,000
Lockheed Martin Corp.	125,000	13,041,250
Northrop Grumman Corp.	300,000	20,217,000
United Technologies Corp.	500,000	31,990,000
		$91,990,250
Auto Components — 0.6%
BorgWarner, Inc.	250,000	$10,080,000
		$10,080,000
Beverages — 1.1%
Molson Coors Brewing Co., Class B	350,000	$18,889,500
		$18,889,500
Biotechnology — 0.7%
Amgen, Inc. (1)	175,000	$10,960,250
		$10,960,250
Capital Markets — 7.0%
Franklin Resources, Inc.	400,000	$40,244,000
Goldman Sachs Group, Inc.	200,000	36,808,000
State Street Corp.	550,000	39,402,000
		$116,454,000
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$18,089,900
		$18,089,900
Commercial Banks — 1.9%
PNC Financial Services Group, Inc.	150,000	$10,693,500
Wells Fargo & Co.	700,000	21,189,000
		$31,882,500
Computer Peripherals — 4.9%
Hewlett-Packard Co.	900,000	$40,320,000
International Business Machines Corp.	325,000	41,593,500
		$81,913,500
Consumer Finance — 1.0%
American Express Co.	450,000	$16,704,000
		$16,704,000
Diversified Financial Services — 4.7%
Bank of America Corp.	450,000	$14,805,000
Citigroup, Inc.	625,000	11,681,250
JPMorgan Chase & Co.	1,250,000	50,787,500
		$77,273,750
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	1,285,000	$39,590,850
Verizon Communications, Inc.	1,050,000	35,742,000
		$75,332,850
Electric Utilities — 4.5%
Entergy Corp.	200,000	$21,384,000
Exelon Corp.	400,000	31,448,000
FPL Group, Inc.	325,000	20,972,250
		$73,804,250

1

Energy Equipment & Services — 2.1%
National-Oilwell Varco, Inc. (1)	100,000	$7,863,000
Transocean, Inc. (1)	200,000	27,206,000
		$35,069,000
Food & Staples Retailing — 3.6%
Kroger Co. (The)	800,000	$22,624,000
Safeway, Inc.	750,000	20,040,000
Wal-Mart Stores, Inc.	300,000	17,586,000
		$60,250,000
Food Products — 2.3%
Nestle SA	850,000	$37,263,874
		$37,263,874
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp. (1)	650,000	$7,728,500
		$7,728,500
Health Care Providers & Services — 0.8%
Aetna, Inc.	325,000	$13,328,250
		$13,328,250
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	400,000	$10,364,000
McDonald’s Corp.	300,000	17,937,000
		$28,301,000
Household Products — 1.1%
Kimberly-Clark Corp.	300,000	$17,349,000
		$17,349,000
Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc. (1)(2)	250,000	$9,072,500
		$9,072,500
Insurance — 8.0%
AON Corp.	350,000	$16,030,000
Chubb Corp.	700,000	33,628,000
Lincoln National Corp.	200,000	9,540,000
MetLife, Inc.	700,000	35,539,000
Travelers Companies, Inc. (The)	875,000	38,605,000
		$133,342,000
Machinery — 3.0%
Caterpillar, Inc.	300,000	$20,856,000
Deere & Co.	400,000	28,064,000
		$48,920,000
Media — 2.7%
Comcast Corp., Class A	750,000	$15,465,000
Time Warner, Inc.	1,000,000	14,320,000
Walt Disney Co.	500,000	15,175,000
		$44,960,000
Metals & Mining — 3.3%
Alcoa, Inc.	325,000	$10,968,750
BHP Billiton, Ltd. ADR (2)	100,000	7,466,000
Freeport-McMoRan Copper & Gold, Inc., Class B	275,000	26,606,250
United States Steel Corp. (2)	55,000	8,819,800
		$53,860,800
Multiline Retail — 0.5%
Target Corp.	200,000	$9,046,000
		$9,046,000
Multi-Utilities — 0.9%
Dominion Resources, Inc.	350,000	$15,463,000
		$15,463,000

2

Oil, Gas & Consumable Fuels — 14.5%
Apache Corp.	250,000	$28,042,500
Chevron Corp.	350,000	29,596,000
ConocoPhillips	450,000	36,729,000
Exxon Mobil Corp.	400,000	32,172,000
Hess Corp.	300,000	30,420,000
Marathon Oil Corp.	325,000	16,077,750
Occidental Petroleum Corp.	500,000	39,415,000
Peabody Energy Corp.	300,000	20,295,000
Valero Energy Corp.	250,000	8,352,500
		$241,099,750
Pharmaceuticals — 6.0%
Abbott Laboratories	250,000	$14,085,000
Johnson & Johnson	325,000	22,252,750
Merck & Co., Inc.	1,000,000	32,900,000
Schering-Plough Corp.	400,000	8,432,000
Wyeth	550,000	22,286,000
		$99,955,750
Real Estate Investment Trusts (REITs) — 2.7%
AMB Property Corp. (2)	110,000	$5,385,600
AvalonBay Communities, Inc.	150,000	14,956,500
Public Storage, Inc.	75,000	6,141,750
Simon Property Group, Inc.	200,000	18,526,000
		$45,009,850
Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.	300,000	$31,239,000
		$31,239,000
Specialty Retail — 2.9%
Best Buy Co., Inc.	450,000	$17,874,000
Staples, Inc.	650,000	14,625,000
TJX Companies, Inc. (The)	475,000	16,012,250
		$48,511,250
Tobacco — 1.2%
Philip Morris International, Inc.	400,000	$20,660,000
		$20,660,000
Total Common Stocks (identified cost $1,214,358,680)		$1,623,804,274

Short-Term Investments — 2.7%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.74% (3)(4)	20,715	$20,715,000
Investment in Cash Management Portfolio, 2.23% (4)	$23,633	23,633,064
Total Short-Term Investments (identified cost $44,348,064)		$44,348,064
Total Investments — 100.6% (identified cost $1,258,706,744)		$1,668,152,338
Other Assets, Less Liabilities — (0.6)%		$(9,685,659)
Net Assets — 100.0%		$1,658,466,679

3

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at July 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 were $1,041,449 and $973,740, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of July 31, 2008, the Portfolio loaned securities having a market value of $20,273,560 and received $20,715,000 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,259,848,785
Gross unrealized appreciation	$431,446,188
Gross unrealized depreciation	(23,142,635)
Net unrealized appreciation	$408,303,553

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust Jr
Thomas E. Faust Jr.
President

Date:	September 25, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008